Ivy Funds Logo


                                                    This is your prospectus from

                                                    IVY MACKENZIE
                                                    DISTRIBUTORS, INC.
                                                    Via Mizner Financial Plaza
                                                    700 South Federal Highway
                                                    Boca Raton, Florida 33432
                                                    800.456.5111


         May 3, 1999    EMERGING MARKET FUNDS

    IVY ASIA PACIFIC FUND
    IVY CHINA REGION FUND
    IVY DEVELOPING NATIONS FUND
    IVY SOUTH AMERICA FUND

       Ivy Fund is a registered open-end investment company consisting of nineteen separate portfolios. This Prospectus relates to the Class A, Class B and Class C shares of the four funds listed above (the "Funds"). The Funds also offer Advisor Class shares, which are described in a separate prospectus.

       The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

       Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 -- CONTENTS

    2  Ivy Asia Pacific Fund

    4  Ivy China Region Fund

    6  Ivy Developing Nations Fund

    8  Ivy South America Fund

   11  Additional information
       about investment strategies
       and risks

   15  Management

   16  Shareholder information

   22  Financial highlights

   29  Account application



                          OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                          James W. Broadfoot, Vice President
                          C. William Ferris,
                          Secretary/Treasurer
                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                           AUDITORS
                          Brown Brothers Harriman & Co.       PricewaterhouseCoopers LLP
                          Boston, Massachusetts               Fort Lauderdale, Florida
                          TRANSFER AGENT                      INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.        Ivy Management, Inc.
                          PO Box 3022                         700 South Federal Highway
                          Boca Raton, Florida 33431-0922      Boca Raton, Florida 33432
                          800.777.6472                        800.456.5111



                                                                  Mackenzie Logo

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
ASIA PACIFIC
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in equity securities issued in Asia Pacific countries, which include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.

The Fund's management team uses a value strategy to identify companies and markets that have solid long-term growth prospects and appear to be undervalued.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.
FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Asia-Pacific countries fall into this category, the Fund is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Asia-Pacific region involves special risks beyond those described above. For example, certain Asia-Pacific countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Asia-Pacific securities can also make them more susceptible to investor perceptions which can impact their value and liquidity.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------
(CHART)

'97'                                              -39.58
----                                              ------
'98'                                               -6.86

      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 43.90%

     Worst quarter Q2 '98: (34.21%)

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      --------------------------------------------------------------------------
                                                                          LIPPER
                                                            MSCI FAR       ASIA
                                                           EAST FREE     PACIFIC
                                                           (EX-JAPAN)   (EX-JAPAN)
                             CLASS A   CLASS B   CLASS C     INDEX       CATEGORY
      ----------------------------------------------------------------------------
      Past year............  (12.21%)  (12.10%)   (8.29%)    (7.39%)      (9.05%)
      Since Inception*.....  (27.29%)  (27.09%)  (28.60%)   (28.94%)     (23.78%)

     #Performance figures reflect any applicable sales charges.
     *The inception date for all Classes was January 1, 1997.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                             fees paid directly from
SHAREHOLDER FEES              your investment
---------------------------------------------------------
                              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering
price)......................   5.75%      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)......................    none     5.00%     1.00%
Maximum sales charge (load)
imposed on reinvested
dividends...................    none      none      none
Redemption fee*.............   2.00%**    none      none
Exchange fee................    none      none      none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------------
                              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Management fees.............   1.00%     1.00%     1.00%
Distribution and/or service
(12b-1) fees................   0.25%     1.00%     1.00%
Other expenses..............   4.28%     4.41%     4.30%
Total annual Fund
operating expenses..........   5.53%     6.41%     6.30%
Expenses reimbursed*........   3.38%     3.38%     3.38%
Net Fund
operating expenses*.........   2.15%     3.03%     2.92%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

  -----------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  780    $  806        $  306        $  395        $  295
3rd                     1,315     1,346         1,046         1,013         1,013
5th                     1,875     2,087         1,807         1,754         1,754
10th                    3,392     3,611         3,611         3,708         3,708

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
CHINA REGION
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities of companies that are located or have a substantial business presence in the China Region, which includes China, Hong Kong, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines.

The Fund may also invest in equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. A large portion of the Fund is likely to be invested in equity securities of companies that trade in Hong Kong.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many China Region countries may be considered "developing", the Fund may be exposed to one or more of the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Mainland China may be subject to a much higher degree of economic, political and social instability than more developed countries, which could at any time result in the disruption of its principal financial markets (and to a lesser extent, those of other China Region countries). A number of China Region countries also depend heavily on international trade, which makes their securities markets particularly sensitive to the trade policies and economic conditions of their principal trading partners.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on October 22, 1993 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
-------------------------------------------------------------------

            (CHART)

'94'                                           -24.88
----                                           ------
'95'                                             1.59
'96'                                            20.50
'97'                                           -21.94
'98'                                           -20.56

      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 25.48%
     Worst quarter Q4 '97: (30.21%)



      AVERAGE ANNUAL                                       for the periods ending
      TOTAL RETURNS#                                        December 31, 1998
      -----------------------------------------------------------------------------------------
                                                            LIPPER
                                        CLASS               CHINA       HANG      MSCI     IFC
                             ----------------------------   REGION      SENG     TAIWAN   CHINA
                                A         B         C      CATEGORY     INDEX    INDEX    INDEX
      -----------------------------------------------------------------------------------------
      Past year............  (25.13%)  (24.99%)  (21.81%)  (17.51%)    (6.29%)  (22.35%)  (22.59%)
      Past 5 years.........  (11.68%)  (11.63%)       n/a  (11.54%)    (3.31%)     0.57%    2.95%
      Since inception:
      Class A & B*.........   (8.76%)   (8.55%)       n/a   (8.05%)**    2.77%     9.93%    2.72%
      Class C***...........       n/a       n/a  (13.93%)  (12.22%)    (3.21%)   (1.19%)   18.37%


       #Performance figures reflect any applicable sales charges.
       *The inception date for the Fund's Class A and Class B shares was October
        22, 1993.
      **Since October 28, 1993
     ***The inception date for the Fund's Class C shares was April 30, 1996.
     -- FEES AND EXPENSES
     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                           fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price).................   5.75%      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price).................    none     5.00%     1.00%
Maximum sales charge
(load) imposed on
reinvested dividends...    none      none      none
Redemption fee*........  2.00%**     none      none
Exchange fee...........    none      none      none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   1.51%     1.54%     1.44%
Total annual Fund
operating expenses.....   2.76%     3.54%     3.44%
Expenses reimbursed*...   0.56%     0.56%     0.56%
Net Fund
operating expenses*....   2.20%     2.98%     2.88%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  785    $  801        $  301        $  391        $  291
3rd                     1,329     1,331         1,031         1,001         1,001
5th                     1,898     1,982         1,782         1,735         1,735
10th                    3,436     3,587         3,587         3,671         3,671

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY DEVELOPING NATIONS FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
DEVELOPING
NATIONS FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities of companies that are located in, or are expected to profit from, countries whose markets are generally considered to be "developing" or "emerging".

The Fund may invest more than 25% of its assets in a single country, but usually will hold securities from at least three emerging market countries in its portfolio.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in the developing nations sector, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on November 1, 1994 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
-------------------------------------------------------------------
(Chart)
'95'                                                         6.40%
'96'                                                        11.83
'97'                                                       -27.42
'98'                                                       -11.67

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 29.00%
     Worst quarter Q4 '97: (27.28%)

      AVERAGE ANNUAL                                        for the periods ending
      TOTAL RETURNS#                                           December 31, 1998
      ---------------------------------------------------------------------------------
                                                           MSCI      IFC    MORNINGSTAR
                                       CLASS             EMERGING  EMERGING  EMERGING
                             -------------------------   MARKETS   MARKETS    MARKETS
                                A        B        C     FREE INDEX  INDEX    UNIVERSE
      ---------------------------------------------------------------------------------
      Past year............  (16.75%) (16.73%) (13.16%)  (26.34%)  (21.09%)   (26.82%)
      Since inception:
      Class A & B*.........  (10.76%) (10.60%)     n/a   (12.30%)  (12.35%)    (9.09%)
      Class C**............      n/a      n/a  (15.22%)  (15.50%)  (15.71%)   (12.23%)

      #Performance figures reflect any applicable sales charges.
      *The inception date for the Fund's Class A and Class B shares was November
       1, 1994.
     **The inception date for the Fund's Class C shares was April 30, 1996.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                             CLASS A  CLASS B  CLASS C
------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering
price).....................    5.75%     none     none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price).....................     none    5.00%    1.00%
Maximum sales charge (load)
imposed on reinvested
dividends..................     none     none     none
Redemption fee*............  2.00%**     none     none
Exchange fee...............     none     none     none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A  CLASS B  CLASS C
--------------------------------------------------
Management fees........    1.00%   1.00%    1.00%
Distribution and/or
service (12b-1) fees...    0.25%   1.00%    1.00%
Other expenses.........    2.22%   2.25%    2.25%
Total annual Fund
operating expenses.....    3.47%   4.25%    4.25%
Expenses reimbursed*...    1.29%   1.29%    1.29%
Net Fund
operating expenses*....    2.18%   2.96%    2.96%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
EXAMPLE

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  783    $  799        $  299        $  399        $  299
3rd                     1,325     1,326         1,026         1,026         1,026
5th                     1,891     1,975         1,775         1,775         1,775
10th                    3,422     3,573         3,573         3,747         3,747

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY SOUTH AMERICA FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
SOUTH AMERICA
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities and government and corporate debt securities issued throughout South America, Central America and the Spanish-speaking islands of the Caribbean.

The Fund is likely to have significant investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela.

The Fund may invest in low rated debt securities to increase its potential yield.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects or underlying asset values.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Many of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and may therefore invest a greater percentage of its assets in a particular issuer than a "diversified" fund. As a result, the Fund may also be more susceptible than a diversified fund to the price movements of certain securities it holds in its portfolio.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The risks of investing in foreign securities are more acute in countries with developing economies, which characterizes many of the countries in which the Fund may invest. As a result, the Fund is exposed to the following additional risks:

- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: The securities markets of certain Latin American countries are substantially smaller, less developed, less liquid and more volatile than major securities markets elsewhere in the world. For example, the limited market size for a number of the Fund's portfolio holdings makes their prices vulnerable to investor perceptions and traders who control large positions. Some Latin American countries have also experienced unusually high inflation rates.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

-- PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on November 1, 1994 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS             for the years ending
FOR CLASS A SHARES*              December 31
-------------------------------------------------------
(CHART)

'95'                             -17.28
'96'                              24.22
'97'                               7.03
'98'                             -36.07

 *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

Best quarter Q2 '96: 14.34%
Worst quarter Q3 '98: (30.26%)

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY SOUTH AMERICA FUND
--------------------------------------------------------------------------------

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      -----------------------------------------------------------
                                             SINCE INCEPTION
                                 PAST    ------------------------
                                 YEAR    CLASS A & B*   CLASS C**
      -----------------------------------------------------------
      Class A................  (39.74%)    (13.13%)          n/a
      Class B................  (39.76%)    (13.00%)          n/a
      Class C................  (37.69%)         n/a     (11.75%)
      MSCI EMF Latin America
      Index..................  (35.11%)     (6.61%)      (2.28%)
      MSCI Brazil Index......  (44.07%)     (8.88%)      (5.58%)
      MSCI Argentina Index...  (27.30%)     (2.00%)      (2.03%)

      #Performance figures reflect any applicable sales charges.
      *The inception date for the Fund's Class A and Class B shares was November
       1, 1994.
     **The inception date for the Fund's Class C shares was April 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                      fees paid directly from
      SHAREHOLDER FEES                your  investment
--------------------------------------------------------------
                                   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering price)....   5.75%      none      none
Maximum deferred sales charge
(load)(as a percentage of
purchase price)..................    none     5.00%     1.00%
Maximum sales charge (load)
imposed on reinvested
dividends........................    none      none      none
Redemption fee*..................  2.00%**     none      none
Exchange fee.....................    none      none      none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                              expenses that are
OPERATING EXPENSES                       deducted from Fund assets
------------------------------------------------------------------
                                   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------
Management fees..................   1.00%     1.00%     1.00%
Distribution and/or service
(12b-1) fees.....................   0.25%     1.00%     1.00%
Other expenses...................   3.64%     3.69%     3.72%
Total annual Fund
operating expenses...............   4.89%     5.69%     5.72%
Expenses reimbursed*.............   2.71%     2.71%     2.71%
Net Fund
operating expenses*..............   2.18%     2.98%     3.01%

*The Fund's Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

  ------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  783    $  801        $  301        $  404        $  304
3rd                     1,325     1,332         1,032         1,041         1,041
5th                     1,891     1,985         1,785         1,799         1,799
10th                    3,423     3,587         3,587         3,792         3,792

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ABOUT INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES

IVY ASIA PACIFIC FUND: The Fund seeks to achieve its investment objective of long-term growth by investing primarily in securities issued in countries throughout the Asia Pacific region, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry.

IVY CHINA REGION FUND: The Fund seeks to achieve its investment objective of long-term capital growth primarily by investing in the equity securities of companies that are expected to profit from the economic development and growth of the China Region through a direct business connection (such as an exchange listing or significant profit base) in one or more China Region countries. The Fund may invest more than 25% of its assets in the securities of issuers in a single China Region country, and could have significantly more than 50% of its assets invested in Hong Kong. The Fund expects to invest the balance of its assets in the equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. The Fund's management team seeks to reduce risk by focusing on companies with strong foreign joint venture partners, well-positioned consumer franchises or monopolies, or that operate in strategic or protected industries.

IVY DEVELOPING NATIONS FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies that the Fund's manager believes will benefit from the economic development and growth of emerging markets. The Fund considers an emerging market country to be one that is generally viewed as "developing" or "emerging" by the World Bank, the International Finance Corporation or the United Nations. The Fund usually invests its assets in at least three different emerging market countries, and may invest at least 25% of its assets in the securities of issuers located in a single country.

IVY SOUTH AMERICA FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the securities markets of South America, Mexico and Central America. The Fund normally invests its assets in at least three different countries, and expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund's holdings are concentrated in high-quality companies, selected for both their defensive strengths and long-term prospects.

The Fund does not expect to concentrate its investments in any particular industry. The Fund may, however, invest more than 5% of a portion of its assets in a single issuer (see "Non-diversification risk" on page 8).

ALL FUNDS: The countries in which each Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Funds are managed using a value approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
EMERGING MARKET FUNDS
--------------------------------------------------------------------------------

-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption.

OTHER RISKS: Since the Funds are likely to invest heavily in countries with economies or securities markets that are relatively undeveloped, each Fund is more susceptible to the risks associated with these types of securities than funds that invest primarily in more established markets. Following is a description of these risks, along with the risks commonly associated with the other securities and investment techniques that each Fund's manager considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on the Fund's returns). Other investment methods that the Funds may use (such as derivative investments), but that do not play a key role in their overall investment strategies, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).

- COMMON STOCKS: Common stock represents a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

- DEBT SECURITIES: The Funds may invest in debt securities, and Ivy South America Fund may at any given time have a significant portion of its assets invested in such instruments. The value of debt securities generally increases as interest rates decline. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to losses in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities also tend to be more volatile than bonds with shorter maturities.

  A Fund may invest a portion of its assets in low-rated debt securities (sometimes referred to as "high yield" or "junk" bonds). In general, low-rated debt securities offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns.

  Ivy South America Fund may have significant holdings in sovereign debt. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to the Fund may also be contingent on its receipt from others (such as the International Monetary Fund and more solvent foreign governments) of specific disbursements, which may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, the Fund could lose the entire value of its investment for an indefinite period of time.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect each Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets. Many of the Funds' securities also are denominated in foreign currencies and the value of each Fund's investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:

- securities that are even less liquid and more volatile than those in more-developed foreign countries;

- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

- increased settlement delays;

- unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);

- unusually large currency fluctuations and currency-conversion costs; and

- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- DEPOSITORY RECEIPTS: Each Fund may acquire interests in foreign issuers in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. Each Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND FORWARD FOREIGN CURRENCY CONTRACTS:
  A Fund may, but is not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the adviser's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
EMERGING MARKET FUNDS
--------------------------------------------------------------------------------

  to the risk of currency exchange loss. In addition, although the use of these investment techniques for hedging purposes should tend to minimize the risk of loss due to a decline in the value of the hedged position, they also tend to limit any potential gain that might result from an increase in the position's value.

- ILLIQUID SECURITIES: Each Fund may invest up to 15% of its net assets in "illiquid securities," which are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the Fund has valued the assets. Some of these may by "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may offer the potential for higher returns than more readily marketable securities, there is a risk that a Fund will not be able to dispose of them promptly at an acceptable price.

- TEMPORARY DEFENSIVE POSITIONS: Each Fund may occasionally take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective.

- BORROWING: For temporary or emergency purposes, Ivy China Region Fund may borrow up to 10% of the value of its total assets from qualified banks. Ivy Asia Pacific Fund, Ivy Developing Nations Fund and Ivy South America Fund may borrow up to one-third of the value of its total assets from qualified banks, but will not buy securities whenever its outstanding borrowings exceed 10% of the value of its total assets. Borrowing may exaggerate the effect on a Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

-- OTHER IMPORTANT INFORMATION

YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem").The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the year 2000 readiness of the issuers of the securities that the Funds may purchase is also taken into consideration during the investment decision-making process (though such information may not be readily available, particularly in non-U.S. countries, and may be limited to public filings or statements from company representatives that are not independently verifiable).

The Funds' managers believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause a Fund to lose money).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT

-- INVESTMENT ADVISOR
Ivy Management, Inc.("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432

IMI provides investment advisory and business management services to the Funds. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and provides similar services to the other fifteen series of Ivy Fund. For the Funds' fiscal year ending December 31, 1998, the Funds paid IMI a fee that was equal to 1.00% of each Funds' respective average net assets.

-- PORTFOLIO MANAGEMENT
Each Fund is managed by a team of investment professionals that is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third-party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
EMERGING MARKET FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER
INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last sale price on the exchange on which it was purchased.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, however, there may be some period of time during which a Fund's share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value ("NAV") next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares"). Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES

Purchasing Fund shares involves "Choosing the Appropriate Class of Shares" and "Submitting Your Purchase Order". Please read these sections carefully before investing.

CHOOSING THE APPROPRIATE CLASS OF SHARES:
The essential features of the Funds' different classes of shares are described below. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares. Each Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for its Class A, B and C shares that allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

- CLASS A SHARES: Class A shares are sold at net asset value plus a maximum sales charge of 5.75% (the "offering price").The sales charge may be reduced or eliminated if certain conditions are met (see "Additional Purchase Information"). Class A shares are subject to a 0.25% Rule 12b-1 service fee.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

- CLASS B SHARES: Class B shares are offered at net asset value, without an initial sales charge, but subject to a contingent deferred sales charge ("CDSC") that declines from 5% to zero on certain redemptions within six years of purchase. Class B shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee, and convert automatically into Class A shares eight years after purchase.

- CLASS C SHARES: Class C shares are offered at net asset value, without an initial sales charge, but subject to a CDSC of 1% for redemptions within the first year of purchase. Class C shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee.

The following table displays the various investment minimums, sales charges and expenses that apply to each class.

------------------------------------------------------------------------
                       CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------
Minimum initial
investment*..........  $1,000           $1,000           $1,000
Minimum subsequent
investment*..........  $100             $100             $100
Initial sales
charge...............  Maximum 5.75%,   None             None
                       with options
                       for a reduction
                       or waiver
CDSC.................  None, except on  Maximum 5.00%,   1.00% for the
                       certain NAV      declines over    first year
                       purchases        six years
Service and
distribution fees....  0.25% service    0.75%            0.75%
                       fee              distribution     distribution
                                        fee and 0.25%    fee and 0.25%
                                        service fee      service fee

*Minimum initial and subsequent investments for retirement plans are $25.

-- ADDITIONAL PURCHASE INFORMATION
CLASS A SHARES: Class A shares are sold at a public offering price equal to their net asset value per share plus an initial sales charge, as set forth in the following table (which is reduced as the amount invested increases):

--------------------------------------------------------------------
                           SALES           SALES        PORTION OF
                        CHARGE AS A     CHARGE AS A       PUBLIC
                        PERCENTAGE      PERCENTAGE       OFFERING
                         OF PUBLIC        OF NET           PRICE
                         OFFERING         AMOUNT        RETAINED BY
   AMOUNT INVESTED         PRICE         INVESTED         DEALER
--------------------------------------------------------------------
Less than $50,000....      5.75%           6.10%           5.00%
$50,000 but less than
$100,000.............      5.25%           5.54%           4.50%
$100,000 but less
than $250,000........      4.50%           4.71%           3.75%
$250,000 but less
than $500,000........      4.00%           3.09%           2.50%
$500,000 or over*....      0.00%           0.00%           0.00%

*A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

- HOW TO REDUCE YOUR INITIAL SALES CHARGE:
  - "Rights of Accumulation" permits you to pay the sales charge that applies to the cost or value (whichever is higher)of all Ivy Fund Class A shares you own.
  - A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

- HOW TO ELIMINATE YOUR INITIAL SALES CHARGE: You may purchase Class A shares at NAV (without an initial sales charge or a CDSC) through any one of the following methods:
- through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;
- under certain qualified retirement plans;
- as an employee or director of Mackenzie Investment Management Inc. or its affiliates;
- as an employee of a selected dealer; or
- through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. Ivy Mackenzie Distributors, Inc.("IMDI"), the Fund's distributor, may pay the dealer or agent (out of IMDI's own resources) for its distribution assistance according to the following schedule:

--------------------------------------------------
           PURCHASE AMOUNT              COMMISSION
--------------------------------------------------
First $3,000,000......................    1.00%
Next $2,000,000.......................    0.50%
Over $5,000,000.......................    0.25%

IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI) including, for example, those which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified time period.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
EMERGING MARKET FUNDS
--------------------------------------------------------------------------------

Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by the Distributor. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase.

CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

----------------------------------------------------
                             CDSC AS A PERCENTAGE OF
        YEAR SINCE                DOLLAR AMOUNT
         PURCHASE               SUBJECT TO CHARGE
----------------------------------------------------
First......................         5.00%
Second.....................         4.00%
Third......................         3.00%
Fourth.....................         3.00%
Fifth......................         2.00%
Sixth......................         1.00%
Seventh and thereafter.....         0.00%

The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on increases in account value above the original purchase price or on reinvested dividends and distributions.

Shares will be redeemed on a lot-by-lot basis in the following order:
- Shares held more than six years;
- Shares acquired through reinvestment of dividends and distributions;
- Shares subject to the lowest CDSC percentage, on a first-in, first-out basis
  (1) with the portion of the lot attributable to capital appreciation, which is not subject to a CDSC, redeemed first; then
  (2) the portion of the lot attributable to your original basis, which is subject to a CDSC.

The CDSC for Class B shares is waived for:
- Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.
- Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
- Redemption resulting from a tax-free return of excess contribution to an IRA.
- Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.
- Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of the portfolio's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A and Class I shares. IMDI uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales related expenses, as well as expenses related to providing distributions services, such as compensating selected dealers and agents for selling these shares.

Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion privilege.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the Fund in which you wish to invest. You should note on the check the class of shares you wish to purchase.(see page 17 for minimum initial investments.) Deliver your application materials to your registered repre-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

sentative or selling broker, or send them to one of the following addresses:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  P.O. Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Highway
  Boca Raton, FL 33432-6114

-- BUYING ADDITIONAL SHARES
There are several ways to increase your investment in a Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:
        First Union National Bank of Florida
        Jacksonville, FL
        ABA #063000021
        Account #2090002063833
        For further credit to:
        Your Account Registration
        Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 7B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL: Send your written redemption request to IMSC at one of the addresses on this page. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
EMERGING MARKET FUNDS
--------------------------------------------------------------------------------

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

REDEMPTION FEE: The Funds can experience substantial price fluctuations and are intended for long-term investors. Redemption fees for the Funds are intended to encourage long-term investment, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of IMSC. Effective June 1, 1999, the Funds may charge a 2.00% fee for redemptions or exchanges within one month of the date of purchase. This fee is not a CDSC, is not a commission, and does not benefit IMI or IMSC in any way. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain any fee charged.

OTHER IMPORTANT REDEMPTION INFORMATION:
- A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within six years of purchase, and to Class C shares that are redeemed within one year of purchase.
- If you own shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- Any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.
- Shares will be redeemed in the order described under "Additional Purchase Information--Class B and Class C Shares".
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important Exchange Information").

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:

- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 19 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies. A redemption fee will be charged on the asset value of shares exchanged within one month of purchase.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a sales charge regardless of which share class you own.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

- Cash dividends and distributions can be sent to you:

- BY MAIL: a check will be mailed to the address of record unless otherwise instructed in writing.

- BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Fund under applicable state or local law.

[IVY LEAF LOGO]

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each
Funds' financial performance for the past five years (or less if a Fund has a shorter operating history), and reflects results for a single Fund share.
The total returns in the table represent the rate an investor would have earned (or lost) each year on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in its Annual Report to shareholders
(which is available upon request).
--------------------------------------------------------------------------------

                                                                    CLASS A             CLASS B             CLASS C
                                                               --------------------------------------------------------------
IVY ASIA PACIFIC FUND                                                         for the year ended December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                1998      1997      1998      1997      1998      1997
SELECTED PER SHARE DATA                                        --------------------------------------------------------------
Net asset value, beginning of period........................   $  6.01   $ 10.00   $  5.99   $ 10.00   $  5.99   $ 10.00
                                                               --------------------------------------------------------------
  Loss from investment operations
  Net investment loss (a)...................................       .03       .02      (.01)       --      (.01)       --
  Net gains or losses on securities (both realized and
    unrealized).............................................      (.44)    (3.98)     (.44)    (4.00)     (.43)    (3.99)
                                                               --------------------------------------------------------------
  Total from investment operations..........................      (.41)    (3.96)     (.45)    (4.00)     (.44)    (3.99)
                                                               --------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................        --       .01        --        --        --        --
    In excess of net investment income......................       .03       .02       .01       .01       .01       .02
  Distributions from capital gains..........................       .01        --        --        --        --        --
                                                               --------------------------------------------------------------
    Total distributions.....................................       .04       .03       .01       .01       .01       .02
                                                               --------------------------------------------------------------
Net asset value, end of period..............................   $  5.56   $  6.01   $  5.53   $  5.99   $  5.54   $  5.99
                                                               --------------------------------------------------------------
                                                               --------------------------------------------------------------
Total return (%)(c).........................................     (6.86)   (39.58)    (7.48)   (39.96)    (7.37)   (39.94)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $ 1,393   $   692   $ 2,197   $   929   $ 1,855   $   764
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)............................      2.77      2.11      3.65      2.86      3.54      2.74
  Without expense reimbursement (%).........................      6.15     10.17      7.03     10.92      6.92     10.80
Ratio of net investment income to average net assets
  (%)(a)....................................................       .53       .63      (.35)     (.12)     (.24)       --
Portfolio turnover rate (%).................................        86         1        86         1        86         1

--------------------------------------------------------------------------------

                                                                                         CLASS A
IVY CHINA REGION FUND                                    ------------------------------------------------------------------------
                                                                                    for the year ended
                                                                                       December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                           1998         1997             1996         1995         1994
SELECTED PER SHARE DATA                                  ------------------------------------------------------------------------
Net asset value, beginning of period...................  $   8.04     $  10.30         $   8.58     $   8.61     $  11.55
                                                         ------------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment loss (a)..............................       .13          .02(b)           .03          .14          .05
  Net gains or losses on securities (both realized and
    unrealized)........................................     (1.78)       (2.28)(b)         1.74         (.01)       (2.91)
                                                         ------------------------------------------------------------------------
  Total from investment operations.....................     (1.65)       (2.26)            1.77          .13        (2.86)
                                                         ------------------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income.........................       .09           --              .03          .14          .05
    In excess of net investment income.................        --           --              .02           --          .03
  Distributions in excess of capital gains.............        --           --               --          .02           --
                                                             --------------------------------------------------------------------
    Total distributions................................       .09           --              .05          .16          .08
                                                         ------------------------------------------------------------------------
Net asset value, end of period.........................  $   6.30     $   8.04         $  10.30     $   8.58     $   8.61
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------
Total return (%).......................................    (20.56)(c)   (21.94)(c)        20.50(c)      1.59(c)    (24.88)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...............  $  9,061     $ 12,020         $ 15,290     $ 12,855     $ 13,180
Ratio of expenses to average net assets (d)
  With expense reimbursement (%).......................      2.30         2.44             2.20         2.20         2.20
  Without expense reimbursement (%)....................      2.86         2.51             2.48         2.73         2.76
Ratio of net investment income to average net assets
  (%)(a)...............................................      1.60          .28              .32         1.61          .55
Portfolio turnover rate (%)............................        56           20               22           25            4

                        CLASS B                                                CLASS C
-------------------------------------------------------------------------------------------------------------
                                                                                       for the period
                                                                                       April 30, 1996
                      for the year                             for the year ended      (Commencement)
                   ended December 31,                             December 31,         to December 31,
-------------------------------------------------------------------------------------------------------------
 1998       1997                1996      1995       1994          1998        1997            1996
-------------------------------------------------------------------------------------------------------------
$  7.96     $ 10.28          $  8.58   $  8.61    $ 11.55       $  7.94     $ 10.24         $  9.44
-------------------------------------------------------------------------------------------------------------
    .05        (.04)(b)         (.04)      .08       (.02)          .08        (.03)(b)          --
  (1.73)      (2.28)(b)         1.74      (.02)     (2.92)        (1.75)      (2.27)(b)         .89
-------------------------------------------------------------------------------------------------------------
  (1.68)      (2.32)            1.70       .06      (2.94)        (1.67)      (2.30)            .89
-------------------------------------------------------------------------------------------------------------
    .04          --               --       .08         --           .02          --              --
     --          --               --        --         --            --          --             .09
     --          --               --       .01         --            --          --              --
-------------------------------------------------------------------------------------------------------------
    .04          --               --       .09         --           .02          --             .09
-------------------------------------------------------------------------------------------------------------
$  6.24     $  7.96          $ 10.28   $  8.58    $  8.61       $  6.25     $  7.94         $ 10.24
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 (21.04)(c)  (22.57)(c)        19.67(c)    .83(c)  (25.45)(c)    (21.02)(c)  (22.46)(c)        9.39 (f)
$ 6,080     $ 7,893          $ 8,995   $ 6,905    $ 7,336       $   704     $ 1,129         $   449
   3.08        3.17             2.95      2.95       2.95          2.98        3.05            2.71 (e)
   3.64        3.24             3.23      3.48       3.51          3.54        3.12            2.99 (e)
    .82        (.45)            (.43)      .86       (.20)          .92        (.33)           (.19)(e)
     56          20               22        25          4            56          20              22

--------------------------------------------------------------------------------

(a) Net investment income (loss) is net of expenses reimbursed by manager.

(b) Based on average shares outstanding.

(c) Total return does not reflect a sales charge.

(d) Beginning in 1995, total expenses include fees paid indirectly, if any, through an expense offset arrangement.

(e) Annualized

(f) Total return repre- sents aggregate total return and does not reflect a sales charge.

[IVY LEAF LOGO]
-------------------------------------------------------------------------------

                                                                                           CLASS A
IVY DEVELOPING NATIONS FUND                                 ---------------------------------------------------------------------
                                                                                                              for the period
                                                                                                             November 1, 1994
                                                                         for the year ended                   (Commencement)
                                                                            December 31,                     to December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                              1998        1997        1996        1995             1994
SELECTED PER SHARE DATA                                     ---------------------------------------------------------------------
Net asset value, beginning of period.....................    $  6.82     $ 10.12     $  9.05     $  8.64         $ 10.00
                                                             --------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss) (a).......................        .06         .01        (.02)        .01              --
  Net gains or losses on securities (both realized
    and unrealized)......................................       (.86)      (2.80)       1.09         .54           (1.36)
                                                             --------------------------------------------------------------------
  Total from investment operations.......................       (.80)      (2.79)       1.07         .55           (1.36)
                                                             --------------------------------------------------------------------
  Less distributions
    Dividends
      From net investment income.........................         --          --          --         .01              --
      In excess of net investment income.................         --         .01          --          --              --
    Distributions
      From capital gains.................................         --         .30          --         .10              --
      In excess of capital gains.........................         --         .20          --         .03              --
                                                             --------------------------------------------------------------------
    Total distributions..................................         --         .51          --         .14              --
                                                             --------------------------------------------------------------------
Net asset value, end of period...........................    $  6.02     $  6.82     $ 10.12     $  9.05         $  8.64
                                                             ====================================================================
Total return (%).........................................     (11.67)(c)  (27.42)(c)   11.83(c)     6.40(c)       (13.50)(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).................    $ 5,487     $ 8,584     $ 9,925     $ 3,435         $   611
Ratio of expenses to average net assets (d)
  With expense reimbursement (%).........................       2.18        2.31        2.45        2.55            2.20 (e)
  Without expense reimbursement (%)......................       3.47        2.39        2.82        7.18           20.74 (e)
Ratio of net investment income (loss) to average net
  assets (%)(a)..........................................        .88         .09        (.23)        .24             .52 (e)
Portfolio turnover rate (%)..............................         47          42          27          14              --

--------------------------------------------------------------------------------

                                                                                           CLASS A
IVY SOUTH AMERICA FUND                                      ---------------------------------------------------------------------
                                                                                                              for the period
                                                                                                             November 1, 1994
                                                                         for the year ended                   (Commencement)
                                                                            December 31,                     to December 31,
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                       1998        1997        1996        1995             1994
                                                            ---------------------------------------------------------------------
Net asset value, beginning of period.....................    $  8.96     $  8.51     $  6.88     $  8.37         $ 10.00
                                                             ---------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment (loss) (a)..............................        .21         .06         .01         .01              --
  Net gains or losses on securities (both realized
    and unrealized)......................................      (3.44)        .53        1.66       (1.45)          (1.63)
                                                             --------------------------------------------------------------------
  Total from investment operations.......................      (3.23)        .59        1.67       (1.44)          (1.63)
                                                             --------------------------------------------------------------------
  Less distributions
  Dividends from net investment income...................         --         .04          --          --              --
  Distributions from capital gains.......................        .15         .10         .04          --              --
  Returns of capital.....................................         --          --          --         .05              --
                                                             --------------------------------------------------------------------
    Total distributions..................................        .15         .14         .04         .05              --
                                                             --------------------------------------------------------------------
Net asset value, end of period...........................    $  5.58     $  8.96     $  8.51     $  6.88         $  8.37
                                                             ====================================================================
Total return (%).........................................     (36.07)(c)    7.03(c)    24.22(c)   (17.28)(c)      (16.10)(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).................    $ 1,638     $ 5,671     $ 4,016     $ 2,015         $   571
Ratio of expenses to average net assets (d)
  With expense reimbursement (%).........................       2.38        2.45        2.55        2.61            2.20 (e)
  Without expense reimbursement (%)......................       5.09        3.18        4.89        9.26           16.22 (e)
Ratio of net investment income (loss) to average net
  assets (%)(a)..........................................       1.96         .65         .24         .22             .21 (e)
Portfolio turnover rate (%)..............................         26          10          20          45              82

                                CLASS B                                                    CLASS C
  ---------------------------------------------------------------------------------------------------------------------
                                                       for the period                              for the period
                                                      November 1, 1994                             April 30, 1996
                 for the year ended                    (Commencement)      for the year ended     (Commencement) to
                    December 31,                      to December 31,         December 31,          December 31,
  ---------------------------------------------------------------------------------------------------------------------
     1998              1997       1996       1995            1994           1998         1997            1996
  ---------------------------------------------------------------------------------------------------------------------
  $  6.77            $ 10.04    $  9.05    $  8.64        $ 10.00         $  6.79      $ 10.06         $  9.89
  ---------------------------------------------------------------------------------------------------------------------
      .01               (.06)      (.06)      (.02)            --             .01         (.07)           (.02)
     (.85)             (2.76)      1.05        .51          (1.36)           (.84)       (2.76)            .19
  ---------------------------------------------------------------------------------------------------------------------
     (.84)             (2.82)       .99        .49          (1.36)           (.83)       (2.83)            .17
  ---------------------------------------------------------------------------------------------------------------------
       --                 --         --         --             --              --           --              --
       --                .01         --         --             --              --          .01              --
       --                .28         --        .08             --              --          .27              --
       --                .16         --         --             --              --          .16              --
  ---------------------------------------------------------------------------------------------------------------------
       --                .45         --        .08             --              --          .44              --
  ---------------------------------------------------------------------------------------------------------------------
  $  5.93            $  6.77    $ 10.04    $  9.05        $  8.64         $  5.96      $  6.79         $ 10.06
  =====================================================================================================================
   (12.35)(c)         (27.93)(c)  10.95(c)    5.62(c)      (13.60)(f)      (12.16)(c)   (28.01)(c)        1.73(f)
  $ 6,145            $ 8,488    $ 6,269    $   945        $   121         $ 2,641      $ 2,420         $ 1,854
     2.96               3.09       3.20       3.30           2.95(e)         2.96         3.12            3.16(e)
     4.25               3.17       3.57       7.93          21.49(e)         4.25         3.20            3.53(e)
      .10               (.69)      (.98)      (.51)          (.23)(e)         .10         (.72)           (.94)(e)
       47                 42         27         14             --              47           42              27


  ---------------------------------------------------------------------------------------------------------------------
                                CLASS B                                                    CLASS C
  ---------------------------------------------------------------------------------------------------------------------
                                                       for the period                              for the period
                                                      November 1, 1994                             April 30, 1996
                 for the year ended                    (Commencement)      for the year ended     (Commencement) to
                    December 31,                      to December 31,         December 31,          December 31,
  ---------------------------------------------------------------------------------------------------------------------
   1998               1997       1996       1995            1994            1998         1997            1996
  ---------------------------------------------------------------------------------------------------------------------
  $  8.94            $  8.48    $  6.88    $  8.37        $ 10.00         $  8.89      $  8.46         $  7.96
  ---------------------------------------------------------------------------------------------------------------------
      .12               (.01)      (.03)      (.02)          (.01)            .12         (.02)           (.02)
    (3.39)               .53       1.63      (1.47)         (1.62)          (3.38)         .53             .55
  ---------------------------------------------------------------------------------------------------------------------
    (3.27)               .52       1.60      (1.49)         (1.63)          (3.26)         .51             .53
  ---------------------------------------------------------------------------------------------------------------------
       --                 --         --         --             --              --           --              --
      .15                .06         --         --             --             .15          .08             .03
       --                 --         --         --             --              --           --              --
  ---------------------------------------------------------------------------------------------------------------------
      .15                .06         --         --             --             .15          .08             .03
  ---------------------------------------------------------------------------------------------------------------------
  $  5.52            $  8.94    $  8.48    $  6.88        $  8.37         $  5.48      $  8.89         $  8.46
  =====================================================================================================================
   (36.59)(c)           6.18(c)   23.26(c)  (17.90)(c)     (16.20)(f)      (36.69)(c)     6.06(c)         6.66 (f)
  $   972            $ 3,028    $ 2,025    $   684        $   122         $   148      $   453         $   111
     3.18               3.23       3.33       3.36           2.95(e)         3.21         3.30            3.46 (e)
     5.89               3.96       5.67      10.01          16.97(e)         5.92         4.03            5.80 (e)
     1.16               (.13)      (.54)      (.53)          (.54)(e)        1.13         (.20)           (.68)(e)
       26                 10         20         45             82              26           10              20

(a) Net investment income (loss) is net of expenses reimbursed by manager.

(b) Based on average shares outstanding.

(c) Total return does not reflect a sales charge.

(d) Beginning in 1995, total expenses include fees paid indirectly, if any, through an expense offset arrangement.

(e) Annualized

(f) Total return represents aggregate total return and does not reflect a sales charge.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                     Account
                                                     Application

                                                     FUND USE ONLY
                                                     ___________________
                                                     Account Number

                                                     ___________________
                                                     Dealer/Branch/Rep

                                                     ___________________
                                                     Account Type/Soc Cd
[IVY FUNDS LOGO]

       Please mail applications and checks to:
       Ivy Mackenzie Services Corp.,
       P.O. Box 3022, Boca Raton, Florida 33431-0922

       _________________________________________________________________________

       This application should not be used for retirement accounts for which Ivy Fund (IBT) is custodian.
       _________________________________________________________________________

  1    REGISTRATION

       Name ____________________________________________________________________
            ____________________________________________________________________
            ____________________________________________________________________
       Address__________________________________________________________________
       City _________________________________________ State _______ Zip ________
       Phone # (day) (___)_________________  Phone # (evening) (__)_____________

       __ Individual          __ UGMA/UTMA              __ Sole proprietor
       __ Joint tenant        __ Corporation            __ Trust
       __ Estate              __ Partnership            __ Other

       Date of trust ________________  Minor's state of residence ______________

  2    TAX I.D.

       Citizenship:    __ U.S.     __ Other (please specify): __________________

       Social security # _____-____-_______ or  Tax identification _____________


       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

  3    DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name _____________________________________________________________
       Branch office address ___________________________________________________
       City ______________________________  State _______________  Zip _________
       Representative's name ___________________________________________________
       Representative's # _________________ Representative's phone _____________ Authorized signature of dealer __________________________________________

  4    INVESTMENTS

       A. Enclosed is my check ($1,000 minimum) for $__________ made payable to the appropriate fund. Please invest it in: _____ Class A ____ Class B ____ Class C _____ Class I shares ("--" Funds only) of the following funds(s):


         $ _____________ Ivy Asia Pacific Fund                  $ _____________ Ivy Developing Nations Fund
         $ _____________ Ivy China Region Fund                  $ _____________ Ivy South America Fund

       B. I qualify for a reduction or elimination of the sales charge due to the following privilege (applies only to Class A shares):

       __ New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)
       __ ROA with the account(s) listed below.
       __ Existing Letter of Intent with the account(s) listed below.

          Fund name: __________________         Fund name: ___________________

          Account #:___________________         Account #:____________________

          If establishing a Letter of Intent, you will need to purchase Class A shares over a 13-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

          ___ $50,000    ___ $100,000    ___$250,000    ___ $500,000

       C. FOR DEALER USE ONLY

          Confirmed trade orders: _______________  ________________   __________
                                  Confirm Number   Number of Shares   Trade Date

  5   DISTRIBUTION OPTIONS

      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. ___ Reinvest all dividends and capital gains into additional shares of the same class of a different Ivy fund account.

             Fund name: ____________________________________________________
             Account #: ____________________________________________________

      B. ___ Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or a different Ivy fund account.

             Fund name: ____________________________________________________
             Account #: ____________________________________________________

      C. ___ Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO:       _____ the address listed in the registration
                _____ the special payee listed in Section 7A (by mail)
                _____ the special payee listed in Section 7B (by EFT)

  6   OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      ___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $_____ for each time period indicated below and invest my bank proceeds into the following Ivy fund:

           Fund name:____________________________________ ____________________
           Share class:   __ Class A  __ Class B  __ Class C
           Account #: ________________________________________________________

        2. Debit my bank account:
           ___ Annually (on the ___ day of the month of
               ___________________).
           ___ Semiannually (on the ___ day of the months of
               ____________ and _____________).
           ___ Quarterly (on the ___ day of the first/second/third
                month of each calendar quarter).   (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the _____ days
                       ___ 3 times per month on the _____ days
                       ___ 4 times per month on the _____ days

      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      ___ I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($50 minimum) $_____ for each time period indicated below from the following Ivy Fund account:
             Fund name: ______________________________________________________

             Share class:   __ Class A  __ Class B  __ Class C

             Account #: ______________________________________________________

        2. Withdraw from my Ivy Fund account:
           ___ Annually (on the _____ day of the month of
               __________).
           ___ Semiannually (on the _____ day of the months of
               ____________ and _____________).
           ___ Quarterly (on the _____ day of the first/second/third
               month of each calendar quarter.       (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the _____ days
                       ___ 3 times per month on the _____ days
                       ___ 4 times per month on the _____ days

        3. I request the withdrawal proceeds be:
           ___ sent to the address listed in the registration
           ___ sent to the special payee listed in section 7A or 7B.
           ___ invested into additional shares of the same class of a different Ivy fund:

             Fund name: ____________________________________________________
             Account #: ____________________________________________________

      Note: A minimum balance of $5,000 is required to establish a SWP.

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    ___ yes    ___ no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7     SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual _______________________________________________
      Account # (if applicable) ________________________________________________
      Street ___________________________________________________________________
      City _____________________________ State ______________ Zip ______________
      B. FED WIRE/EFT INFORMATION

      Financial institution ____________________________________________________
      ABA # ____________________________________________________________________
      Account # ________________________________________________________________
      Street ___________________________________________________________________
      City _____________________________ State ______________  Zip _____________
                           (PLEASE ATTACH A VOIDED CHECK.)

  8     SIGNATURES

          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      ________________________________________    ______________________________
      Signature of Owner, Custodian, Trustee or   Date
      Corporate Officer

      ________________________________________    ______________________________
      Signature of Joint Owner, Co-Trustee or     Date
      Corporate Officer

                                                   DETACH ON PERFORATION TO MAIL

                          (Remember to sign Section 8)

                   * Symbol not assigned as of this printing

--------------------------------------------------------------------------------
     -- QUOTRON SYMBOLS AND CUSIP NUMBERS

----------------------------------------------------------------------------------------
                    FUND                           SYMBOL                CUSIP
----------------------------------------------------------------------------------------
Ivy Asia Pacific Fund - Class A                    IAPAX               465897494
Ivy Asia Pacific Fund - Class B                    IAPBX               465897486
Ivy Asia Pacific Fund - Class C                    IAPCX               465897478

Ivy China Region Fund - Class A                    IVCRX               465897866
Ivy China Region Fund - Class B                    ICRBX               465897858
Ivy China Region Fund - Class C                    ICRCX               465897643

Ivy Developing Nations Fund - Class A              IVCAX               465897841
Ivy Developing Nations Fund - Class B              IVCBX               465897833
Ivy Developing Nations Fund - Class C              IVCCX               465897569

Ivy South America Fund - Class A                   IVLAX               465897825
Ivy South America Fund - Class B                   IVSBX               465897817
Ivy South America Fund - Class C                   IVSCX               465897577
----------------------------------------------------------------------------------------

[IVY LEAF LOGO]

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS

         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated May 3, 1999 (the "SAI"), which is incorporated by reference into this Prospectus, and each Fund's annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and annual and semi annual reports are available upon request and without charge from the Distributor at the following address and phone number.

         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway,
         Boca Raton, FL 33432
         800.456.5111

         Information about the Funds (including the SAI and annual and semi annual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Information about the Funds is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

         Investment Company Act File No. 811-1028

          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472.
             www.ivymackenzie.com
             E-mail:
             invest@ivymackenzie.com

Ivy Funds Logo

                                                    This is your prospectus from

                                                    IVY MACKENZIE
                                                    DISTRIBUTORS, INC.
                                                    Via Mizner Financial Plaza
                                                    700 South Federal Highway
                                                    Boca Raton, Florida 33432
                                                    800.456.5111


      May 3, 1999    EMERGING MARKET FUNDS ADVISOR CLASS SHARES

      IVY ASIA PACIFIC FUND
      IVY CHINA REGION FUND
      IVY DEVELOPING NATIONS FUND
      IVY SOUTH AMERICA FUND

                  Ivy Fund is a registered open-end investment company consisting of nineteen separate portfolios. This Prospectus relates to the Advisor Class shares of the four funds listed above (the "Funds"). The Funds also offer Class A, Class B and Class C shares, which are described in a separate prospectus.

                  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                  Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 -- CONTENTS

  2 Ivy Asia Pacific Fund

  4 Ivy China Region Fund

  6 Ivy Developing Nations Fund

  8 Ivy South America Fund

 11 Additional information
    about investment strategies
    and risks

 15 Management

 16 Shareholder information

 20 Financial Highlights

 21 Account application

                          OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                          James W. Broadfoot, Vice President
                          C. William Ferris, Secretary/Treasurer
                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                                 AUDITORS
                          Brown Brothers Harriman & Co.             PricewaterhouseCoopers LLP
                          Boston, Massachusetts                     Fort Lauderdale, Florida
                          TRANSFER AGENT                            INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.              Ivy Management, Inc.
                          PO Box 3022                               700 South Federal Highway
                          Boca Raton, Florida 33431-0922            Boca Raton, Florida 33432
                          800.777.6472                              800.456.5111

                                                                  Mackenzie Logo

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
ASIA PACIFIC
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities issued in Asia Pacific countries, which include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.

The Fund's management team uses a value strategy to identify companies and markets that have solid long-term growth prospects and appear to be undervalued.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Asia-Pacific countries fall into this category, the Fund is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Asia-Pacific region involves special risks beyond those described above. For example, certain Asia-Pacific countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Asia-Pacific securities can also make them more susceptible to investor perceptions which can impact their value and liquidity.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES                     December 31
      -------------------------------------------------------------

(CHART)

                                                                         IVY ASIA PACIFIC FUND
                                                                         ---------------------
'97                                                                             -39.585%
'98                                                                              -6.865%

     Best quarter Q4 '98: 43.90%
     Worst quarter Q2 '98: (34.21%)

      AVERAGE ANNUAL                                                           for the periods ending
      TOTAL RETURNS                                                              December 31, 1998
      -------------------------------------------------------------------------------------------------
                                                                               MSCI FAR       LIPPER
                                                                              EAST FREE    ASIA PACIFIC
                                                                              (EX-JAPAN)    (EX-JAPAN)
                                                                    CLASS A     INDEX        CATEGORY
      -------------------------------------------------------------------------------------------------
      Past year...................................................   (6.86%)    (7.39%)       (9.05%)
      Since inception.............................................  (25.04%)   (28.94%)      (23.78%)

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              fees paid directly from
SHAREHOLDER FEES                                              your investment
-------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)...............................    none
Maximum deferred sales charge (load) (as a percentage of
  purchase price).............................................    none
Maximum sales charge (load) imposed on reinvested
  dividends...................................................    none
Redemption fee*...............................................   2.00%**
Exchange fee..................................................    none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees.............................   1.00%
Distribution and/or service (12b-1)
  fees......................................    none
Other expenses..............................   4.28%
Total annual Fund operating expenses........   5.28%
Expenses reimbursed*........................   3.38%
Net Fund operating expenses*................   1.90%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  193
3rd          710
5th        1,255
10th       2,742

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
CHINA REGION
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of companies that are located or have a substantial business presence in the China Region, which includes China, Hong Kong, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines.

The Fund may also invest in equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. A large portion of the Fund is likely to be invested in equity securities of companies that trade in Hong Kong.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many China Region countries fall into this category, the Fund may be exposed to one or more of the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Mainland China may be subject to a much higher degree of economic, political and social instability than more developed countries, which could at any time result in the disruption of its principal financial markets (and to a lesser extent, those of other China Region countries). A number of China Region countries also depend heavily on international trade, which makes their securities markets particularly sensitive to the trade policies and economic conditions of their principal trading partners.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on October 22, 1993 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

     (CHINA REGION FUND BAR GRAPH)

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES                     December 31
      -------------------------------------------------------------
                                                                           CHINA REGION FUND
                                                                           -----------------
'94                                                                             -24.88%
'95                                                                               1.59%
'96                                                                               20.5%
'97                                                                             -21.94%
'98                                                                             -20.56%

     Best quarter Q4 '98: 25.48%
     Worst quarter Q4 '97: (30.21%)


      AVERAGE ANNUAL                                                                        for the periods ending
      TOTAL RETURNS                                                                              December 31, 1998
      ------------------------------------------------------------------------------------------------------------
                                                                               LIPPER
                                                                               CHINA     HANG     MSCI       IFC
                                                                               REGION    SENG    TAIWAN     CHINA
                                                                    CLASS A   CATEGORY  INDEX     INDEX     INDEX
      ------------------------------------------------------------------------------------------------------------
      Past year...................................................  (20.56%)  (17.51%)  (6.29%)  (22.35%)  (22.59%)
      Past 5 years................................................  (10.63%)  (11.54%)  (3.31%)    0.57%     2.95%
      Since inception.............................................   (7.71%)   (8.05%)   2.77%     9.93%     2.72%
      *Lipper performance is calculated from October 28, 1993.


-- FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                fees paid directly from
SHAREHOLDER FEES                your investment
-------------------------------------------------------
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering
  price)....................................    none
Maximum deferred sales charge (load) (as a
  percentage of purchase price).............    none
Maximum sales charge (load) imposed on
  reinvested dividends......................    none
Redemption fee*.............................   2.00%**
Exchange fee................................    none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
-----------------------------------------------------

Management fees...........................   1.00%
Distribution and/or service (12b-1)
fees......................................    none
Other expenses............................   2.38%
Total annual Fund operating expenses......   3.38%
Expenses reimbursed*......................   0.56%
Net Fund operating expenses*..............   2.82%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  285
3rd          984
5th        1,706
10th       3,617

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY DEVELOPING NATIONS FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
DEVELOPING
NATIONS FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of companies that are located in, or are expected to profit from, countries whose markets are generally considered to be "developing" or "emerging".

The Fund may invest more than 25% of its assets in a single country, but usually will hold securities from at least three emerging market countries in its portfolio.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential in the developing nations sector, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on November 1, 1994 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

     (DEVELOPING NATIONS FUND BAR GRAPH)

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES                     December 31
      -------------------------------------------------------------
                                                                    IVY EMERGING MARKETS - CLASS A
                                                                                SHARES
                                                                    ------------------------------
'95                                                                               6.4%
'96                                                                             11.83%
'97                                                                            -27.42%
'98                                                                            -11.67%

     Best quarter: Q4 '98: 29.00%
     Worst quarter: Q4 '97: (27.28%)

      AVERAGE ANNUAL                                                                       for the periods ending
      TOTAL RETURNS                                                                             December 31, 1998
      -----------------------------------------------------------------------------------------------------------
                                                                                 MSCI        IFC      MORNINGSTAR
                                                                               EMERGING    EMERGING    EMERGING
                                                                               MARKETS     MARKETS      MARKETS
                                                                    CLASS A   FREE INDEX    INDEX      UNIVERSE
      -----------------------------------------------------------------------------------------------------------
      Past year...................................................  (11.67%)    (25.34%)    (21.09%)    (26.82%)
      Since inception.............................................   (9.49%)    (12.30%)    (12.35%)     (9.09%)

-- FEES AND EXPENSES:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              fees paid directly from
SHAREHOLDER FEES                                              your investment
-------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)...............................    none
Maximum deferred sales charge (load) (as a percentage of
  purchase price).............................................    none
Maximum sales charge (load) imposed on reinvested
  dividends...................................................    none
Redemption fee*...............................................   2.00%**
Exchange fee..................................................    none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   1.97%
Total annual Fund operating expenses.....   2.97%
Expenses reimbursed*.....................   1.29%
Net Fund operating expenses*.............   1.68%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  171
3rd          644
5th        1,145
10th       2,522

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY SOUTH AMERICA FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
SOUTH AMERICA
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities and government and corporate debt securities issued throughout South America, Central America and the Spanish-speaking islands of the Caribbean.

The Fund is likely to have significant investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela.

The Fund may invest in low rated debt securities to increase its potential yield.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects or underlying asset values.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Many of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and may therefore invest a greater percentage of its assets in a particular issuer than a "diversified" fund. As a result, the Fund may also be more susceptible than a diversified fund to the price movements of certain securities it holds in its portfolio.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies, which characterizes many of the countries in which the Fund may invest. As a result, the Fund is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: The securities markets of certain Latin American countries are substantially smaller, less developed, less liquid and more volatile than major securities markets elsewhere in the world. For example, the limited market size for a number of the Fund's portfolio holdings makes their prices vulnerable to investor perceptions and traders who control large positions. Some Latin American countries have also experienced unusually high inflation rates.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY SOUTH AMERICA FUND
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on November 1, 1994 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.
     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

     (SOUTH AMERICA FUND BAR GRAPH)

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES                     December 31
      -------------------------------------------------------------
                                                                          SOUTH AMERICA FUND
                                                                          ------------------
'95                                                                            -17.28%
'96                                                                             24.22%
'97                                                                              7.03%
'98                                                                            -36.07%

     Best quarter Q2 '96: 14.34%
     Worst quarter Q3 '98: (30.26%)

      AVERAGE ANNUAL                                                                   for the periods ending
      TOTAL RETURNS                                                                         December 31, 1998
      -------------------------------------------------------------------------------------------------------
                                                                              MSCI EMF
                                                                               LATIN       MSCI       MSCI
                                                                              AMERICA     BRAZIL    ARGENTINA
                                                                    CLASS A    INDEX      INDEX       INDEX
      -------------------------------------------------------------------------------------------------------
      Past year...................................................  (36.07%)  (35.11%)   (44.07%)   (27.30%)
      Since inception.............................................  (11.90%)   (6.61%)    (8.88%)    (2.00%)

-- FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering
  price)....................................    none
Maximum deferred sales charge (load) (as a
  percentage of purchase price).............    none
Maximum sales charge (load) imposed on
  reinvested dividends......................    none
Redemption fee*.............................   2.00%**
Exchange fee................................    none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
Management fees............................   1.00%
Distribution and/or service (12b-1)
  fees.....................................    none
Other expenses.............................   3.64%
Total annual Fund operating expenses.......   4.64%
Expenses reimbursed*.......................   2.71%
Net Fund operating expenses*...............   1.93%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  196
3rd          720
5th        1,271
10th       2,775

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ABOUT INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES

IVY ASIA PACIFIC FUND: The Fund seeks to achieve its investment objective of long-term growth by investing primarily in securities issued in countries throughout the Asia-Pacific region, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry.

IVY CHINA REGION FUND: The Fund seeks to achieve its investment objective of long-term capital growth primarily by investing in the equity securities of companies that are expected to profit from the economic development and growth of the China Region through a direct business connection (such as an exchange listing or significant profit base) in one or more China Region countries. The Fund may invest more than 25% of its assets in the securities of issuers in a single China Region country, and could have significantly more than 50% of its assets invested in Hong Kong. The Fund expects to invest the balance of its assets in the equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. The Fund's management team seeks to reduce risk by focusing on companies with strong foreign joint venture partners, well-positioned consumer franchises or monopolies, or that operate in strategic or protected industries.

IVY DEVELOPING NATIONS FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies that the Fund's manager believes will benefit from the economic development and growth of emerging markets. The Fund considers an emerging market country to be one that is generally viewed as "developing" or "emerging" by the World Bank, the International Finance Corporation or the United Nations. The Fund usually invests its assets in at least three different emerging market countries, and may invest at least 25% of its assets in the securities of issuers located in a single country.

IVY SOUTH AMERICA FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the securities markets of South America, Mexico and Central America. The Fund normally invests its assets in at least three different countries, and expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund's holdings are concentrated in high-quality companies, selected for both their defensive strengths and long-term prospects.

The Fund does not expect to concentrate its investments in any particular industry. The Fund may, however, invest more than 5% of a portion of its assets in a single issuer (see "Non-diversification risk", on page 8).

ALL FUNDS: The countries in which each Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Funds are managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well

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as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption.

OTHER RISKS: Since the Funds are likely to invest heavily in countries with economies or securities markets that are relatively undeveloped, each Fund is more susceptible to the risks associated with these types of securities than funds that invest primarily in more established markets. Following is a description of these risks, along with the risks commonly associated with the other securities and investment techniques that the Funds' adviser considers important in achieving each Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Other investment methods that the Funds may use (such as derivative investments), but that do not play a key role in their overall investment strategies, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).

- COMMON STOCKS: Common stock represents a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

- DEBT SECURITIES: The Funds may invest in debt securities, and Ivy South America Fund may at any given time have a significant portion of its assets invested in such instruments. The value of debt securities rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to losses in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

  A Fund may invest a portion of its assets in low-rated debt securities (sometimes referred to as "high yield" or "junk" bonds). In general, low-rated debt securities offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund's returns.

  Ivy South America Fund may have significant holdings in sovereign debt. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to the Fund may also be contingent on its receipt from others (such as the International Monetary Fund and more solvent foreign governments) of specific disbursements, which may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, the Fund could lose the entire value of its investment for an indefinite period of time.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect each Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets. Many of the Funds' securities also are denominated in foreign currencies and the value of each Fund's investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:
  - securities that are even less liquid and more volatile than those in more-developed foreign countries;
  - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
  - increased settlement delays;
  - unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
  - unusually large currency fluctuations and currency-conversion costs; and
  - high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- DEPOSITORY RECEIPTS: Each Fund may acquire interests in foreign issuers in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. Each Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND FORWARD FOREIGN CURRENCY CONTRACTS:
  A Fund may, but is not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the adviser's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. In addition, although the use of these investment techniques for hedging purposes should tend to minimize the risk of loss due to a decline in the value of the hedged position, they also tend to limit any potential gain that might result from an increase in the position's value.

- ILLIQUID SECURITIES: Each Fund may invest up to 15% of its net assets in "illiquid securities," which are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the Fund has valued the assets. Some of these may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or

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[IVY LEAF LOGO]
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EMERGING MARKET FUNDS
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  because of other legal or contractual restrictions on resale. Thus, while illiquid securities may offer the potential for higher returns than more readily marketable securities, there is a risk that a Fund will not be able to dispose of them promptly at an acceptable price.

- OTHER INVESTMENT COMPANIES: Each Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable share of the fund's expenses (which often include an asset-based management fee). A Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

- TEMPORARY DEFENSIVE POSITIONS: Each Fund may occasionally take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective.

- BORROWING: For temporary or emergency purposes, Ivy China Region Fund may borrow up to 10% of the value of its total assets from qualified banks. Ivy Asia Pacific Fund, Ivy Developing Nations Fund and Ivy South America Fund may borrow up to one-third of the value of its total assets from qualified banks, but will not buy securities whenever its outstanding borrowings exceed 10% of the value of its total assets. Borrowing may exaggerate the effect on a Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

-- OTHER IMPORTANT INFORMATION

YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the year 2000 readiness of the issuers of the securities that the Funds may purchase is also taken into consideration during the investment decision-making process (though such information may not be readily available, particularly in non-U.S. countries, and may be limited to public filings or statements from company representatives that are not independently verifiable).

The Funds' managers believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause a Fund to lose money).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT

-- INVESTMENT ADVISOR
Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432

IMI provides investment advisory and business management services to the Funds. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and provides similar services to the other fifteen series of Ivy Fund. For the Funds' fiscal year ending December 31, 1998, the Funds each paid IMI a fee that was equal to 1.00% of the Funds' respective average net assets.

-- PORTFOLIO MANAGEMENT
Each Fund is managed by a team of investment professionals that is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third-party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

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EMERGING MARKET FUNDS
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SHAREHOLDER
INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last sale price on the exchange on which it was purchased.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, however, there may be some period of time during which a Fund's share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES
Please read these sections below carefully before investing.

Advisor Class shares are offered through this Prospectus only to the following investors:
- trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
- any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least .50% on the assets in the account;
- officers and Trustees of the Ivy Fund (and their relatives);
- directors or employees of Mackenzie Investment Management Inc. or its affiliates;
- directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person.)

The following investment minimums, sales charges and expenses apply.

---------------------------------------------------
Minimum initial investment*...............  $10,000
Minimum subsequent investment*............     $250
Initial sales charge......................     None
CDSC......................................     None
Service and distribution fees.............     None

*Minimum initial and subsequent investments for retirement plans are $25.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Prospectus. Enclose a check payable to the Fund in which you wish to invest. You should note on the check that you wish to purchase Advisor Class shares (see page 16 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  P.O. Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Hwy.
  Boca Raton, FL 33432-6114

-- BUYING ADDITIONAL SHARES
There are several ways to increase your investment in a Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:
       First Union National Bank of Florida
       Jacksonville, FL
       ABA #063000021
       Account #2090002063833
       For further credit to:
       Your Account Registration
       Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 7B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL: Send your written redemption request to IMSC at one of the addresses on this page. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the

[IVY LEAF LOGO]
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EMERGING MARKET FUNDS
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  current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

REDEMPTION FEE: The Funds can experience substantial price fluctuations and are intended for long-term investors. Redemption fees for the Funds are intended to encourage long-term investment, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of IMSC. Effective June 1, 1999, the Funds may charge a 2.00% fee for redemptions or exchanges within one month of the date of purchase. This fee is not a CDSC, is not a commission, and does not benefit IMI or IMSC in any way. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged.

IMPORTANT REDEMPTION INFORMATION:
- A redemption fee will be charged on the asset value of shares redeemed within one month of purchase.
- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information").

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:

- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 17 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Fund may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies. An exchange fee will be charged on the asset value of shares exchanged within one month of purchase.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  sales charge regardless of which share class you own.
- Cash dividends and distributions can be sent to you:

- BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

- BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Fund under applicable state or local law.

[IVY LEAF LOGO]

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each
Fund's financial performance and reflects results for a single Fund share.
Ivy Asia Pacific Fund and Ivy South America Fund had no Advisor Class
shares outstanding at December 31, 1998, and accordingly, no financial information is presented. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in its Annual
Report to shareholders (which is available upon request).
--------------------------------------------------------------------------------

                                                       For the period
                                                      February 10, 1998
                                                       (Commencement)
                                                       to December 31,
IVY CHINA REGION FUND                                        1998
-----------------------------------------------------------------------
ADVISOR CLASS
SELECTED PER SHARE DATA                               -----------------
Net asset value, beginning of period............           $  7.89
                                                      -----------------
  Loss from investment operations
  Net investment income(a)......................               .08
  Net gains or losses on securities (both
    realized and unrealized)....................             (1.62)
                                                      -----------------
  Total from investment operations..............             (1.54)
                                                      -----------------
  Less distributions
  Dividends (from net investment income)........               .08
                                                      -----------------
    Total distributions.........................               .08
                                                      -----------------
Net asset value, end of period..................           $  6.27
                                                      =================
Total return (%)(b).............................            (19.56)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........           $    10
Ratio of expenses to average net assets(c)
  With expense reimbursement (%)(d).............              2.92
  Without expense reimbursement (%)(d)..........              3.48
Ratio of net investment income to average net
  assets (%)(a)(d)..............................               .98
Portfolio turnover rate (%).....................                56

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Total expenses include fees paid indirectly, if any, through an expense offset arrangement.
(d) Annualized

--------------------------------------------------------------------------------

                                                      For the period
                                                      April 30, 1998
                                                      (COMMENCEMENT)
IVY DEVELOPING                                        TO DECEMBER 31,
NATIONS FUND                                                1998
---------------------------------------------------------------------
ADVISOR CLASS

SELECTED PER SHARE DATA                               ---------------
Net asset value, beginning of period............         $  7.48
                                                      ---------------
  Loss from investment operations
  Net investment income(a)......................             .04
  Net gains or losses on securities (both
    realized and unrealized)....................           (1.47)
                                                      ---------------
  Total from investment operations..............           (1.43)
                                                      ---------------
Net asset value, end of period..................         $  6.05
                                                      ===============
Total return (%)(b).............................          (19.06)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........         $    82
Ratio of expenses to average net assets(c)
  With expense reimbursement (%)(d).............            1.68
  Without expense reimbursement (%)(d)..........            2.97
Ratio of net investment income to average net
  assets (%)(a)(d)..............................            1.38
Portfolio turnover rate (%).....................              47

(a) Net investment income is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Total expenses include fees paid indirectly, if any, through an expense offset arrangement.
(d) Annualized

                                                     Account
                                                     Application

                                                     FUND USE ONLY
                                                     ___________________
                                                     Account Number

                                                     ___________________
                                                     Dealer/Branch/Rep

                                                     ___________________
                                                     Account Type/Soc Cd

[IVY FUNDS LOGO]

       Please mail applications and checks to:                   USE FOR ADVISOR
       Ivy Mackenzie Services Corp.,                                  CLASS ONLY
       P.O. Box 3022, Boca Raton, Florida 33431-0922
       This application should not be used for retirement accounts for which Ivy Fund (IBT) is custodian.

 1     REGISTRATION

       Name ____________________________________________________________________
            ____________________________________________________________________
            ____________________________________________________________________
       Address _________________________________________________________________
       City _______________________________________ State ________ Zip _________
       Phone # (day) (____)___________________ Phone # (evening) (____)_________

        __ Individual          __ UGMA/UTMA              __ Sole proprietor
        __ Joint tenant        __ Corporation            __ Trust
        __ Estate              __ Partnership            __ Other
        Date of trust _________________________  Minor's state of residence ____

 2      TAX I.D.

        Citizenship:     __ U.S.     __ Other (please specify): ________________

        Social security # ____- __- ____   or   Tax identification # ___________

        Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because:
        (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

  3     DEALER INFORMATION

        The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

        Dealer name ____________________________________________________________

        Branch office address __________________________________________________
        City ___________________________________________ State ____ Zip ________
        Representative's name __________________________________________________
        Representative's # ____________ Representative's phone # ______________ Authorized signature of dealer ________________________________________

  4     INVESTMENTS

        A. Enclosed is my check ($10,000 minimum) for $ __________ made payable to the appropriate fund. Please invest it in Advisor Class shares of the following fund(s):

         $ _____________ Ivy Asia Pacific Fund     $ ______________ Ivy Developing Nations Fund
         $ _____________ Ivy China Region Fund     $ ______________ Ivy South America Fund

        B. FOR DEALER USE ONLY

         Confirmed trade orders:   _______________   __________________   __________________
                                   Confirm Number     Number of Shares        Trade Date

  5     DISTRIBUTION OPTIONS


      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. ___ Reinvest all dividends and capital gains into additional shares of a different Ivy fund account.

             Fund name: _______________________________________________________
             Account #: _______________________________________________________
      B. ___ Pay all dividends in cash and reinvest capital gains into additional shares in this account or a different Ivy fund account.

             Fund name: _______________________________________________________
             Account #: _______________________________________________________
      C. ___ Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO:       _____ the address listed in the registration
                _____ the special payee listed in Section 7A (by mail)
                _____ the special payee listed in Section 7B (by EFT)

  6      OPTIONAL SPECIAL FEATURES


      A. AUTOMATIC INVESTMENT METHOD (AIM)

        ___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $________ for each time period indicated below and invest my bank proceeds in Advisor Class shares of the following Ivy fund:

           Fund name: _______________________________________________________
           Account #: _______________________________________________________
        2. Debit my bank account:
           _____ Annually (on the _____ day of the month of
                 ___________________________________).
           _____ Semiannually (on the _____ day of the months of
                 ________ and __________).
           _____ Quarterly (on the _____ day of the first/second/third
                 month of each calendar quarter).    (CIRCLE ONE)
           _____ Monthly*_____ once per month on the _____ day
                         _____ twice per month on the _____ days
                         _____ 3 times per month on the _____ days
                         _____ 4 times per month on the _____ days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      _____ I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

            1. Withdraw ($250 minimum) $_____ for each time period indicated
               below from the following Ivy Fund account:
               Fund name: ______________________________________________________
               Account #: ______________________________________________________

            2. Withdraw from my Ivy Fund account:
               _____ Annually (on the _____ day of the month of
                     _______________).
               _____ Semiannually (on the _____ day of the months of
                     _______________ and _______________).
               _____ Quarterly (on the _____ day of the first/second/third
                     month of each calendar quarter.      (CIRCLE ONE)
               _____ Monthly*_____ once per month on the _____ day
                             _____ twice per month on the _____ days
                             _____ 3 times per month on the _____ days
                             _____ 4 times per month on the _____ days

            3. I request the withdrawal proceeds be:
               _____ sent to the address listed in the registration
               _____ sent to the special payee listed in section 7A or 7B.
               _____ invested into additional Advisor Class shares of a
                     different Ivy Fund:

               Fund name: ______________________________________________________
               Account #: ______________________________________________________


      Note: A minimum balance of $10,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    _____ yes    _____ no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    _____ yes    _____ no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    _____ yes    _____ no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7      SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual _______________________________________________
      Account # (if applicable) ________________________________________________
      Street ___________________________________________________________________
      City _________________________________________ State _____ Zip ___________

      B. FED WIRE/EFT INFORMATION

      Financial institution ____________________________________________________
      ABA # ____________________________________________________________________
      Account # ________________________________________________________________
      Street ___________________________________________________________________
      City _________________________________________ State _____ Zip ___________
                           (PLEASE ATTACH A VOIDED CHECK.)

  8     SIGNATURES

          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      _________________________________________            ____________________
      Signature of Owner, Custodian, Trustee or            Date
      Corporate Officer

      _________________________________________            ____________________
      Signature of Owner, Custodian, Trustee or            Date
      Corporate Officer

                          (Remember to sign Section 8)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     -- QUOTRON SYMBOLS AND CUSIP NUMBERS

----------------------------------------------------------------------------------------
                    FUND                           SYMBOL                CUSIP
----------------------------------------------------------------------------------------
Ivy Asia Pacific Fund Advisor Class                  *                 465897312
Ivy China Region Fund Advisor Class                  *                 465897270
Ivy Developing Nations Fund Advisor Class            *                 465897163
Ivy South America Fund Advisor Class                 *                 465897171
----------------------------------------------------------------------------------------

* Symbol not assigned as of this printing

(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS

         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated May 3, 1999 (the "SAI"), which is incorporated by reference into this Prospectus, and each Fund's annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number.

         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway
         Boca Raton, FL 33432
         800.456.5111

         Information about the Funds (including the SAI and annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Information about the Funds is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

         Investment Company Act File No. 811-1028



          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 1.800.777.6472.

             www.ivymackenzie.com
             E-mail:
             invest@ivymackenzie.com

Ivy Funds Logo




                                                   This is your prospectus from

                                                   IVY MACKENZIE
                                                   DISTRIBUTORS, INC.
                                                   Via Mizner Financial Plaza
                                                   700 South Federal Highway
                                                   Boca Raton, Florida 33432
                                                   800.456.5111



    May 3, 1999    IVY INTERNATIONAL EQUITY FUNDS
    IVY EUROPEAN OPPORTUNITIES FUND
    IVY GLOBAL FUND
    IVY GLOBAL NATURAL RESOURCES FUND
    IVY GLOBAL SCIENCE & TECHNOLOGY FUND
    IVY INTERNATIONAL FUND II
    IVY INTERNATIONAL SMALL COMPANIES FUND
    IVY PAN-EUROPE FUND


       Ivy Fund is a registered open-end investment company consisting of nineteen separate portfolios. This Prospectus relates to the Class A, Class B and Class C shares of the seven funds listed above (the "Funds"), and the Class I shares of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund. The Funds also offer Advisor Class shares, which are described in a separate prospectus.


       The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--  CONTENTS

    2 Ivy European Opportunities Fund

    4 Ivy Global Fund

    6 Ivy Global Natural Resources Fund

    8 Ivy Global Science &
      Technology Fund

   10 Ivy International Fund II

   12 Ivy International Small
      Companies Fund

   14 Ivy Pan-Europe Fund

   16 Additional Information
      about investment strategies
      and risks

   20 Management

   22 Shareholder information

   30 Financial highlights

   37 Account application

                          OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                          James W. Broadfoot, Vice President
                          C. William Ferris, Secretary/Treasurer
                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                                       AUDITORS
                          Brown Brothers Harriman & Co.                   PricewaterhouseCoopers LLP
                          Boston, Massachusetts                           Fort Lauderdale, Florida
                          TRANSFER AGENT                                  INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.                    Ivy Management, Inc.
                          PO Box 3022                                     700 South Federal Highway
                          Boca Raton, Florida 33431-0922                  Boca Raton, Florida 33432
                          800.777.6472                                    800.456.5111


                                                                [Mackenzie Logo]

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

-------------------------------

IVY EUROPEAN
OPPORTUNITIES FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities of European companies, which may include:
- companies operating in Europe's emerging markets;
- small-capitalization companies in the more developed markets of Europe; and
- large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies or those providing exceptional value).

The fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds).

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long term earnings growth.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

SMALL AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment, even where "management risk" is not a factor.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

EURO CONVERSION RISK: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro

(GLOBE ARTWORK)
2
(GLOBE ARTWORK)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.

-- WHO SHOULD INVEST*

The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

-- PERFORMANCE INFORMATION


The Fund commenced operations on April 30, 1999, therefore no information is available.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                     fees paid directly from
SHAREHOLDER FEES                     your investment
------------------------------------------------------------------
                            CLASS A   CLASS B   CLASS C   CLASS I
-----------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a percentage
of offering price)........   5.75%      none      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)....................    none     5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested dividends......    none      none      none      none
Redemption fee*...........    none      none      none      none
Exchange fee..............    none      none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
-----------------------------------------------------------------
                            CLASS A   CLASS B   CLASS C   CLASS I
-----------------------------------------------------------------
Management fees...........   1.00%     1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees......   0.25%     1.00%     1.00%      none
Other expenses............   0.95%     0.95%     0.95%     0.86%
Total annual Fund
operating expenses*.......   2.20%     2.95%     2.95%     1.86%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

-- EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------------
                         (no redemption)         (no redemption)
YEAR   CLASS A   CLASS B     CLASS B     CLASS C     CLASS C     CLASS I
------------------------------------------------------------------------
 1st   $  785    $  798      $  298      $  398      $  298       $189
 3rd    1,330     1,323       1,023       1,023       1,023        699

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL FUND
--------------------------------------------------------------------------------

-------------------------------

IVY
GLOBAL
FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of companies in at least three different countries, including the United States.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund's management team uses a disciplined value approach while looking for investment opportunities around the world. The Fund is expected to have some emerging markets exposure in an attempt to achieve higher returns over the long term.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

Since the Fund may invest a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange rate regime or monetary policy;
- unusually large currency fluctuations and currency conversion costs; and
- high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

4
(GLOBE ARTWORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-- PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on April 18, 1991 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES*                    December 31
-------------------------------------------------------------------

[CHART]

                                                 CLASS A SHARES
                                                 --------------
'92'                                                   2.74
'93'                                                  29.63
'94'                                                   -4.6
'95'                                                  12.08
'96'                                                  16.21
'97'                                                  -8.72
'98'                                                   8.59

       *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.
     Best quarter Q4 '98: 24.15%

     Worst quarter Q3 '98: (20.47%)

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      ------------------------------------------------------------------------------
                                                                     MSCI
                                                           -------------------------
                                                           WORLD     EAFE      EMF
                             CLASS A   CLASS B   CLASS C   INDEX    INDEX     INDEX
      ------------------------------------------------------------------------------
      Past year............   2.35%     2.69%     6.30%    24.34%   20.00%   (25.34%)
      Past 5 years.........   3.03%       n/a       n/a    15.68%    9.19%    (9.27%)
      Since inception:
      Class A*.............   6.78%       n/a       n/a    13.03%    8.44%     5.10%
      Class B**............     n/a     4.11%       n/a    16.43%    8.91%    (7.91%)
      Class C***...........     n/a       n/a    (0.06%)   17.37%    7.84%   (15.71%)

       # Performance figures reflect any applicable sales charges.
       * The inception date for the Fund's Class A shares was April 18, 1991. Index performance is calculated from April 30, 1991.
      ** The inception date for the Fund's Class B shares was April 1, 1994. *** The inception date for the Fund's Class C shares was April 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
                           CLASS A  CLASS B  CLASS C
----------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)...................    5.75%     none     none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)...................     none    5.00%    1.00%
Maximum sales charge
(load) imposed on
reinvested dividends.....     none     none     none
Redemption fee*..........     none     none     none
Exchange fee.............     none     none     none
* If you choose to receive your redemption proceeds
  via Federal Funds wire, a $10 wire fee will be
  charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees*.......   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   1.29%     1.33%     1.66%
Total annual Fund
operating expenses.....   2.54%     3.33%     3.66%
Expenses
reimbursed**...........   0.36%     0.36%     0.36%
Net Fund operating
expenses**.............   2.18%     2.97%     3.30%

 *Management fees are reduced to 0.75% for net assets over $500 million.
**The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  783    $  800        $  300        $  433        $  333
3rd                     1,325     1,329         1,029         1,125         1,125
5th                     1,891     1,980         1,780         1,935         1,935
10th                    3,422     3,579         3,579         4,044         4,044

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY GLOBAL
NATURAL RESOURCES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities.

The Fund's manager seeks to maximize the Fund's returns by seeking out natural resources companies of any size with strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. For these purposes, "natural resources" generally include:
- precious metals (such as gold, silver and platinum);
- ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
- strategic metals (such as uranium and titanium);
- fossil fuels and chemicals;
- forest products and agricultural commodities; and
- undeveloped real property.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.
SMALL AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.

NATURAL RESOURCES AND PHYSICAL COMMODITIES RISK: Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including:
- price fluctuations caused by real and perceived inflationary trends and political developments; and
- the costs assumed by natural resource companies in complying with environmental and safety regulations.

Investing in physical commodities, such as gold, exposes the Fund to other risk considerations, such as:
- potentially severe price fluctuations over short periods of time;
- storage costs that can exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

INDUSTRY-CONCENTRATION RISK: Since the Fund can invest a significant portion of its assets in securities of companies engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-- PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------

                                                  CLASS A SHARES
                                                  --------------
'97'                                                    6.95
'98'                                                  -29.35

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q3 '97: 19.66%

     Worst quarter Q4 '97: (23.28%)

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      -----------------------------------------------------------
                                                              MSCI
                                                           COMMODITY-
                                                            RELATED
                             CLASS A   CLASS B   CLASS C     INDEX
      ---------------------------------------------------------------
      Past year............  (33.41%)  (33.33%)  (31.19%)    (14.61%)
      Since inception*.....  (15.68%)  (15.45%)  (14.17%)     (9.65%)

     #Performance figures reflect any applicable sales charges.
      *The inception date for all Classes was January 1, 1997.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
                           CLASS A   CLASS B   CLASS C
------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)...................    5.75%      none      none
Maximum deferred sales
charge (load) (as a
percentage of purchase
price)...................     none     5.00%     1.00%
Maximum sales charge
(load) imposed on
reinvested dividends.....     none      none      none
Redemption fee*..........     none      none      none
Exchange fee.............     none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   4.50%     4.43%     5.10%
Total annual Fund
operating expenses.....   5.75%     6.43%     7.10%
Expenses reimbursed*...   3.53%     3.53%     3.53%
Net Fund
operating expenses*....   2.22%     2.90%     3.57%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  787    $  793        $  293        $  460        $  360
3rd                     1,336     1,308         1,008         1,203         1,203
5th                     1,909     1,946         1,746         2,061         2,061
10th                    3,459     3,541         3,541         4,273         4,273

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY GLOBAL SCIENCE &
TECHNOLOGY FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.

Industries that are likely to be represented in the Fund's portfolio holdings include:
- internet;
- computers and peripheral products;
- software;
- electronic components and systems; and
- telecommunications, media and information services.

The Fund's management team believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high investment returns.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

SMALL AND MEDIUM-SIZED COMPANY RISK: Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

INDUSTRY-CONCENTRATION RISK: Since the Fund focuses its investments in securities of companies engaged in the science and technology industries, the Fund could experience wider fluctuations in value than funds with more diversified portfolios. For example, rapid advances in these industries tend to cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to government regulations and approval processes that may affect their overall profitability and cause their stock prices to be more volatile.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on July 22, 1996 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------
                                                   CLASS A SHARES
                                                   --------------
      '97                                                 9.00
      '98                                                35.26

      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 39.16%

     Worst quarter Q1 '97: (19.15%)

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      --------------------------------------------------------------------------
                                                                    RUSSELL 2000
                                                                     TECHNOLOGY
                             CLASS A  CLASS B  CLASS C  CLASS I**      INDEX
      --------------------------------------------------------------------------
      Past year............   27.48%   29.20%   33.37%     n/a         20.57%
      Since inception*.....   38.96%   40.78%   41.64%     n/a         15.12%

      #Performance figures reflect any applicable sales charges.
      *The inception date for all Classes was July 22, 1996. Index performance is calculated from July 30, 1996.
     **The Fund has had no outstanding Class I shares.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
------------------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS I
------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of
offering price)......   5.75%      none      none      none
Maximum deferred
sales charge (load)
(as a percentage of
purchase price)......    none     5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested
dividends............    none      none      none      none
Redemption
fee*.................    none      none      none      none
Exchange fee.........    none      none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
------------------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS I
------------------------------------------------------------
Management fees......   1.00%     1.00%     1.00%     1.00%
Distribution and/or
service (12b-1)
fees.................   0.25%     1.00%     1.00%      none
Other expenses.......   0.91%     0.95%     0.84%     0.82%
Total annual Fund
operating expenses...   2.16%     2.95%     2.84%     1.82%

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C       CLASS I
------------------------------------------------------------------------------------------------
1st                    $  781    $  798        $  298        $  387        $  287        $  185
3rd                     1,212     1,213           913           880           880           573
5th                     1,668     1,752         1,552         1,499         1,499           985
10th                    2,925     3,085         3,085         3,166         3,166         2,137

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL FUND II
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
INTERNATIONAL
FUND II

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities principally traded in European, Pacific Basin and Latin American markets.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

The Fund's manager uses a disciplined value approach while looking for investment opportunities around the world.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on May 13, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                      for the year ending
      FOR CLASS A SHARES*                       December 31
      -------------------------------------------------------------

     (CHART)

                                                CLASS A SHARES
                                                --------------
      '98                                            6.63

      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 16.49%

     Worst quarter Q3 '98: (18.29%)

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      -------------------------------------------------------------------------------------------------
                                                                              MORNINGSTAR     LIPPER
                                                                      MSCI     CATEGORY      CATEGORY
                                                                      EAFE     FOR INTL      FOR INTL
                             CLASS A   CLASS B   CLASS C   CLASS I** INDEX    STOCK FUNDS   STOCK FUNDS
      -------------------------------------------------------------------------------------------------
      Past year............    0.50%     0.84%     4.79%      n/a    20.00%     12.26%        13.02%
      Since Inception*.....   (6.12%)   (5.81%)   (3.48%)     n/a     9.40%      5.88%         6.43%

      #Performance figures reflect any applicable sales charges.
      *The inception date for all Classes was May 13, 1997. MSCI EAFE Index performance is calculated from May 30, 1997. Morningstar performance calculated from June 1, 1997. Lipper performance calculated from May 15, 1997.
     **The Fund has had no outstanding Class I shares.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                         CLASS A   CLASS B   CLASS C   CLASS I
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price).................   5.75%      none      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price).................    none     5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested dividends...    none      none      none      none
Redemption fee*........    none      none      none      none
Exchange fee...........    none      none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                          CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------------------------
Management fees.........   1.00%     1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees....   0.25%     1.00%     1.00%      none
Other expenses..........   0.63%     0.63%     0.66%     0.54%
Total annual Fund
operating expenses......   1.88%     2.63%     2.66%     1.54%
Expenses reimbursed*....   0.14%     0.14%     0.14%     0.14%
Net Fund operating
expenses*...............   1.74%     2.49%     2.52%     1.40%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.50% of the Fund's average net assets (excluding 12b-1 fees, and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

-- EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------------
                                         (no redemption)           (no redemption)
        YEAR           CLASS A   CLASS B     CLASS B       CLASS C     CLASS C       CLASS I
--------------------------------------------------------------------------------------------
1st                    $  742    $  752      $  252        $  355      $  255        $  143
3rd                     1,287     1,278         978           987         987           653
5th                     1,857     1,927       1,727         1,741       1,741         1,190
10th                    3,400     3,531       3,531         3,726       3,726         2,660

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
INTERNATIONAL SMALL
COMPANIES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the common stock of foreign issuers having total market capitalization of less than $1 billion.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund is managed by a team that focuses on both value and growth factors.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

SMALL COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since they tend to be thinly traded and because the companies are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      [CHART]

      ANNUAL TOTAL RETURN                      for years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------
      (CHART)

                                                  CLASS A SHARES
                                                  --------------
      '97                                             -12.52
      '98                                               5.24

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q1 '98: 17.44%

     Worst quarter Q3 '98: (14.96%)

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      ---------------------------------------------------------------------------
                                                                     HSBC JAMES
                                                                     CAPEL WORLD
                                                                    (EX-US) SMALL
                                                                       COMPANY
                             CLASS A  CLASS B  CLASS C  CLASS I**       INDEX
      ---------------------------------------------------------------------------
      Past year............  (0.81%)  (0.54%)    3.55%     n/a           3.31%
      Since inception*.....  (6.88%)  (6.73%)  (4.72%)     n/a          (5.13%)

      #Performance figures reflect any applicable sales charges.
      *The inception date for all Classes was January 1, 1997. Index performance is calculated from the same date.
     **The Fund has had no outstanding Class I shares.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER                   fees paid directly from
FEES                          your investment
-------------------------------------------------------------

                        CLASS A   CLASS B   CLASS C   CLASS I
-------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)................   5.75%      none      none       none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)................    none     5.00%     1.00%       none
Maximum sales charge
(load) imposed on
reinvested
dividends.............    none      none      none       none
Redemption fee*.......    none      none      none       none
Exchange fee..........    none      none      none       none
*If you choose to receive your redemption proceeds via
 Federal Funds wire, a $10 wire fee will be charged to your
 account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS I
------------------------------------------------------------
Management fees......   1.00%     1.00%     1.00%     1.00%
Distribution and/or
service (12b-1)
fees.................   0.25%     1.00%     1.00%      none
Other expenses.......   4.88%     4.90%     4.82%     4.79%
Total annual Fund
operating expenses...   6.13%     6.90%     6.82%     5.79%
Expenses
reimbursed*..........   3.91%     3.91%     3.91%     3.91%
Net Fund
operating
expenses*............   2.22%     2.99%     2.91%     1.88%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C       CLASS I
------------------------------------------------------------------------------------------------
1st                    $  787    $  802        $  302        $  394        $  294        $  191
3rd                     1,335     1,334         1,034         1,010         1,010           704
5th                     1,907     1,987         1,787         1,749         1,749         1,244
10th                    3,455     3,598         3,598         3,698         3,698         2,720

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
PAN-EUROPE
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of large and medium-sized European companies.

The Fund's management team uses a disciplined value approach while looking for investment opportunities around the world.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities may be selected for the Fund that may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

EURO CONVERSION RISKS: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on May 13, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                      for the year ending
      FOR CLASS A SHARES*                       December 31
      -------------------------------------------------------------

     (CHART)

     '98                                           6.72

      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q1 '98: 17.61%

     Worst quarter Q3 '98: (21.25%)

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      ----------------------------------------------------------------------

                                                                MORNINGSTAR
                                                         MSCI     EUROPE
                                                        EUROPE     STOCK
                             CLASS A  CLASS B  CLASS C  INDEX    UNIVERSE
      ---------------------------------------------------------------------
      Past year............   0.59%    0.98%    1.38%   24.50%    18.97%
      Since inception*.....   3.71%    4.54%    2.38%   23.66%    17.10%

     # Performance figures reflect any applicable sales charges.
     * The inception date for all Classes was May 13, 1997. MSCI performance is calculated from May 30, 1997. Morningstar performance is calculated from June 1, 1997.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price).................   5.75%      none      none
Maximum deferred sales
charge (load) (as a
percentage of purchase
price).................    none     5.00%     1.00%
Maximum sales charge
(load) imposed on
reinvested dividends...    none      none      none
Redemption fee*........    none      none      none
Exchange fee...........    none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.


ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   4.31%     4.34%     4.33%
Total annual Fund
operating expenses.....   5.56%     6.34%     6.33%
Expenses reimbursed*...   3.37%     3.37%     3.37%
Net Fund operating
expenses*..............   2.19%     2.97%     2.96%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

----------------------------------------------------------------------------------
                                         (no redemption)           (no redemption)
        YEAR           CLASS A   CLASS B     CLASS B       CLASS C     CLASS C
----------------------------------------------------------------------------------
1st                    $  784    $  800      $  300        $  399      $  299
3rd                     1,327     1,328       1,028         1,025       1,025
5th                     1,894     1,979       1,779         1,774       1,774
10th                    3,429     3,580       3,580         3,745       3,745

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ABOUT INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES

IVY EUROPEAN OPPORTUNITIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a "bottom-up" approach to investing, which focuses on prospects for long term earnings growth. Company selection is generally based on an analysis of a wide range of indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company-selection process.

IVY GLOBAL FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund invests in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area, and normally invests its assets in at least three different countries (including the United States). Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY GLOBAL NATURAL RESOURCES FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities (or that supply goods and services to such companies). The Fund's manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class. Typically the Fund's top 50 investments comprise more than 80% of the Fund's assets.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the common stock of companies that are expected to profit from the development, advancement and use of science and technology. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. Industries likely to be represented in the Fund's overall portfolio holdings include internet, computers and peripheral products, software, electronic components and systems, telecommunications, and media and information services. Rapid advances in these industries in recent years have stimulated unprecedented growth. While this is no guarantee of future performance, the Fund's management team believes that these industries offer substantial opportunities for long-term capital appreciation. The Fund intends to invest its assets in at least three different countries, but may at any given time have a substantial portion of its assets invested in the United States.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IVY INTERNATIONAL FUND II: The Fund seeks to achieve its principal objective of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's manager considers in selecting particular countries include long term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the foreign stock markets, focusing on issuers that are valued at less than $1 billion across a wide range of geographic, economic and industry sectors. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY PAN-EUROPE FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and that cover a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets outside of Europe. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption.

OTHER RISKS: The table on the following page identifies the investment techniques that each Fund's advisor considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Following the table is a description of the general risk characteristics of these investment techniques. Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

Additional Information (see back cover page for information on how you can receive a free copy).

------------------------------------------------------------------------
INVESTMENT
TECHNIQUE:             IEOF   IGF   IGNRF   IGSTF   IIF2   IISCF   IPEF
------------------------------------------------------------------------
Common stocks........   X      X      X       X      X       X       X
Debt securities......   X
Low-rated debt
securities...........   X
Foreign securities...   X      X      X       X      X       X       X
Emerging markets.....   X      X      X       X      X       X       X
Foreign currencies...   X      X      X       X      X       X       X
Depository
 receipts............   X      X      X       X      X       X       X
Derivatives..........          X                     X
Illiquid
 securities..........   X      X      X       X      X       X       X
Precious metals......                 X
Borrowing............   X      X      X       X      X       X       X
Temporary defensive
positions............   X      X      X       X      X       X       X

RISK CHARACTERISTICS
- COMMON STOCKS: Common stocks represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

- DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the debt instruments it holds in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

- LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets. Many of the Funds' securities also are denominated in foreign currencies and the value of each Fund's investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:
  - securities that are even less liquid and more volatile than those in more developed foreign countries;
  - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
  - increased settlement delays;

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  - unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
  - unusually large currency fluctuations and currency conversion costs; and
  - high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- DEPOSITORY RECEIPTS: Interests in foreign issuers may be acquired in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. The investing Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- DERIVATIVE INVESTMENT TECHNIQUES: A Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques a Fund might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.
  Using put and call options could cause a Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

  Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, a Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

  Foreign currency transactions (such as forward foreign currency contracts) can cause investment losses in a variety of ways. For example, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

- ILLIQUID SECURITIES: "Illiquid securities" are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the investing fund has valued the assets. These may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may offer the potential for higher returns than more readily marketable securities, there is a risk that the investing fund will not be able to dispose of them promptly at an acceptable price.

- PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Ivy Global Natural Resources Fund can invest in precious metals and other physical commodities. Commodities trading is

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  generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

- BORROWING: For temporary or emergency purposes, Ivy Global Fund, Ivy Global Science & Technology Fund and Ivy International Fund II may borrow up to 10% of the value of its total assets from qualified banks. Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund and Ivy Pan-Europe Fund may borrow up to one-third of the value of its total assets from qualified banks, but (with the exception of Ivy European Opportunities Fund) will not buy securities whenever its outstanding borrowings exceed 10% of the value of its total assets. Borrowing may exaggerate the effect on a Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

- TEMPORARY DEFENSIVE POSITIONS: A Fund may occasionally take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective. Its exposure to the risks associated with debt securities would also be heightened (see "Debt Securities" above).

-- OTHER IMPORTANT INFORMATION

EUROPEAN MONETARY UNION: The Funds may have investments in Europe. On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, a Fund could experience investment losses.

YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the Year 2000 readiness of the issuers of the securities that the Funds may purchase is also taken into consideration during the investment decision-making process (though such information may not be readily available, particularly in non-U.S. countries, and may be limited to public filings or statements from company representatives that are not independently verifiable).

The Funds' managers believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause a Fund to lose money).

MANAGEMENT

-- INVESTMENT ADVISORS

Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432

IMI provides business management services to the Funds and investment advisory services to all Funds other than Ivy European Opportunities Fund and Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and provides similar services to the other twelve series of Ivy Fund. For the Funds' fiscal year ending December 31, 1998,

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the Funds (other than Ivy European Opportunities Fund) each paid IMI a fee that was equal to 1.00% of the Funds' respective average net assets. Ivy European Opportunities Fund will pay IMI a fee equal to 1.00% of the Fund's average net assets.

Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets. As of February 1, 1999, Henderson also serves as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 30 years, and has over $17.8 billion in assets under management. For the Fund's fiscal year ending December 31, 1998, the Fund paid to MFC an aggregate fee equal to 0.50% of the Fund's average net assets.

-- PORTFOLIO MANAGEMENT

IVY EUROPEAN OPPORTUNITIES FUND: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for selecting the Fund's portfolio of investments. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 24 years of investment experience.

IVY GLOBAL FUND: Barbara Trebbi, a Senior Vice President of IMI, manages the foreign portion of the Fund's portfolio. She is also Managing Director of International Equities and a member of the Ivy international portfolio management team. Ms. Trebbi joined IMI in 1988 and has 11 years of professional investment experience. She is a Chartered Financial Analyst and holds a graduate diploma from the London School of Economics. Paul P. Baran, a Senior Vice President of IMI, manages the domestic portion of the Fund's portfolio. Before joining IMI, Mr. Baran was Senior Vice President/Chief Investment Officer of Central Fidelity National Bank. He has 24 years of professional investment experience and is a Chartered Financial Analyst. He has an MBA from Wayne State University.

IVY GLOBAL NATURAL RESOURCES FUND: Frederick Sturm, a Senior Vice President of MFC, has managed the Fund since its inception. Mr. Sturm joined MFC in 1983 and has 14 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund is managed by IMI's Global Technology Team. James W. Broadfoot, President of IMI and a Vice President of Ivy Fund, is the Team's lead manager. Before joining IMI in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has over 25 years of professional investment experience, holds an MBA from the Wharton School of Business and is a Chartered Financial Analyst.

IVY INTERNATIONAL FUND II: Barbara Trebbi, a Senior Vice President of IMI, has managed the Fund since its inception. She is also Managing Director of International Equities and a member of the Ivy international portfolio management team. Ms. Trebbi joined IMI in 1988 and has 11 years of professional investment experience. She is a Chartered Financial Analyst and holds a graduate diploma from the London School of Economics.

Ms. Trebbi is supported by a team of research analysts who are responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and

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- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund is managed using a team approach. IMI's international equity team is comprised of investment professionals and is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.

IVY PAN-EUROPE FUND: The Fund is managed by a team of investment professionals that is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

SHAREHOLDER INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last sale price on the exchange on which it was purchased.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, however, there may be some period of time during which a Fund's

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares"). Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES
Please read these sections below carefully before investing.

CHOOSING THE APPROPRIATE CLASS OF SHARES:
The essential features of the Funds' different classes of shares are described below. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares. Each Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for its Class A, B and C shares that allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

- CLASS A SHARES: Class A shares are sold at net asset value plus a maximum sales charge of 5.75% (the "offering price"). The sales charge may be reduced or eliminated if certain conditions are met (see "Additional purchase information"). Class A shares are subject to a 0.25% Rule 12b-1 service fee.

- CLASS B SHARES: Class B shares are offered at net asset value, without an initial sales charge, but subject to a contingent deferred sales charge ("CDSC") that declines from 5% to zero on certain redemptions within six years of purchase. Class B shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee, and convert automatically into Class A shares eight years after purchase.

- CLASS C SHARES: Class C shares are offered at net asset value, without an initial sales charge, but subject to a CDSC of 1% for redemptions within the first year of purchase. Class C shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee.

- CLASS I SHARES: Class I shares are offered to certain classes of investors of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund without any sales load or Rule 12b-1 fees.

The following table displays the various investment minimums, sales charges and expenses that apply to each class.

-------------------------------------------------------------------------------
                           CLASS A        CLASS B        CLASS C      CLASS I
-------------------------------------------------------------------------------
Minimum initial
 investment*..........  $1,000         $1,000         $1,000         $5,000,000
Minimum subsequent
 investment*..........  $100           $100           $100           $10,000
Initial sales
 charge...............  Maximum        none           none           none
                        5.75%, with
                        options for a
                        reduction or
                        waiver
CDSC..................  None, except   Maximum        1.00% for the  none
                        on certain     5.00%,         first year
                        NAV purchases  declines over
                                       six years
Service and
 distribution fees....  0.25% Service  0.75%          0.75%          none
                        fee            Distribution   distribution
                                       fee and 0.25%  fee and 0.25%
                                       service fee    service fee

*Minimum initial and subsequent investments for retirement plans are $25.

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-- ADDITIONAL PURCHASE INFORMATION

CLASS A SHARES: Class A shares are sold at a public offering price equal to their net asset value per share plus an initial sales charge, as set forth below (which is reduced as the amount invested increases):

---------------------------------------------------------------
                           SALES         SALES      PORTION OF
                        CHARGE AS A   CHARGE AS A     PUBLIC
                        PERCENTAGE    PERCENTAGE     OFFERING
                         OF PUBLIC      OF NET         PRICE
                         OFFERING       AMOUNT      RETAINED BY
   AMOUNT INVESTED         PRICE       INVESTED       DEALER
---------------------------------------------------------------
Less than $50,000.....     5.75%         6.10%         5.00%
$50,000 but less than
$100,000..............     5.25%         5.54%         4.50%
$100,000 but less than
$250,000..............     4.50%         4.71%         3.75%
$250, 000 but less
than $500,000.........     3.00%         3.09%         2.50%
$500,000 or over*.....     0.00%         0.00%         0.00%

*A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

Class A shares that are acquired through reinvestment of dividends or distributions are not subject to any sales charges.

HOW TO REDUCE YOUR INITIAL SALES CHARGE:
  - "Rights of Accumulation" permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all Ivy Fund Class A shares you own.
  - A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

HOW TO ELIMINATE YOUR INITIAL SALES CHARGE: You may purchase Class A shares at NAV (without an initial sales charge or a CDSC) through any one of the following methods:
- through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;
- under certain qualified retirement plans;
- as an employee or director of Mackenzie Investment Management Inc. or its affiliates;
- as an employee of a selected dealer; or
- through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. Ivy Mackenzie Distributors, Inc. ("IMDI"), the Fund's distributor, may pay the dealer or agent (out of IMDI's own resources) for its distribution assistance according to the following schedule:

--------------------------------------------------
           PURCHASE AMOUNT              COMMISSION
--------------------------------------------------
First $3,000,000......................    1.00%
Next $2,000,000.......................    0.50%
Over $5,000,000.......................    0.25%

IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI) including, for example, those which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified time period.

Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by the Distributor. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase.

CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1%, and Class B shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redeemed within six years of purchase will be subject to a CDSC at the following rates:

----------------------------------------------------
                              CDSC AS A PERCENTAGE
        YEAR SINCE              OF DOLLAR AMOUNT
         PURCHASE               SUBJECT TO CHARGE
----------------------------------------------------
First......................           5.00%
Second.....................           4.00%
Third......................           3.00%
Fourth.....................           3.00%
Fifth......................           2.00%
Sixth......................           1.00%
Seventh and thereafter.....           0.00%

The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on increases in account value above the original purchase price or on reinvested dividends and distributions.

Shares will be redeemed on a lot-by-lot basis in the following order:
- Shares held more than six years
- Shares acquired through reinvestment of dividends and distributions
- Shares subject to the lowest CDSC percentage; on a first-in, first-out basis
  (1) with the portion of the lot attributable to capital appreciation redeemed first, which is not subject to a CDSC; then
  (2) the portion of the lot attributable to your original basis, which is subject to a CDSC.

The CDSC for Class B shares is waived for:
- Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.
- Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
- Redemptions resulting from a tax-free return of excess contribution to an IRA.
- Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.
- Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of the portfolio's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A and Class I shares. IMDI uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales-related expenses, as well as expenses related to providing distributions services, such as compensating selected dealers and agents for selling these shares.

Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion privilege.

CLASS I SHARES: Class I shares are offered only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower fees than Class A, Class B and Class C shares.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the Fund in which you wish to invest. You should note on the check the class of shares you wish to invest in (see page 23 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  PO Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Hwy.
  Boca Raton, FL 33432-6114

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-- BUYING ADDITIONAL SHARES

There are several ways to increase your investment in the Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:

  First Union National Bank of Florida
  Jacksonville, FL
  ABA #063000021
  Account #2090002063833
  For further credit to:
  Your Account Registration
  Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 7B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:
- BY MAIL: Send your written redemption request to IMSC at one of the addresses at left. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

IMPORTANT REDEMPTION INFORMATION:
- A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  six years of purchase, and to Class C shares that are redeemed within one year of purchase.
- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- Any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.
- Shares will be redeemed in the order described under "Additional purchase information -- Class B and Class C shares".
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information").

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:

- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 25 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain Funds) or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a CDSC regardless of which share class you own.
- Cash dividends and distributions can be sent to you:

- BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

- BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state or local law.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

[IVY LEAF LOGO]


FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or less if a Fund has a shorter operating history), and reflects results for a single Fund share. Ivy European Opportunities Fund commenced operations on April 30, 1999, and accordingly, no financial information is presented for that Fund. The total returns in the table represent the rate an investor would have earned (or lost) each year on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in its Annual Report to shareholders (which is available upon request).

--------------------------------------------------------------------------------

                                                                                        CLASS A
IVY GLOBAL FUND                                        --------------------------------------------------------------------------
                                                                                                   for the six     for the
                                                                  for the year ended               months ended   year ended
                                                                     December 31,                  December 31,    June 30,
---------------------------------------------------------------------------------------------------------------------------------
                                                         1998       1997       1996       1995         1994          1994
SELECTED PER SHARE DATA                                --------------------------------------------------------------------------
Net asset value, beginning of period................   $  10.93    $ 13.17    $ 11.97    $ 11.23   $    11.52      $ 10.62
                                                       --------------------------------------------------------------------------
 Income (loss) from investment operations
 Net investment income (loss).......................        .02(a)     .08        .08        .09(a)         --(a)       --(a)
 Net gains or losses on securities (both realized
   and unrealized)..................................        .91      (1.23)      1.86       1.25         (.10)        1.79
                                                       --------------------------------------------------------------------------
 Total from investment operations...................        .93      (1.15)      1.94       1.34         (.10)        1.79
                                                       --------------------------------------------------------------------------
 Less distributions
 Dividends
   From net investment income.......................         --        .05        .08        .04           --          .01
   In excess of net investment income...............         --        .05        .18         --           --           --
 Distributions
   From net realized gain...........................        .54        .99        .48        .49          .09          .88
   In excess of net realized gain...................         --         --         --        .07           --           --
   Returns of capital...............................         --         --         --         --          .10           --
                                                       --------------------------------------------------------------------------
 Total distributions................................        .54       1.09        .74        .60          .19          .89
                                                       --------------------------------------------------------------------------
Net asset value, end of period......................   $  11.32    $ 10.93    $ 13.17    $ 11.97   $    11.23      $ 11.52
                                                       --------------------------------------------------------------------------
                                                       --------------------------------------------------------------------------
Total return (%)....................................       8.59(b)   (8.72)(b)  16.21(b)   12.08(b)     (1.00)(c)    16.71(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............   $ 14,660    $19,692    $24,152    $21,264   $   19,327      $17,393
Ratio of expenses to average net assets
 With expense reimbursement (%).....................       2.18         --         --       2.20         2.20(d)      2.20
 Without expense reimbursement (%)..................       2.54       2.07       2.18       2.46         2.34(d)      2.42
Ratio of net investment income (loss) to average net
 assets (%).........................................        .16(a)     .58        .58        .71(a)      (.06)(a)(d)   .01(a)
Portfolio turnover rate (%).........................         17         45         43         53           23           85

                                    CLASS B                                                    CLASS C
  -----------------------------------------------------------------------------------------------------------------------
                                                               for the period                         for the period
                                                for the six     April 1, 1994       for the           April 30, 1996
              for the year ended                months ended   (Commencement)      year ended         (Commencement)
                 December 31,                   December 31,    to June 30,       December 31,        to December 31,
  -----------------------------------------------------------------------------------------------------------------------
   1998      1997             1996      1995        1994            1994         1998       1997           1996
  -----------------------------------------------------------------------------------------------------------------------
  $10.90    $ 13.12          $11.97    $11.23      $11.52          $12.12       $10.67     $12.94         $13.31
  -----------------------------------------------------------------------------------------------------------------------
    (.09)(a)   (.02)           (.02)       --(a)     (.03)(a)        (.01)(a)     (.16)(a)   (.02)          (.01)
     .92      (1.20)           1.85      1.25        (.12)           (.04)         .93      (1.24)           .42
  -----------------------------------------------------------------------------------------------------------------------
     .83      (1.22)           1.83      1.25        (.15)           (.05)         .77      (1.26)           .41
  -----------------------------------------------------------------------------------------------------------------------
      --        .05              --        --          --              --           --        .05             --
      --        .05             .20        --          --              --           --        .05            .30
     .54        .90             .48       .45         .08             .55          .54        .91            .48
      --         --              --       .06          --              --           --         --             --
      --         --              --        --         .06              --           --         --             --
  -----------------------------------------------------------------------------------------------------------------------
     .54       1.00             .68       .51         .14             .55          .54       1.01            .78
  -----------------------------------------------------------------------------------------------------------------------
  $11.19    $ 10.90          $13.12    $11.97      $11.23          $11.52       $10.90     $10.67         $12.94
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
    7.69(b)   (9.33)(b)       15.30(b)  11.25(b)    (1.37)(c)         .38(c)      7.30(b)   (9.72)(b)       3.07(c)
  $7,495    $10,056          $8,968    $4,811      $2,956          $  376       $  428     $  727         $   71
    2.97         --              --      2.95        2.95(d)         2.95(d)      3.30         --             --
    3.33       2.82            2.94      3.21        3.09(d)         3.17(d)      3.66       2.82           3.77(d)
    (.63)(a)   (.18)           (.17)     (.04)(a)    (.81)(a)(d)     (.74)(a)(d)  (.96)(a)   (.18)         (1.01)(d)
      17         45              43        53          23              85           17         45             43

-------------------------------------------------------------------------------
                                                         (a) Net investment
                                                         income (loss) is net of
                                                         expenses reimbursed
                                                         by manager.
                                                         (b) Total return does
                                                         not reflect a sales
                                                         charge.
                                                         (c) Total return repre-
                                                         sents aggregate total
                                                         return and does not
                                                         reflect a sales charge.
                                                         (d) Annualized

[IVY LEAF LOGO]

--------------------------------------------------------------------------------------------------------------------------
                                                                   CLASS A            CLASS B            CLASS C
IVY GLOBAL NATURAL                                             -----------------------------------------------------------
RESOURCES FUND                                                               for the year ended December 31,
--------------------------------------------------------------------------------------------------------------------------
                                                                1998      1997     1998      1997     1998      1997
SELECTED PER SHARE DATA                                        -----------------------------------------------------------
Net asset value, beginning of period........................   $  9.01   $10.00   $  9.00   $10.00   $  9.00   $10.00
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................       .03     (.11)     (.04)    (.15)     (.14)    (.17)
  Net gains or losses on securities (both realized and
    unrealized).............................................     (2.68)     .70     (2.65)     .68     (2.61)     .68
                                                               -----------------------------------------------------------
  Total from investment operations..........................     (2.65)     .59     (2.69)     .53     (2.75)     .51
                                                               -----------------------------------------------------------
  Less distributions
  Dividends in excess of net investment income..............       .04      .22       .04      .17       .04      .15
  Distributions
    From net realized gain..................................        --     1.08        --     1.08        --     1.08
    In excess of net realized gain..........................        --      .28        --      .28        --      .28
                                                               -----------------------------------------------------------
    Total distributions.....................................       .04     1.58       .04     1.53       .04     1.51
                                                               -----------------------------------------------------------
Net asset value, end of period..............................   $  6.32   $ 9.01   $  6.27   $ 9.00   $  6.21   $ 9.00
                                                               -----------------------------------------------------------
                                                               -----------------------------------------------------------
Total return (%)(b).........................................    (29.35)    6.95    (29.82)    6.28    (30.49)    6.08
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $ 1,345   $3,907   $ 1,320   $2,706   $    41   $  124
Ratio of expenses to average net assets
  With expense reimbursement (%)............................      2.22     2.10      2.90     2.86      3.57     3.08
  Without expense reimbursement (%).........................      5.75     2.88      6.43     3.64      7.10     3.86
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................       .29    (1.10)     (.39)   (1.86)    (1.06)   (2.08)
Portfolio turnover rate (%).................................        98      199        98      199        98      199

--------------------------------------------------------------------------------

                                                                                     CLASS A
IVY GLOBAL SCIENCE & TECHNOLOGY FUND                             ------------------------------------------------
                                                                                           for the period
                                                                                            July 22, 1996
                                                                 for the year ended        (Commencement)
                                                                    December 31,           to December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                  1998        1997              1996
SELECTED PER SHARE DATA                                          ------------------------------------------------
Net asset value, beginning of period........................     $ 17.47     $ 16.40           $10.00
 Income from investment operations
 Net investment loss........................................        (.36)(e)    (.31)(e)         (.06)(a)
 Net gains or losses on securities (both realized and
   unrealized)..............................................        6.52(e)     1.38(e)          6.49
                                                                 --------------------------------------------
 Total from investment operations...........................        6.16        1.07             6.43
                                                                 --------------------------------------------
 Less distributions
 Distributions from net realized gain.......................          --          --              .03
                                                                 --------------------------------------------
   Total distributions......................................          --          --              .03
                                                                 --------------------------------------------
Net asset value, end of period..............................     $ 23.63     $ 17.47           $16.40
                                                                 --------------------------------------------
                                                                 --------------------------------------------
Total return (%)............................................       35.26(b)     6.53(b)         64.34(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $17,888     $12,159           $8,324
Ratio of expenses to average net assets
 With expense reimbursement (%).............................          --          --             2.19(d)
 Without expense reimbursement (%)..........................        2.16        2.11             2.90(d)
Ratio of net investment loss to average net assets (%)......       (1.88)      (1.91)           (2.18)(a)(d)
Portfolio turnover rate (%).................................          73          54               23


--------------------------------------------------------------------------------

                   CLASS B                                     CLASS C
-----------------------------------------------------------------------------------------
                             for the period                              for the period
                              July 22, 1996                               July 22, 1996
 for the year ended          (Commencement)     for the year ended       (Commencement)
    December 31,             to December 31,       December 31,          to December 31,
----------------------------------------------------------------------------------------
 1998         1997                1996           1998       1997          1996
----------------------------------------------------------------------------------------
$ 17.37      $ 16.44             $ 10.00        $ 17.40    $ 16.46       $  10.00
   (.50)(e)     (.32)(e)            (.06)(a)       (.48)(e)   (.42)(e)       (.05)(a)
   6.44(e)      1.25(e)             6.52           6.46(e)    1.36(e)        6.53
----------------------------------------------------------------------------------------
   5.94          .93                6.46           5.98        .94           6.48
----------------------------------------------------------------------------------------
     --           --                 .02             --         --            .02
----------------------------------------------------------------------------------------
     --           --                 .02             --         --            .02
----------------------------------------------------------------------------------------
$ 23.31      $ 17.73             $ 16.44        $ 23.38    $ 17.40       $  16.46
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
$ 34.20(b)   $  5.66(b)          $ 64.59(c)       34.37(b)    5.71(b)       64.84(c)
$10,197      $ 8,577             $ 3,425        $ 8,431    $ 6,348       $  2,106
     --           --                2.99(d)          --         --           2.95(d)
   2.95         2.92                3.70(d)        2.84       2.85           3.66(d)
  (2.67)       (2.72)              (2.98)(a)(d)   (2.56)     (2.65)         (2.94)(a)(d)
     73           54                  23             73         54             23

                                                         (a) Net investment
                                                         loss is net of expenses
                                                         reimbursed by Manager.
                                                         (b) Total return
                                                         does not reflect
                                                         a sales charge.
                                                         (c) Total return
                                                         represents aggregate
                                                         total return and
                                                         does not reflect
                                                         a sales charge.
                                                         (d) Annualized
                                                         (e) Based on average
                                                         shares outstanding.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------

                                                                            CLASS A
IVY INTERNATIONAL FUND II                                      ---------------------------------------
                                                                                 for the period
                                                                 for the          May 13, 1997
                                                                year ended       (Commencement)
                                                               December 31,      to December 31,
------------------------------------------------------------------------------------------------------
                                                                   1998               1997
SELECTED PER SHARE DATA                                        ---------------------------------------
Net asset value, beginning of period........................     $  8.98             $ 10.01
                                                               ---------------------------------------
  Income (loss) from investment operations
  Net investment income (a).................................         .08                  --(f)
  Net gains or losses on securities (both realized and
    unrealized).............................................         .52               (1.03)(f)
                                                               ---------------------------------------
  Total from investment operations..........................         .60               (1.03)
                                                               ---------------------------------------
  Less distributions
  Dividends from net investment income......................         .08                  --
  Distributions from net realized gain......................         .02                  --
                                                               ---------------------------------------
    Total distributions.....................................         .10                  --
                                                               ---------------------------------------
Net asset value, end of period..............................     $  9.48             $  8.98
                                                               ---------------------------------------
                                                               ---------------------------------------
Total return (%)............................................        6.63(b)           (10.29)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $24,993             $16,202
Ratio of expenses to average net assets
  With expense reimbursement (%)............................        1.74                1.80(e)
  Without expense reimbursement (%).........................        1.88                2.11(e)
Ratio of net investment income to average net assets
  (%)(a)....................................................         .80                 .12(e)
Portfolio turnover rate (%).................................          16                  10

--------------------------------------------------------------------------------

                                                                  CLASS A           CLASS B            CLASS C
IVY INTERNATIONAL SMALL                                       ----------------------------------------------------------
COMPANIES FUND                                                           for the year ended December 31,
------------------------------------------------------------------------------------------------------------------------
                                                              1998     1997      1998     1997      1998     1997
SELECTED PER SHARE DATA                                       ----------------------------------------------------------
Net asset value, beginning of period........................  $8.66   $ 10.00   $ 8.63   $ 10.00   $ 8.65   $ 10.00
                                                              ----------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss) (a)..........................    .04      (.01)    (.03)     (.05)    (.03)     (.06)
  Net gains or losses on securities (both realized and
    unrealized).............................................    .41     (1.24)     .41     (1.27)     .42     (1.25)
                                                              ----------------------------------------------------------
  Total from investment operations..........................    .45     (1.25)     .38     (1.32)     .39     (1.31)
                                                              ----------------------------------------------------------
  Less distributions
  Dividends in excess of net investment income..............    .15        --      .08        --      .06        --
  Distributions from net realized gain......................    .01       .09      .01       .05      .01       .04
                                                              ----------------------------------------------------------
    Total distributions.....................................    .16       .09      .09       .05      .07       .04
                                                              ----------------------------------------------------------
Net asset value, end of period..............................  $8.95   $  8.66   $ 8.92   $  8.63   $ 8.97   $  8.65
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------
Total return (%)(b).........................................   5.24    (12.52)    4.46    (13.19)    4.55    (13.14)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $ 980   $   992   $1,027   $ 1,007   $1,125   $ 1,574
Ratio of expenses to average net assets (c)
  With expense reimbursement (%)............................   2.47      2.50     3.24      3.31     3.16      3.23
  Without expense reimbursement (%).........................   6.38      4.87     7.15      5.68     7.07      5.60
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................    .39      (.11)    (.38)     (.91)    (.30)     (.83)
Portfolio turnover rate (%).................................     18        10       18        10       18        10


------------------------------------------------------------------------------

           CLASS B                          CLASS C
-------------------------------------------------------------------
               for the period                   for the period
  for the       May 13, 1997       for the       May 13, 1997
 year ended    (Commencement)     year ended    (Commencement)
December 31,   to December 31,   December 31,   to December 31,
-------------------------------------------------------------------
    1998            1997             1998            1997
-------------------------------------------------------------------
  $  8.93          $ 10.01         $  8.93          $ 10.01
-------------------------------------------------------------------
      .01             (.02)(f)         .01             (.02)(f)
      .51            (1.06)(f)         .51            (1.06)(f)
-------------------------------------------------------------------
      .52            (1.08)            .52            (1.08)
-------------------------------------------------------------------
      .01               --             .01               --
      .02               --             .02               --
-------------------------------------------------------------------
      .03               --             .03               --
-------------------------------------------------------------------
  $  9.42          $  8.93         $  9.42          $  8.93
-------------------------------------------------------------------
-------------------------------------------------------------------
     5.84(b)        (10.29)(d)        5.79(b)        (10.79)(d)
  $80,938          $53,652         $40,408          $27,074
     2.49             2.63(e)         2.52             2.63(e)
     2.63             2.94(e)         2.66             2.94(e)
      .05             (.71)(e)         .03             (.71)(e)
       16               10              16               10

(a) Net investment
income (loss) is net of
expenses reimbursed
by manager.
(b) Total return
does not reflect
a sales charge.
(c) Total expenses
include fees paid
indirectly, if any,
through an expense
offset arrangement.
(d) Total return
represents aggregate
total return
and does not
reflect a
sales charge.
(e) Annualized
(f) Based on average
shares outstanding.

36

[IVY LEAF LOGO]

--------------------------------------------------------------------------------------------------------------------------------
IVY PAN-EUROPE FUND                                 CLASS A                          CLASS B                      CLASS C
                                         ---------------------------------------------------------------------------------------
                                                        for the period                   for the period     for the period
                                         for the year    May 13, 1997     for the year    May 13, 1997     January 29, 1998
                                            ended       (Commencement)       ended       (Commencement)     (Commencement)
                                         December 31,   to December 31,   December 31,   to December 31,   to December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                             1998            1997             1998            1997               1998
SELECTED PER SHARE DATA                  ---------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................      $10.56          $10.02           $10.54          $10.02             $10.91
                                         ---------------------------------------------------------------------------------------
  Income from investment operations
  Net investment loss (a).............        (.01)(f)        (.02)            (.01)(f)        (.03)              (.02)(f)
  Net gains or losses on securities
    (both realized and unrealized)....         .72(f)          .58              .64(f)          .56                .28(f)
                                         ---------------------------------------------------------------------------------------
  Total from investment operations....         .71             .56              .63             .53                .26
                                         ---------------------------------------------------------------------------------------
  Less distributions
  Distributions from net realized
    gain..............................          --             .02               --             .01                 --
                                         ---------------------------------------------------------------------------------------
    Total distributions...............          --             .02               --             .01                 --
                                         ---------------------------------------------------------------------------------------
Net asset value, end of period........      $11.27          $10.56           $11.17          $10.54             $11.17
                                         ---------------------------------------------------------------------------------------
                                         ---------------------------------------------------------------------------------------
Total return (%)......................        6.72(d)         5.54(b)          5.98(d)         5.26(b)            2.38(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..........................      $1,862          $  575           $3,604          $   70             $  863
Ratio of expenses to average net
  assets (e)
  With expense reimbursement (%)......        2.49            2.20(c)          3.27            3.29(c)            3.26(c)
  Without expense reimbursement (%)...        5.86           28.41(c)          6.64           29.50(c)            6.63(c)
Ratio of net investment loss to
  average net assets (%)(a)...........        (.12)           (.48)(c)         (.90)          (1.58)(c)           (.89)(c)
Portfolio turnover rate (%)...........          25               5               25               5                 25

(a) Net investment
loss is net of
expenses reimbursed
by manager.
(b) Total return represents
aggregate total return
and does not reflect
a sales charge.
(c) Annualized
(d) Total return
does not reflect
a sales charge.
(e) Total expenses include
fees paid indirectly,
if any, through an
expense offset arrangement.
(f) Based on average
shares outstanding.

                                                     Account
                                                     Application

                                                     FUND USE ONLY
                                                     __________________________
                                                     Account Number
                                                     __________________________
                                                     Dealer/Branch/Rep
                                                     __________________________
                                                     Account Type/Soc Cd

[IVY FUNDS LOGO]

       Please mail applications and checks to:
       Ivy Mackenzie Services Corp.,
       P.O. Box 3022, Boca Raton, Florida 33431-0922

       This application should not be used for retirement accounts for which Ivy Fund (IBT) is custodian.

  1    REGISTRATION

       Name_____________________________________________________________________
           _____________________________________________________________________
           _____________________________________________________________________
       Address _________________________________________________________________
       City_______________________________________State__________ Zip___________
       Phone # (day) (____)_____________ Phone # (evening) (___)________________

       __ Individual          __ UGMA/UTMA              __ Sole proprietor
       __ Joint tenant        __ Corporation            __ Trust
       __ Estate              __ Partnership            __ Other

       Date of trust ________________ Minor's state of residence _______________


  2    TAX I.D.

       Citizenship:    ___ U.S.   ___ Other (please specify):___________________


       Social security # ______-____-______ or  Tax identification______________

       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

  3    DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name______________________________________________________________
       Branch office address____________________________________________________
       City_______________________________________State__________ Zip___________
       Representative's name ___________________________________________________
       Representative's #___________________ Representative's phone_____________ Authorized signature of dealer __________________________________________

  4    INVESTMENTS

       A. Enclosed is my check ($1,000 minimum) for________ made payable to the appropriate fund. Please invest it in:

      ________________ Class A
      ________________ Class B
      ________________ Class C
      ________________ Class I shares ("*" Funds only) of the following fund(s):

         $ _____________ Ivy European Opportunities Fund*       $ _____________ Ivy International Fund II*
         $ _____________ Ivy Global Fund                        $ _____________ Ivy International Small Companies Fund*
         $ _____________ Ivy Global Natural Resources Fund      $ _____________ Ivy Pan-Europe Fund
         $ _____________ Ivy Global Science & Technology Fund*

       B. I qualify for a reduction or elimination of the sales charge due to the following privilege (applies only to Class A shares):

       ___ New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)
       ___ ROA with the account(s) listed below.
       ___ Existing Letter of Intent with the account(s) listed below.

           Fund name:                                   Fund name:
           ____________________________________         _________________________________

           Account #:                                   Account #:
           ____________________________________         _________________________________

       If establishing a Letter of Intent, you will need to purchase Class A shares over a 13-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

       _______ $50,000   _______ $100,000   _______ $250,000   _______ $500,000

       C. FOR DEALER USE ONLY

         Confirmed trade orders: ______________   ________________   __________
                                 Confirm Number   Number of Shares   Trade Date

  5    DISTRIBUTION OPTIONS

       I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. ___ Reinvest all dividends and capital gains into additional shares of the same class of a different Ivy fund account.

             Fund name: _______________________________________________________
             Account #: _______________________________________________________
      B. ___ Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or a different Ivy fund account.

             Fund name: _______________________________________________________
             Account #: _______________________________________________________
      C. ___ Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO:       _____ the address listed in the registration
                _____ the special payee listed in Section 7A (by mail)
                _____ the special payee listed in Section 7B (by EFT)

  6   OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      ___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $__________ for each time period indicated below and invest my bank proceeds into the following Ivy fund:

           Fund name:__________________________________________________________
           Share class:   __ Class A  __ Class B  __ Class C
           Account #: _________________________________________________________
        2. Debit my bank account:
           ___ Annually (on the ___ day of the month of___________________).
           ___ Semiannually (on the ___ day of the months of
               _______________and______________).
           ___ Quarterly (on the ___ day of the first/second/third
             month of each calendar quarter).               (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the ___ days
                       ___ 3 times per month on the ___ days
                       ___ 4 times per month on the ___ days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      ___ I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($50 minimum) $----- for each time period indicated below from the following Ivy Fund account:
             Fund name: ________________________________________________________

             Share class:  __ Class A  __ Class B  __ Class C

             Account #: ________________________________________________________

        2. Withdraw from my Ivy Fund account:
           ___ Annually (on the _____ day of the month of
               __________).
           ___ Semiannually (on the _____ day of the months of
              ______________ and ________________).
           ___ Quarterly (on the ____ day of the first/second/third
               month of each calendar quarter.                (CIRCLE ONE)
           ___ Monthly*___ once per month on the ____day
                       ___ twice per month on the ____ days
                       ___ 3 times per month on the ____ days
                       ___ 4 times per month on the ____ days

        3. I request the withdrawal proceeds be:
           ____ sent to the address listed in the registration
           ____ sent to the special payee listed in section 7A or 7B.
           ____ invested into additional shares of the same class of a different Ivy fund:

           Fund name:__________________________________________________________
           Account #: _________________________________________________________

      Note: A minimum balance of $5,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    ___ yes    ___ no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7     SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual ______________________________________________
      Account # (if applicable) _______________________________________________
      Street __________________________________________________________________
      City __________________________________________ State ________ Zip ______
      B. FED WIRE/EFT INFORMATION

      Financial institution ___________________________________________________
      ABA # ___________________________________________________________________
      Account # _______________________________________________________________
      Street __________________________________________________________________
      City _________________________________________ State _________ Zip ______
                           (PLEASE ATTACH A VOIDED CHECK.)

  8   SIGNATURES

          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      __________________________________________   _____________________________
      Signature of Owner, Custodian, Trustee or    Date
      Corporate Officer

      __________________________________________   _____________________________
      Signature of Joint Owner, Co-Trustee or      Date
      Corporate Officer

                                                   DETACH ON PERFORATION TO MAIL

                          (Remember to sign Section 8)

                   * Symbol not assigned as of this printing.

--------------------------------------------------------------------------------
     -- QUOTRON SYMBOLS AND CUSIP NUMBERS

------------------------------------------------------------------------------------------------
                        FUND                               SYMBOL                CUSIP
------------------------------------------------------------------------------------------------
Ivy European Opportunities Fund - Class A                    *                 465898815
Ivy European Opportunities Fund - Class B                    *                 465898823
Ivy European Opportunities Fund - Class C                    *                 465898831
Ivy European Opportunities Fund - Class I                    *                 465898849

Ivy Global Fund - Class A                                  MCGLX               465897742
Ivy Global Fund - Class B                                  IVGBX               465897734
Ivy Global Fund - Class C                                  IVGCX               465897593

Ivy Global Natural Resources Fund - Class A                IGNAX               465897429
Ivy Global Natural Resources Fund - Class B                IGNBX               465897411
Ivy Global Natural Resources Fund - Class C                IGNCX               465897395

Ivy Global Science & Technology Fund - Class A             IVTAX               465897544
Ivy Global Science & Technology Fund - Class B             IVTBX               465897536
Ivy Global Science & Technology Fund - Class C             IVTCX               465897528
Ivy Global Science & Technology Fund - Class I             IVSIX               465897510

Ivy International Fund II - Class A                        IVIAX               465897353
Ivy International Fund II - Class B                        IIFBX               465897346
Ivy International Fund II - Class C                        IVIFX               465897338
Ivy International Fund II - Class I                          *                 465897320

Ivy International Small Companies Fund - Class A           IYSAX               465897460
Ivy International Small Companies Fund - Class B           IYSBX               465897452
Ivy International Small Companies Fund - Class C           IYSCX               465897445
Ivy International Small Companies Fund - Class I           IYSIX               465897437

Ivy Pan-Europe Fund - Class A                                *                 465897387
Ivy Pan-Europe Fund - Class B                                *                 465897379
Ivy Pan-Europe Fund - Class C                                *                 465897361
------------------------------------------------------------------------------------------------

(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS

         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated May 3, 1999 (the "SAI"), which is incorporated by reference into this Prospectus, and the Funds' annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its most recent fiscal year. The SAI and the Funds' annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number.

         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway
         Boca Raton, FL 33432
         800.456.5111

         Information about the Funds (including the SAI and the annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Information about the Funds is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

         Investment Company Act File No. 811-1028


          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472.
             www.ivymackenzie.com
             E-mail:
             invest@ivymackenzie.com

01INTLX0499

[Ivy Funds Logo]

                                                    This is your prospectus from

                                                    IVY MACKENZIE
                                                    DISTRIBUTORS, INC.
                                                    Via Mizner Financial Plaza
                                                    700 South Federal Highway
                                                    Boca Raton, Florida 33432
                                                    800.456.5111


    May 3, 1999    INTERNATIONAL EQUITY FUNDS ADVISOR CLASS SHARES

    IVY EUROPEAN OPPORTUNITIES FUND
    IVY GLOBAL FUND
    IVY GLOBAL NATURAL RESOURCES FUND
    IVY GLOBAL SCIENCE & TECHNOLOGY FUND
    IVY INTERNATIONAL FUND II
    IVY INTERNATIONAL SMALL COMPANIES FUND
    IVY PAN-EUROPE FUND


               Ivy Fund is a registered open-end investment company consisting of nineteen separate portfolios. This Prospectus relates to the Advisor Class shares of the seven funds listed above (the "Funds"). The Funds also offer Class A, Class B and Class C shares (and Class I shares in the case of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies
               Fund), which are described in a separate prospectus.


               The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


-- CONTENTS

  2 Ivy European Opportunities Fund

  4 Ivy Global Fund

  6 Ivy Global Natural Resources Fund

  8 Ivy Global Science & Technology
    Fund

 10 Ivy International Fund II

 12 Ivy International Small Companies
    Fund

 14 Ivy Pan-Europe Fund

 16 Additional information
    about investment strategies
    and risks

 20 Management

 23 Shareholder information

 27 Financial highlights
 29 Account application



                          OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                          James W. Broadfoot, Vice President
                          C. William Ferris, Secretary/Treasurer
                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                           AUDITORS
                          Brown Brothers Harriman & Co.       PricewaterhouseCoopers LLP
                          Boston, Massachusetts               Fort Lauderdale, Florida
                          TRANSFER AGENT                      INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.        Ivy Management, Inc.
                          PO Box 3022                         700 South Federal Highway
                          Boca Raton, Florida 33431-0922      Boca Raton, Florida 33432
                          800.777.6472                        800.456.5111


                                                                [Mackenzie Logo]

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY EUROPEAN
OPPORTUNITIES FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities of European companies, which may include:

- companies operating in Europe's emerging markets;
- small-capitalization companies in the more developed markets of Europe; and
- large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies or those providing exceptional value).

The Fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds).

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long term earnings growth.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

SMALL AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.

INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment, even where "management risk" is not a factor.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     EURO CONVERSION RISK: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.
     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE INFORMATION

     The Fund commenced operations on April 30, 1999, therefore no information is available.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load) (as
a percentage of purchase price)..........    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   0.95%
Total annual Fund operating expenses*....   1.95%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-------------
YEAR
-------------
1st    $198
3rd     726

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
GLOBAL
FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of companies in at least three different countries, including the United States.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund's management team uses a disciplined value approach while looking for investment opportunities around the world. The Fund is expected to have some emerging markets exposure in an attempt to achieve higher returns over the long term.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

Since the Fund may invest a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange rate regime or monetary policy;
- unusually large currency fluctuations and currency conversion costs; and
- high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on April 18, 1991 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.
     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES                     December 31
      -------------------------------------------------------------

                                             CLASS A SHARES
                                             --------------
      '92                                          2.74%
      '93                                         29.63%
      '94                                          -4.6%
      '95                                         12.08%
      '96                                         16.21%
      '97                                         -8.72%
      '98                                          8.59%

     Best quarter Q4 '98: 24.15%
     Worst quarter Q3 '98: (20.47%)

      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1998
      ------------------------------------------------------------------------------------

                                                                                          MSCI
                                                                               --------------------------
                                                                               WORLD     EAFE      EMF
                                                                    CLASS A    INDEX    INDEX     INDEX
      ---------------------------------------------------------------------------------------------------
      Past year...................................................   8.59%     24.34%   20.00%   (25.34%)
      Past 5 years................................................   4.26%     15.68%    9.19%    (9.27%)
      Since inception*............................................   7.61%     13.03%    8.44%      5.10%

     *Index performance is calculated from April 30, 1991.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------


Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)....................................     none
Maximum deferred sales charge (load) (as a
percentage of purchase price).............     none
Maximum sales charge (load) imposed on
reinvested dividends......................     none
Redemption fee*...........................     none
Exchange fee..............................     none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------


Management fees*.........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   1.11%
Total annual Fund operating expenses.....   2.11%
Expenses reimbursed**....................   0.36%
Net Fund operating expenses**............   1.75%

 *Management fees are reduced to 0.75% for net assets over $500 million.
**The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  178
3rd          666
5th        1,180
10th       2,593

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY GLOBAL
NATURAL
RESOURCES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities.

The Fund's manager seeks to maximize the Fund's returns by seeking out natural resources companies of any size with strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. For these purposes, "natural resources" generally include:
- precious metals (such as gold, silver and platinum);
- ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
- strategic metals (such as uranium and titanium);
- fossil fuels and chemicals;
- forest products and agricultural commodities; and
- undeveloped real property.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:
MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.
SMALL AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies. NATURAL RESOURCES AND PHYSICAL COMMODITIES RISK: Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including:
- price fluctuations caused by real and perceived inflationary trends and political developments; and
- the costs assumed by natural resource companies in complying with environmental and safety regulations.

Investing in physical commodities, such as gold, exposes the Fund to other risk considerations, such as:
- potentially severe price fluctuations over short periods of time;
- storage costs that can exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.
INDUSTRY-CONCENTRATION RISK: Since the Fund can invest a significant portion of its assets in securities of companies engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.
FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.
     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES                       December 31
      -------------------------------------------------------------

     [CHART]

                                               CLASS A SHARES
                                               --------------
      '97                                            6.95%
      '98                                          -29.35%

     Best quarter Q3 '97: 19.66%
     Worst quarter Q4 '97: (23.28%)

      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1998
      ------------------------------------------------------------------------------------

                                                                                 MSCI
                                                                              COMMODITY-
                                                                               RELATED
                                                                    CLASS A     INDEX
      ----------------------------------------------------------------------------------
      Past year...................................................  (29.35%)   (14.61%)
      Since inception.............................................  (13.11%)    (9.65%)

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              fees paid directly from
SHAREHOLDER FEES                                              your investment
-------------------------------------------------------------------------------------


Maximum sales charge (load) imposed on purchases (as a
percentage of offering
price)......................................................    none
Maximum deferred sales charge (load) (as a percentage of
purchase price).............................................    none
Maximum sales charge (load) imposed on reinvested
dividends...................................................    none
Redemption fee*.............................................    none
Exchange fee................................................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   4.50%
Total annual Fund operating expenses.....   5.50%
Expenses reimbursed*.....................   3.53%
Net Fund operating expenses*.............   1.97%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  200
3rd          732
5th        1,291
10th       2,814

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY GLOBAL
SCIENCE & TECHNOLOGY
FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.

Industries that are likely to be represented in the Fund's portfolio holdings include:
- internet;
- computers and peripheral products;
- software;
- electronic components and systems; and
- telecommunications, media and information services.

The Fund's management team believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high returns.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

SMALL AND MEDIUM-SIZED COMPANY RISK: Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller-companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

INDUSTRY-CONCENTRATION RISK: Since the Fund focuses its investments in securities of companies engaged in the science and technology industries, the Fund could experience wider fluctuations in value than funds with more diversified portfolios. For example, rapid advances in these industries tend to cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to government regulations and approval processes that may affect their overall profitability and cause their stock prices to be more volatile.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on July 22, 1996 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.
     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES                       December 31
      -------------------------------------------------------------

        (CHART)

                                               CLASS A SHARES
                                               --------------
      '97                                            6.53%
      '98                                           35.26%

     Best quarter Q4 '98: 39.16%

     Worst quarter Q1 '97: (19.15%)

AVERAGE ANNUAL                                                for the periods ending
TOTAL RETURNS                                                 December 31, 1998
------------------------------------------------------------------------------------

                                                                          RUSSELL 2000
                                                                           TECHNOLOGY
                                                               CLASS A       INDEX
--------------------------------------------------------------------------------------
Past year...................................................    35.26%       20.57%
Since inception*............................................    42.30%       15.12%

     *Index performance is calculated from July 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load) (as
a percentage of purchase price...........    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   1.18%
Total annual Fund operating expenses.....   2.18%

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------
YEAR
------------------
1st        $  221
3rd           682
5th         1,169
10th        2,513

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL FUND II
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
INTERNATIONAL
FUND II

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests at least 65% of its assets in equity securities principally traded in European, Pacific Basin and Latin American markets.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

The Fund's manager uses a disciplined value approach while looking for investment opportunities around the world.
-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on May 13, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                      for the year ending
      FOR CLASS A SHARES                        December 31
      -------------------------------------------------------------

     [CHART]

                                                CLASS A SHARES
                                                --------------
      '98                                            6.63%

     Best quarter Q4 '98: 16.49%
     Worst quarter Q3 '98: (18.29%)

      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1998
      ------------------------------------------------------------------------------------

                                                                                            MORNINGSTAR       LIPPER
                                                                                           CATEGORY FOR    CATEGORY FOR
                                                                               MSCI EAFE   INTERNATIONAL   INTERNATIONAL
                                                                    CLASS A      INDEX      STOCK FUNDS     STOCK FUNDS
      ------------------------------------------------------------------------------------------------------------------
      Past year...................................................    6.63%     20.00%        12.26%          13.02%
      Since inception*............................................   (2.68%)     9.40%         5.88%           6.43%

     *MSCI EAFE Index performance is calculated from May 30, 1997. Morningstar performance is calculated from June 1, 1997. Lipper performance is calculated from May 15, 1997.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------


Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)....................................     none
Maximum deferred sales charge (load) (as a
percentage of purchase price).............     none
Maximum sales charge (load) imposed on
reinvested dividends......................     none
Redemption fee*...........................     none
Exchange fee..............................     none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------


Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   0.45%
Total annual Fund operating expenses.....   1.45%
Expenses reimbursed*.....................   0.13%
Net Fund operating expenses*.............   1.32%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.50% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  134
3rd          628
5th        1,149
10th       2,579

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
INTERNATIONAL
SMALL COMPANIES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the common stock of foreign issuers having total market capitalization of less than $1 billion.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund is managed by a team that focuses on both value and growth factors.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

SMALL COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since they tend to be thinly traded and because the companies are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES                       December 31
      -------------------------------------------------------------

      [CHART]

                                               CLASS A SHARES
                                               --------------
      '97                                          -12.52%
      '98                                            5.24%

     Best quarter Q1 '98: 17.44%

     Worst quarter Q3 '98: (14.96%)

      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1998
      ------------------------------------------------------------------------------------

                                                                                HSBC JAMES
                                                                               CAPEL WORLD
                                                                              (EX-US) SMALL
                                                                    CLASS A   COMPANY INDEX
      --------------------------------------------------------------------------------------
      Past year...................................................    5.24%         3.31%
      Since inception.............................................   (4.06%)       (5.13%)

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              fees paid directly from
SHAREHOLDER FEES                                              your investment
-------------------------------------------------------------------------------------


Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)...............................    none
Maximum deferred sales charge (load)(as a percentage of
purchase price).............................................    none
Maximum sales charge (load) imposed on reinvested
dividends...................................................    none
Redemption fee*.............................................    none
Exchange fee................................................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------


Management fees.........................   1.00%
Distribution and/or service (12b-1)
fees....................................    none
Other expenses..........................   4.88%
Total annual Fund operating expenses....   5.88%
Expenses reimbursed*....................   3.91%
Net Fund operating expenses*............   1.97%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE:
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  200
3rd          731
5th        1,289
10th       2,810

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
PAN-EUROPE
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of large and medium-sized European companies.

The Fund's management team uses a disciplined value approach while looking for investment opportunities around the world.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Common stock represents a proportionate ownership interest in a company. The market value of common stock can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's stock portfolio is not performing as well as expected.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

EURO CONVERSION RISKS: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put in circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on May 13, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.
     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                      for the year ending
      FOR CLASS A SHARES                        December 31
      -------------------------------------------------------------

     (CHART)

                                                                            CLASS A SHARES
                                                                            --------------
'97                                                                             5.54%
'98                                                                             6.72%

     Best quarter Q1 '98: 17.61%

     Worst quarter Q3 '98: (21.25%)

      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1998
      ------------------------------------------------------------------------------------

                                                                                             MORNINGSTAR
                                                                               MSCI EUROPE   EUROPE STOCK
                                                                    CLASS A       INDEX        UNIVERSE
      ---------------------------------------------------------------------------------------------------
      Past year...................................................   6.72%        24.50%        18.97%
      Since inception*............................................   7.55%        23.66%        17.10%

     *MSCI Europe Index performance is calculated from May 30, 1997. Morningstar performance is calculated from June 1, 1997.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load)(as a
percentage of purchase price)............    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   4.48%
Total annual Fund operating expenses.....   5.48%
Expenses reimbursed*.....................   3.37%
Net Fund operating expenses*.............   2.11%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  214
3rd          774
5th        1,360
10th       2,950

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ABOUT INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES

IVY EUROPEAN OPPORTUNITIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a "bottom-up" approach to investing, which focuses on prospects for long-term earnings growth. Company selection is generally based on an analysis of a wide range of indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company-selection process.

IVY GLOBAL FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund invests in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area, and normally invests its assets in at least three different countries (including the United States). Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY GLOBAL NATURAL RESOURCES FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities (or that supply goods and services to such companies). The Fund's manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class. Typically the Fund's top 50 investments comprise more than 80% of the Fund's assets.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. Industries likely to be represented in the Fund's overall portfolio holdings include internet, computers and peripheral products, software, electronic components and systems, telecommunications, and media and information services. Rapid advances in these industries in recent years have stimulated unprecedented growth. While this is no guarantee of future performance, the Fund's management team believes that these industries offer substantial opportunities for long-term capital appreciation. The Fund intends to invest its assets in at least three different countries, but may at any given time have a substantial portion of its assets invested in the United States.

IVY INTERNATIONAL FUND II: The Fund seeks to achieve its principal objective of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's manager considers in selecting particular countries include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the foreign stock markets, focusing on issuers that are valued at less than $1 billion across a wide range of geographic, economic and industry sectors. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY PAN-EUROPE FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and that cover a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets outside of Europe. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption.

OTHER RISKS: The table on the following page identifies the investment techniques that each Fund's advisor considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Following the table is a description of the general risk characteristics of these investment techniques. Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

Additional Information (see back cover page for information on how you can receive a free copy).

-----------------------------------------------------------------------
INVESTMENT
TECHNIQUE:             IEOF   IGF   IGNRF   IGSTF   IIF2   IISCF   IPEF
-----------------------------------------------------------------------
Common stocks........   X      X      X       X      X       X      X
Debt securities......   X
Low-rated debt
securities...........   X
Foreign securities...   X      X      X       X      X       X      X
Emerging markets.....   X      X      X       X      X       X      X
Foreign currencies...   X      X      X       X      X       X      X
Depository receipts..   X      X      X       X      X       X      X
Derivatives..........          X                     X
Illiquid
securities...........   X      X      X       X      X       X      X
Precious metals......                 X
Borrowing............   X      X      X       X      X       X      X
Temporary defensive
positions............   X      X      X       X      X       X      X

RISK CHARACTERISTICS:
- COMMON STOCKS: Common stocks represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

- DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the debt instruments it holds in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

- LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets. Many of the Funds' securities also are denominated in foreign currencies and the value of each Fund's investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:
 - securities that are even less liquid and more volatile than those in more developed foreign countries;

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
 - increased settlement delays;
 - unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
 - unusually large currency fluctuations and currency conversion costs; and
 - high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- DEPOSITORY RECEIPTS: Interests in foreign issuers may be acquired in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. The investing Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- DERIVATIVE INVESTMENT TECHNIQUES: A Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques a Fund might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.

  Using put and call options could cause a Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

  Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, a Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

  Foreign currency transactions (such as forward foreign currency contracts) can cause investment losses in a variety of ways. For example, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

- ILLIQUID SECURITIES: "Illiquid securities" are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the investing fund has valued the assets. These may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

  offer the potential for higher returns than more readily marketable securities, there is a risk that the investing fund will not be able to dispose of them promptly at an acceptable price.

- PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Ivy Global Natural Resources Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

- BORROWING: For temporary or emergency purposes, Ivy Global Fund, Ivy Global Science & Technology Fund and Ivy International Fund II may borrow up to 10% of the value of its total assets from qualified banks. Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund and Ivy Pan-Europe Fund may borrow up to one third of the value of their total assets from qualified banks, but (with the exception of Ivy European Opportunities Fund) will not buy securities whenever its outstanding borrowings exceed 10% of the value of its total assets. Borrowing may exaggerate the effect on a Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

- TEMPORARY DEFENSIVE POSITIONS: A Fund may occasionally take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective. Its exposure to the risks associated with debt securities would also be heightened (see "Debt Securities, in General" on page 18).

-- OTHER IMPORTANT INFORMATION

EUROPEAN MONETARY UNION: The Funds may have investments in Europe. On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, a Fund could experience investment losses.

YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the year 2000 readiness of the issuers of the securities that the Funds may purchase is also taken into consideration during the investment decision-making process (though such information may not be readily available, particularly in non-U.S. countries, and may be limited to public filings or statements from company representatives that are not independently verifiable).

The Funds' managers believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause a Fund to lose money).

MANAGEMENT

-- INVESTMENT ADVISOR
Ivy Management, Inc.("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432

IMI provides business management services to the Funds and investment advisory to all Funds other than Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and provides similar services to the other twelve series of Ivy

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund. For the Funds' fiscal year ending December 31, 1998, the Funds (other than Ivy European Opportunities Fund) each paid IMI a fee that was equal to 1.00% of the Funds' respective average net assets. Ivy European Opportunities Fund will pay IMI a fee equal to 1.00% of the Fund's average net assets.

Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets. As of February 1, 1999, Henderson also serves as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 30 years, and has over $17.8 billion in assets under management. For the Fund's fiscal year ending December 31, 1998, the Fund paid to MFC an aggregate fee equal to 0.50% of the Fund's average net assets.

-- PORTFOLIO MANAGEMENT

IVY EUROPEAN OPPORTUNITIES FUND: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for selecting the Fund's portfolio of investments. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 24 years of investment experience.

IVY GLOBAL FUND: Barbara Trebbi, a Senior Vice President of IMI, manages the foreign portion of the Fund's portfolio. She is also Managing Director of International Equities and a member of the Ivy international portfolio management team. Ms. Trebbi joined IMI in 1988 and has 11 years of professional investment experience. She is a Chartered Financial Analyst and holds a graduate diploma from the London School of Economics. Paul P. Baran, a Senior Vice President of IMI, manages the domestic portion of the Fund's portfolio. Before joining IMI, Mr. Baran was Senior Vice President/Chief Investment Officer of Central Fidelity National Bank. He has 24 years of professional investment experience and is a Chartered Financial Analyst. He has an MBA from Wayne State University.

IVY GLOBAL NATURAL RESOURCES FUND: Frederick Sturm, a Senior Vice President of MFC, has managed the Fund since its inception. Mr. Sturm joined MFC in 1983 and has 14 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund is managed by IMI's Global Technology Team. James W. Broadfoot, President of IMI and a Vice President of Ivy Fund, is the Team's lead manager. Before joining IMI in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has over 25 years of professional investment experience, holds an MBA from the Wharton School of Business and is a Chartered Financial Analyst.

IVY INTERNATIONAL FUND II: Barbara Trebbi, a Senior Vice President of IMI, has managed the Fund since its inception. She is also Managing Director of International Equities and a member of the Ivy international portfolio management team. Ms. Trebbi joined IMI in 1988 and has 11 years of professional investment experience. She is a Chartered Financial Analyst and holds a graduate diploma from the London School of Economics.

Ms. Trebbi is supported by a team of research analysts who are responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund is managed using a team approach. IMI's international equity team is comprised of investment professionals and is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.

IVY PAN-EUROPE FUND: The Fund is managed by a team of investment professionals that is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER
INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that
is listed or traded on a
recognized stock exchange is
valued at the security's last sale price on the exchange on which it was purchased.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, however, there may be some period of time during which a Fund's share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES
Please read these sections below carefully before investing.

Advisor Class shares are offered through this Prospectus only to the following investors:
- trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
- any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;
- officers and Trustees of the Ivy Fund (and their relatives);
- directors or employees of Mackenzie Investment Management Inc. or its affiliates;
- directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person.)

The following investment minimums, sales charges and expenses apply.

--------------------------------------------------
Minimum initial investment*..............  $10,000
Minimum subsequent investment*...........     $250
Initial sales charge.....................     none
CDSC.....................................     none
Service and distribution fees............     none

*Minimum initial and subsequent investments for retirement plans are $25.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

Fund in which you wish to invest. You should note on the check that you wish to invest in Advisor Class shares (see page 23 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  P.O. Box 3022
  Boca Raton, FL 33431-0922

-BY COURIER:

 Ivy Mackenzie Services Corp.
 700 South Federal Hwy.
 Boca Raton, FL 33432-6114

-- BUYING ADDITIONAL SHARES
There are several ways to increase your investment in a Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:
    First Union National Bank of Florida
    Jacksonville, FL
    ABA #063000021
    Account #2090002063833
    For further credit to:
    Your Account Registration
    Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 6B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL: Send your written redemption request to IMSC at one of the addresses at left. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

IMPORTANT REDEMPTION INFORMATION:
- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information").

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:

- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 24 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain Funds) or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a sales charge regardless of which share class you own.
- Cash dividends and distributions can be sent to you:

- BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

- BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Funds under applicable state or local law.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund's financial performance and reflects results for a single Fund share.
Ivy European Opportunities Fund commenced operations on April 30, 1999, and as of December 31, 1998 Ivy Global Natural Resources Fund and Ivy
International Small Companies Fund had not issued any Advisor Class shares. Accordingly, no financial information is presented for these Funds. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in its Annual Report to shareholders (which is available upon request).

--------------------------------------------------------------------------------

IVY GLOBAL FUND                                                        ADVISOR CLASS
                                                                 -------------------------
                                                                      for the period
                                                                      April 30, 1998
                                                                      (Commencement)
                                                                      to December 31,
------------------------------------------------------------------------------------------
                                                                           1998
SELECTED PER SHARE DATA                                          -------------------------
Net asset value, beginning of period.......................               $ 13.26
                                                                 -------------------------
  Loss from investment operations
  Net investment income (a)................................                   .05
  Net gains or losses on securities (both realized and
    unrealized)............................................                 (1.41)
                                                                 -------------------------
  Total from investment operations.........................                 (1.36)
                                                                 -------------------------
  Less distributions
  Distributions from capital gains.........................                   .54
                                                                 -------------------------
    Total distributions....................................                   .54
                                                                 -------------------------
Net asset value, end of period.............................               $ 11.36
                                                                 =========================
Total return (%)(b)........................................                (10.19)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................               $   321
Ratio of expenses to average net assets
  With expense reimbursement (%)(c)........................                  1.75
  Without expense reimbursement (%)(c).....................                  2.11
Ratio of net investment income to average net assets
  (%)(a)(c)................................................                   .59
Portfolio turnover rate (%)................................                    17

                                                   (a) Net investment
                                                   income is net of
                                                   expenses reimbursed by
                                                   Manager.
                                                   (b) Total return repre-
                                                   sents aggregate total
                                                   return and does not
                                                   reflect a sales charge.
                                                   (c) Annualized

--------------------------------------------------------------------------------

                                                                       ADVISOR CLASS
IVY GLOBAL SCIENCE &                                             -------------------------
TECHNOLOGY FUND                                                       FOR THE PERIOD
                                                                      April 15, 1998
                                                                      (Commencement)
                                                                      to December 31,
------------------------------------------------------------------------------------------
                                                                           1998
SELECTED PER SHARE DATA                                          -------------------------
Net asset value, beginning of period.......................               $20.19
                                                                 -------------------------
  Income from investment operations
  Net investment loss (c)..................................                 (.20)
  Net gains or losses on securities (both realized and
    unrealized)(c).........................................                 3.63
                                                                 -------------------------
  Total from investment operations.........................                 3.43
                                                                 -------------------------
Net asset value, end of period.............................               $23.62
                                                                 =========================
Total return (%)(a)........................................                16.99
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................               $   15
Ratio of expenses to average net assets
  Without expense reimbursement (%)(b).....................                 2.18
Ratio of net investment loss to average net assets
  (%)(b)...................................................                (1.91)
Portfolio turnover rate (%)................................                   73

                                                   (a) Total return repre-
                                                   sents aggregate total
                                                   return and does not
                                                   reflect a sales charge.
                                                   (b) Annualized
                                                   (c) Based on average
                                                   shares outstanding.

28

[IVY LEAF LOGO]
--------------------------------------------------------------------------------

IVY INTERNATIONAL FUND II                                              ADVISOR CLASS
                                                                 -------------------------
                                                                      for the period
                                                                     February 23, 1998
                                                                      (Commencement)
                                                                      to December 31,
------------------------------------------------------------------------------------------
                                                                           1998
SELECTED PER SHARE DATA                                          -------------------------
Net asset value, beginning of period.......................                $9.63
                                                                 -------------------------
  Loss from investment operations
  Net investment income (a)................................                  .11
  Net gains or losses on securities (both realized and
    unrealized)............................................                 (.13)
                                                                 -------------------------
  Total from investment operations.........................                 (.02)
                                                                 -------------------------
  Less distributions
  Dividends from net investment income.....................                  .11
  Distributions from capital gains.........................                  .02
                                                                 -------------------------
    Total distributions....................................                  .13
                                                                 -------------------------
Net asset value, end of period.............................                $9.48
                                                                 =========================
Total return (%)(b)........................................                 (.15)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................                $ 510
Ratio of expenses to average net assets
  With expense reimbursement (%)(c)........................                 1.32
  Without expense reimbursement (%)(c).....................                 1.45
Ratio of net investment income to average net assets
  (%)(a)(c)................................................                 1.23
Portfolio turnover rate (%)................................                   16

                                                   (a) Net investment
                                                   income is net of expenses
                                                   reimbursed by manager.
                                                   (b) Total return represents
                                                   aggregate total return and
                                                   does not reflect a sales
                                                   charge.
                                                   (c) Annualized

--------------------------------------------------------------------------------

IVY PAN-EUROPE FUND                                                    ADVISOR CLASS
                                                                 -------------------------
                                                                      for the period
                                                                      March 23, 1998
                                                                      (Commencement)
                                                                      to December 31,
------------------------------------------------------------------------------------------
                                                                           1998
SELECTED PER SHARE DATA                                          -------------------------
Net asset value, beginning of period.......................               $12.31
                                                                 -------------------------
  Loss from investment operations
  Net investment loss (a)(e)...............................                 (.01)
  Net gains or losses on securities (both realized and
    unrealized)(e).........................................                (1.02)
                                                                 -------------------------
  Total from investment operations.........................                (1.03)
                                                                 -------------------------
Net asset value, end of period.............................               $11.28
                                                                 =========================
Total return (%)(b)........................................                (8.37)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................               $   65
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)(c)........................                 2.41
  Without expense reimbursement (%)(c).....................                 5.78
Ratio of net investment loss to average net assets
  (%)(a)(c)................................................                 (.04)
Portfolio turnover rate (%)................................                   25

                                                   (a) Net investment
                                                   loss is net of expenses
                                                   reimbursed by Manager.
                                                   (b) Total return represents
                                                   aggregate total return and
                                                   does not reflect a sales
                                                   charge.
                                                   (c) Annualized
                                                   (d) Total expenses include
                                                   fees paid indirectly, if any,
                                                   through an expense offset
                                                   arrangement.
                                                   (e) Based on average shares
                                                   outstanding.

                                                     Account
                                                     Application

                                                     FUND USE ONLY
                                                     Account Number
                                                     Dealer/Branch/Rep
                                                     Account Type/Soc Cd

[IVY FUNDS LOGO]

       Please mail applications and checks to:  USE FOR
       ADVISOR
       Ivy Mackenzie Services Corp.,         CLASS ONLY
       P.O. Box 3022, Boca Raton, Florida 33431-0922
       This application should not be used for
       retirement accounts for which Ivy Fund (IBT) is
       custodian.
  1     REGISTRATION

       Name -------------------------
            -------------------------
            -------------------------

       Address -------------------------
       City ----------   State ---------- Zip -------
       Phone # (day) (     )
              --------------------------------------------
       Phone # (evening) (     )
              --------------------------------------------

         -- Individual          -- UGMA/UTMA              -- Sole proprietor
         -- Joint tenant        -- Corporation            -- Trust
         -- Estate              -- Partnership            -- Other
                                                          ------------------------------------
         Date of trust ---------------------------------  Minor's state of residence ---------------

  2     TAX I.D.

         Citizenship:     -- U.S.     -- Other (please specify): ----------

       Social security # ----   or   Tax identification # ----

       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding.
       (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

  3     DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name -----------------------------------

       Branch office address -------------------------
       City ----------   State ---------- Zip -------
       Representative's
       name ------------------------------------------------------------------
       Representative's # -----Representative's phone # -----
       Authorized signature of
       dealer -----------------------------------------------------------------

  4     INVESTMENTS

       A. Enclosed is my check ($10,000 minimum) for $ ---------- made payable to the appropriate fund.
          Please invest it in Advisor Class shares of the following fund(s):

         $ --------------- Ivy European Opportunities Fund      $ --------------- Ivy International Fund II
         $ --------------- Ivy Global Fund                      $ --------------- Ivy International Small Companies
         $ --------------- Ivy Global Natural Resources Fund    Fund
         $ --------------- Ivy Global Science & Technology      $ --------------- Ivy Pan-Europe Fund
         Fund

       B. FOR DEALER USE ONLY

         Confirmed trade orders:   ------------------   ------------------   ------------------
                                     Confirm Number      Number of Shares        Trade Date

  5     DISTRIBUTION OPTIONS

      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. --- Reinvest all dividends and capital gains into additional shares of a different Ivy fund account.

             Fund name: --------------------
             Account #: --------------------
      B. --- Pay all dividends in cash and reinvest capital gains into additional shares in this account or a different Ivy fund account.

             Fund name: --------------------
             Account #: --------------------
      C. --- Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO: ----- the address listed in the registration
                ----- the special payee listed in Section 7A (by mail)
                ----- the special payee listed in Section 7B (by EFT)

  6     OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      --- I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $ ---------------- for each time period indicated below and invest my bank proceeds in Advisor Class shares of the following Ivy fund:

           Fund name: --------------------
           Account #: --------------------
        2. Debit my bank account:
           --- Annually (on the --- day of the month of
           -----------------------).
           --- Semiannually (on the --- day of the months of
             --- and ---).
           --- Quarterly (on the --- day of the first/second/third
             month of each calendar quarter).               (CIRCLE ONE)
           --- Monthly*--- once per month on the --- day
                     --- twice per month on the ----- days
                     --- 3 times per month on the ----- days
                     --- 4 times per month on the ----- days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      --- I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($250 minimum) $----- for each time period indicated below from the following Ivy Fund account:
             Fund name: --------------------

             Account #: --------------------

        2. Withdraw from my Ivy Fund account:
           --- Annually (on the ----- day of the month of
             ----------).
           ---Semiannually (on the ----- day of the months of
             ----- and -----).
           --- Quarterly (on the ----- day of the first/second/third
             month of each calendar quarter.                (CIRCLE ONE)
           --- Monthly*--- once per month on the --- day
                     --- twice per month on the ----- days
                     --- 3 times per month on the ----- days
                     --- 4 times per month on the ----- days

        3. I request the withdrawal proceeds be:
           --- sent to the address listed in the registration
           --- sent to the special payee listed in section 7A or 7B. --- invested into additional Advisor Class shares of a different Ivy Fund:

             Fund name: --------------------

             Account #: --------------------
      Note: A minimum balance of $10,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    --- yes    --- no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    --- yes    --- no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    --- yes    --- no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7     SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual ----------
      Account # (if applicable) ----------
      Street ----------
      City ----------                    State -----                   Zip -----
      B. FED WIRE/EFT INFORMATION

      Financial institution ----------
      ABA # ----------
      Account # ----------
      Street ----------
      City ----------                    State -----                   Zip -----
                           (PLEASE ATTACH A VOIDED CHECK.)

  8     SIGNATURES

          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      ---------------------------------------- --------------------
      Signature of Owner, Custodian, Trustee or                  Date
      Corporate Officer

      ---------------------------------------- --------------------
      Signature of Joint Owner, Co-Trustee or                    Date
      Corporate Officer

                          (Remember to sign Section 8)

                                                   DETACH ON PERFORATION TO MAIL

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-- QUOTRON SYMBOLS AND CUSIP NUMBERS

   -------------------------------------------------------------------------------------------------------
                           FUND                                    SYMBOL                   CUSIP
   -------------------------------------------------------------------------------------------------------
   Ivy European Opportunities Fund - Advisor Class                   *                    465898856

   Ivy Global Fund - Advisor Class                                   *                    465897239

   Ivy Global Natural Resources Fund - Advisor Class                 *                    465897221

   Ivy Global Science & Technology Fund - Advisor Class              *                    465897213

   Ivy International Fund II - Advisor Class                         *                    465897197

   Ivy International Small Companies Fund - Advisor
   Class                                                             *                    465897189

   Ivy Pan-Europe Fund - Advisor Class                               *                    465897155
   -------------------------------------------------------------------------------------------------------
   * Symbol not assigned as of this printing

(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS

         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated May 3, 1999 (the "SAI"), which is incorporated by reference into this Prospectus, and each Fund's annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number.

         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway
         Boca Raton, FL 33432
         800.456.5111

         Information about the Funds (including the SAI and annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Information about the Funds is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

         Investment Company Act File No. 811-1028

01INTLADV0499
          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472.
             www.ivymackenzie.com
             E-mail:
             invest@ivymackenzie.com

 Ivy Funds Logo                                     This is your prospectus from

                                                    IVY MACKENZIE
                                                    DISTRIBUTORS, INC.
                                                    Via Mizner Financial Plaza
                                                    700 South Federal Highway
                                                    Boca Raton, Florida 33432
                                                    800.456.5111


         May 3, 1999    FIXED INCOME FUNDS

    IVY BOND FUND
    IVY INTERNATIONAL STRATEGIC BOND FUND
    IVY MONEY MARKET FUND


    Ivy Fund is a registered open-end investment company consisting of nineteen separate portfolios. This Prospectus relates to the Class A, Class B and Class C shares of the three funds listed above (the "Funds"), and the Class I shares of Ivy Bond Fund and Ivy International Strategic Bond Fund. These two Funds also offer Advisor Class shares, which are described in a separate prospectus.

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

    Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

-- CONTENTS

  2 Ivy Bond Fund

  4 Ivy International
    Strategic Bond Fund

  6 Ivy Money Market Fund

  8 Additional information
    about investment strategies
    and risks

 12 Management

 13 Shareholder information

 20 Financial highlights

 25 Account application

                          OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                          James W. Broadfoot, Vice President
                          C. William Ferris, Secretary/Treasurer

                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                           AUDITORS
                          Brown Brothers Harriman & Co.       PricewaterhouseCoopers LLP
                          Boston, Massachusetts               Fort Lauderdale, Florida
                          TRANSFER AGENT                      INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.        Ivy Management, Inc.
                          PO Box 3022                         700 South Federal Highway
                          Boca Raton, Florida 33431-0922      Boca Raton, Florida 33432
                          800.777.6472                        800.456.5111

                                                                  Mackenzie Logo

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY BOND FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
BOND
FUND

-- INVESTMENT OBJECTIVE
The Fund seeks a high level of current income.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in bonds rated in the four highest rating categories used by Moody's and S&P and similar investment grade fixed income securities.

To increase its potential yield, the Fund may invest up to 35% of its net assets in low-rated debt securities (commonly referred to as "high yield" or "junk" bonds). The Fund may also invest a portion of its assets in foreign debt securities to diversify its holdings and to increase its potential return. Other securities and investment techniques that the Fund's management team considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include zero coupon bonds.

The Fund's management team targets for investment companies whose creditworthiness is believed to be stable or improving.
-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when interest rates are rising.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. As much as 35% of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

FOREIGN SECURITY AND EMERGING-MARKET RISK: The Fund may invest up to 20% of its net assets in foreign issuers. Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. market and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:

- greater price volatility;

- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;

- higher brokerage costs;

- fluctuations in foreign currency exchange rates and related conversion costs;

- adverse tax consequences; and

- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

-- WHO SHOULD INVEST*

The Fund may be appropriate for investors seeking current income, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on September 6, 1985 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      TOTAL RETURNS                            for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------
         [CHART]

      '89'                                           15.11
      '90'                                            4.26
      '91'                                           14.45
      '92'                                            8.16
      '93'                                           15.45
      '94'                                            -4.1
      '95'                                           17.41
      '96'                                            8.06
      '97'                                           11.87
      '98'                                            0.00

       *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q2 '89: 9.58%

     Worst quarter Q1 '90: (4.52%)


      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      ----------------------------------------------------------------------------------------------
                                                                               MORNINGSTAR
                                                                     -------------------------------
                                                                     CORPORATE    MULTI-     LONG-
                                                                       BOND       SECTOR      TERM
                                                                      GENERAL      BOND       BOND
                             CLASS A  CLASS B  CLASS C  CLASS I***   UNIVERSE    UNIVERSE   UNIVERSE
      ----------------------------------------------------------------------------------------------
      Past year............   (4.75%)  (5.77%)  (1.81%)    n/a         6.83%      1.20%      6.53%
      Past 5 years.........    5.33%      n/a      n/a     n/a         6.29%      5.81%      6.98%
      Past 10 years........    8.32%      n/a      n/a     n/a         8.67%      8.45%      9.42%
      Since inception:
      Class B*.............      n/a    6.15%      n/a     n/a         7.27%      7.21%      8.21%
      Class C**............      n/a      n/a    7.04%     n/a         8.09%      7.07%      9.25%


      # Performance figures reflect any applicable sales charges.
      * The inception date for the Fund's Class B shares was April
        1, 1994.
     ** The inception date for the Fund's Class C shares is April
        30, 1996. Index performance calculated from May 1, 1996. *** The Fund has had no outstanding Class I shares.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
---------------------------------------------------------------
                          CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)..................   4.75%      none      none      none
Maximum deferred sales
charge (load) (as a
percentage of purchase
price)..................    none     5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested dividends....    none      none      none      none
Redemption fee*.........    none      none      none      none
Exchange fee............    none      none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND               expenses that are
OPERATING EXPENSES        deducted from Fund assets
----------------------------------------------------------------
                         CLASS A   CLASS B   CLASS C   CLASS I**
----------------------------------------------------------------
Management fees*.......   0.75%     0.75%     0.75%      0.75%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%       none
Other expenses.........   0.39%     0.38%     0.37%      0.30%
Total annual Fund
operating expenses.....   1.39%     2.13%     2.12%      1.05%

 *Management Fees are reduced to 0.50% for net assets over $100 million.
**The Fund has had no outstanding Class I shares. Percentages shown are estimates based on expenses for Class A shares.

--------------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

---------------------------------------------------------------------------------
                            (no redemption)             (no redemption)
 YEAR   CLASS A   CLASS B       CLASS B       CLASS C       CLASS C       CLASS I
---------------------------------------------------------------------------------
1st     $  708    $  716        $  216        $  315        $  215        $  107
3rd        990       967           667           664           664           334
5th      1,292     1,344         1,144         1,139         1,139           579
10th     2,148     2,274         2,274         2,452         2,452         1,283

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL STRATEGIC BOND FUND
--------------------------------------------------------------------------------
(GLOBE ARTWORK)

IVY
INTERNATIONAL
STRATEGIC
BOND FUND

-- INVESTMENT OBJECTIVE
The Fund seeks total return and, consistent with that objective, to maximize current income.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in a managed portfolio of foreign bonds.

The Fund may also invest in U.S. bonds. The types of debt securities the Fund may hold include corporate, government, and mortgage or asset backed securities. At least 65% of the value of the Fund's portfolio is expected to be rated in the four highest rating categories used by Moody's and S&P.

Among the other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) are:
- low rated debt securities (commonly referred to as "high yield" or "junk" bonds); and
- derivative investment techniques (such as options, futures, interest rate and credit swaps, and foreign currency exchange transactions).

The Fund's manager invests in bonds and bond markets that are believed to be undervalued relative to other issuers or markets. In selecting bonds for the Fund's portfolio, the manager will consider yields, credit quality and the fundamental outlook for currency and interest rate trends in different parts of the world, and may also take into account the ability to hedge currency and local bond price risk.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when interest rates are rising.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Many of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and may therefore invest a greater percentage of its assets in a particular issuer than a "diversified" fund. As a result, the Fund may also be more susceptible than a diversified fund to the price movements of certain securities it holds in its portfolio.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The risks of investing in foreign securities are more acute in countries with new or developing economies.

     DERIVATIVES RISK: The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain. The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's manager as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking a mix of total return and current income, but who can accept potentially dramatic fluctuations in capital value in the short term.

     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.
     -- PERFORMANCE INFORMATION
     The Fund commenced operations on May 3, 1999, therefore, no performance information is available.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER                          fees paid directly from
FEES                                 your investment
------------------------------------------------------------
                        CLASS A   CLASS B   CLASS C   CLASS I
-------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)................   4.75%      none      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)................    none     5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested
dividends.............    none      none      none      none
Redemption fee*.......    none      none      none      none
Exchange fee..........    none      none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                      expenses that are
OPERATING EXPENSES               deducted from Fund assets
----------------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS I
------------------------------------------------------------
Management fees......   0.75%     0.75%     0.75%     0.75%
Distribution and/or
service (12b-1)
fees.................   0.25%     1.00%     1.00%      none
Other expenses.......   0.50%     0.50%     0.50%     0.41%
Total annual Fund
operating
expenses*............   1.50%     2.25%     2.25%     1.16%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.25% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 1.75% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C       CLASS I
------------------------------------------------------------------------------------------------
1st                    $  719    $  728        $  228        $  328        $  228         $118
3rd                     1,121     1,106           806           806           806          475

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY MONEY MARKET FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
MONEY
MARKET FUND

-- INVESTMENT OBJECTIVE
The Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in money market instruments maturing within thirteen months or less and maintains a portfolio with a dollar-weighted average maturity of 90 days or less.

The Fund's emphasis on securities with relatively short-term maturities is designed to enable the Fund to maintain a constant net asset value of $1.00 per share.
Among the types of money market instruments that are likely to be included in the Fund's portfolio are:
- debt securities issued or guaranteed by the U.S. Government;
- obligations of domestic banks and savings and loans associations (including certificates of deposit and bankers' acceptances);
- high-quality commercial paper;
- high quality short-term corporate notes, bonds and debentures; and
- short-term repurchase agreements involving U.S. Government securities.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other money market funds.

MARKET RISK: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Thus, although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INTEREST RATE RISK: Many of the Fund's portfolio holdings are susceptible to decline in a rising interest rate environment.

CREDIT RISK: The issuers of the Fund's portfolio holdings could fail to meet their obligations on interest payments and/or principal repayments, which could cause the Fund to lose money.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking a combination of current income and stability of capital.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on April 3, 1987 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      TOTAL RETURNS                          for the years ending
      FOR CLASS A SHARES                     December 31
      -------------------------------------------------------------
      [CHART]
       '89'                                                8.87
       '90'                                                7.69
       '91'                                                5.16
       '92'                                                2.81
       '93'                                                2.42
       '94'                                                4.21
       '95'                                                4.80
       '96'                                                4.47
       '97'                                                4.60
       '98'                                                4.51

     Best quarter Q3 '90: 1.94%

     Worst quarter Q3 '98: 0.38%

      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1998
      ------------------------------------------------------------------------------------------
                                                                    CLASS A   CLASS B   CLASS C
      ------------------------------------------------------------------------------------------
      Past year...................................................     4.51%     4.59%     4.55%
      Past 5 years................................................     4.45%       n/a       n/a
      Past 10 years...............................................     4.88%       n/a       n/a
      Since inception*............................................       n/a     4.64%     5.30%

      *The inception dates for the Fund's three classes of shares were as follows: Class A, April 3, 1987; Class B, January 1, 1996; and Class C, April 30, 1996.

     The Fund's 7-day yield as of December 31, 1998 was 4.11%.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER                   fees paid directly from
FEES                          your investment
-----------------------------------------------------
                           CLASS A  CLASS B  CLASS C
----------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)...................     none     none     none
Maximum deferred sales
charge (load) (as a
percentage of purchase
price)*..................     none     none     none
Maximum sales charge
(load) imposed on
reinvested dividends.....     none     none     none
Redemption fee**.........     none     none     none
Exchange fee.............     none     none     none

 *No contingent deferred sales charge ("CDSC") applies to your purchase of Fund shares. If, however, you exchange shares of another Ivy fund that are subject to a CDSC for shares of the Fund, the CDSC may carry over to your investment in the Fund and be assessed when you redeem your Fund shares (depending on how much time has elapsed since your original purchase date).
**If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
                       CLASS A    CLASS B    CLASS C
----------------------------------------------------
Management fees......   0.40%      0.40%      0.40%
Distribution and/or
service (12b-1)
fees.................    none       none       none
Other expenses.......   1.02%      0.91%      0.96%
Total annual Fund
operating expenses...   1.42%      1.31%      1.36%
Expenses
reimbursed*..........   0.55%      0.55%      0.55%
Net Fund operating
expenses*............   0.87%      0.76%      0.81%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses do not exceed 0.85% of the Fund's average net assets, when calculated at the Fund level,. For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 1.25% of the Fund's average net assets.

--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

----------------------------------
YEAR   CLASS A   CLASS B   CLASS C
----------------------------------
1st    $  659    $   78    $   83
3rd       917       329       344
5th     1,196       600       626
10th    1,988     1,404     1,431

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ABOUT INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES

IVY BOND FUND: The Fund seeks to achieve its investment objective of a high level of current income by investing primarily in investment grade corporate bonds (which are rated Baa or higher by Moody's or BBB or higher by S&P) and U.S. Government securities that mature in more than 13 months. The Fund may invest up to 35% of its net assets in low-rated debt securities (commonly referred to as "high yield" or "junk" bonds). As much as 20% of the Fund's portfolio may be invested in foreign securities.

The Fund's manager targets for investment issuers with stable or improving credit profiles. Individual securities are selected on the basis of factors such as comparative yields and credit quality, and where appropriate, country-specific currency and interest rate trends.

IVY INTERNATIONAL STRATEGIC BOND FUND: The Fund seeks to achieve its primary investment objective of total return, and secondarily current income, by investing in the debt securities of issuers in any nation. The Fund's portfolio is actively managed to limit its exposure to individual country, sector, interest rate and currency risks. The Fund may, however, invest more than 5% of a portion of its assets in a single issuer (see "Non-diversification risk" on page 4). Individual securities are selected based on factors such as yields, credit quality, and the fundamental outlook for country-specific currency and interest rate trends.

IVY MONEY MARKET FUND: The Fund seeks to achieve its investment objective of as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term securities. The Fund's debt investments are required to present minimal credit risk and be included in one of the two highest short-term rating categories that apply to debt securities. By purchasing these types of securities, the Fund will attempt to maintain a constant net asset value of $1.00 per share (although there is no guarantee that the Fund's efforts will be successful). The Fund's portfolio is actively monitored on a daily basis to maintain competitive yields.

-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption.

OTHER RISKS: The following table identifies the investment techniques that each Fund's manager considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Following the table is a description of the general risk characteristics of these investment techniques. Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
                                  IVY INTERNATIONAL   IVY MONEY
     INVESTMENT        IVY BOND       STRATEGIC        MARKET
      TECHNIQUE          FUND         BOND FUND         FUND
---------------------------------------------------------------
Debt securities......     X               X               X
Low-rated debt
securities...........     X               X
Sovereign debt.......                     X
Zero coupon bonds....     X
Foreign securities...                     X
Emerging markets.....     X               X
Foreign currencies...                     X
Derivatives..........                     X
Illiquid
  securities.........     X               X
Borrowing............     X               X               X
Temporary defensive
positions............     X               X

RISK CHARACTERISTICS:
- DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The Fund's portfolio is therefore susceptible to losses in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities also tend to be more volatile than bonds with shorter maturities.

- LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Funds' returns.

- SOVEREIGN DEBT SECURITIES: Sovereign debt is issued by foreign governments. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to the investing Fund may also be contingent on its receipt from others (such as the International Monetary Fund and more solvent foreign governments) of specific disbursements, which may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, the Fund could lose the entire value of its investment for an indefinite period of time.

- ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest (and are issued at a significant discount from face value). Because the income from zero coupon bonds is recognized currently for Federal income tax purposes, the amount of the unpaid, accrued interest a fund generally would be required to distribute as dividends includes that income (even though the fund has not actually received any income proceeds). The fund could be forced to sell other portfolio securities at a disadvantageous time and/or price in order to meet its distribution obligations.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

in a loss if the value of the securities subsequently declines).

- FOREIGN CURRENCIES: Many of the securities that Ivy International Strategic Bond Fund buys are denominated in foreign currencies and the value of the Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:
  - securities that are even less liquid and more volatile than those in more developed foreign countries;
  - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
  - increased settlement delays;
  - unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
  - unusually large currency fluctuations and currency conversion costs; and
  - high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- DERIVATIVE INVESTMENT TECHNIQUES: Ivy International Strategic Bond Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques the Fund might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.
Using put and call options could cause the Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, the Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

Foreign currency transactions (such as forward foreign currency contracts) can cause investment losses in a variety of ways. For example, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

- ILLIQUID SECURITIES: "Illiquid securities" are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the investing fund has valued the assets. These may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may offer the potential for higher returns than more readily marketable securities, there is a risk that the investing fund will not be able to dispose of them promptly at an acceptable price.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

- BORROWING: For temporary or emergency purposes, each Fund may borrow up to a specific percentage of its total assets from qualified banks (10% in the case of Ivy Bond Fund and Ivy Money Market Fund, and 20% in the case of Ivy International Strategic Bond Fund). Borrowing may exaggerate the effect on a Fund's share value or any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

- TEMPORARY DEFENSIVE POSITIONS: Each Fund may occasionally take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective.

-- OTHER IMPORTANT INFORMATION

EUROPEAN MONETARY UNION: The Funds may have investments in Europe. On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the Funds could experience investment losses.

YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the year 2000 readiness of the issuers of the securities that the Funds may purchase is also taken into consideration during the investment decision-making process (though such information may not be readily available, particularly in non-U.S. countries, and may be limited to public filings or statements from company representatives that are not independently verifiable).

The Funds' managers believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause a Fund to lose money).

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

-- INVESTMENT ADVISOR
Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432

IMI provides investment advisory and business management services to the Funds. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and provides similar services to the other sixteen series of Ivy Fund. For the Funds' fiscal year ending December 31, 1998, the Funds paid IMI a fee that was equal to the following percentages of the Funds' respective average net assets:
- Ivy Bond Fund, 0.66%;
- Ivy Money Market Fund, 0.40%.

Ivy International Strategic Bond Fund will pay IMI a fee equal to 0.75% of the Fund's average net assets.

-- PORTFOLIO MANAGEMENT

IVY BOND FUND AND IVY MONEY MARKET FUND: The Funds are managed by IMI's Fixed Income Team. Among the research sources and techniques that team members use during the investment decision-making process are:
- issuer financial statements;
- discussions with company managers and Wall Street analysts;
- credit rating agency opinions; and
- various financial publications.

IVY INTERNATIONAL STRATEGIC BOND FUND: Richard A. Gluck, Vice President of IMI, is the Fund's portfolio manager. Before joining IMI, Mr. Gluck was a Vice President and portfolio manager at Oppenheimer Capital. He has been managing global fixed income funds since 1989. Mr. Gluck holds a Masters Degree in management with a concentration in finance from the M.I.T. Sloan School of Management.

Mr. Gluck is supported by the members of IMI's Fixed Income Team, which is responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies. Team members use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHAREHOLDER
INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last sale price on the exchange on which it was purchased.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, however, there may be some period of time during which a Fund's share price and/or performance information is not available.

Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares" at right).

Ivy International Strategic Bond Fund normally invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares. Therefore, the Funds' share value may change on days when shareholders will not be able to purchase or redeem shares.

IVY MONEY MARKET FUND: The Fund values all of its portfolio securities using the "amortized cost method," which involves valuing each security at its initial cost to the Fund and then assuming a constant rate of accretion of discount or amortization of premium. Cash and receivables are valued at their realizable amounts.

ALL FUNDS: The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value ("NAV") next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares" below).

-- HOW TO BUY SHARES
Please read these sections carefully before investing.

CHOOSING THE APPROPRIATE CLASS OF SHARES: The essential features of the Funds' different classes of shares are described below. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares.

IVY BOND FUND AND IVY INTERNATIONAL STRATEGIC BOND FUND: The Fund's have each adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for their Class A, B and C shares that allow the Funds to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

- CLASS A SHARES: Class A shares of Ivy Bond Fund and Ivy International Strategic Bond Fund are sold at net asset value plus a maximum sales charge of 4.75% (the "offering price"). The sales charge may be reduced or eliminated if certain conditions are met (see "Additional

(IVY LEAF)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

  purchase information"). Class A shares are subject to a 0.25% Rule 12b-1 service fee.

- CLASS B SHARES: Class B shares of Ivy Bond Fund and Ivy International Strategic Bond Fund are offered at net asset value, without an initial sales charge, but subject to a contingent deferred sales charge ("CDSC") that declines from 5.00% to zero on certain redemptions within six years of purchase. Class B shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee, and convert automatically into Class A shares eight years after purchase.

- CLASS C SHARES: Class C shares are offered at net asset value, without an initial sales charge, but subject to a CDSC of 1.00% for redemptions within the first year of purchase. Class C shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee.

- CLASS I SHARES: Class I shares are offered to certain classes of investors at net asset value, without any sales load or Rule 12b-1 fees.

The following table displays the various investment minimums, sales charges and expenses that apply to each class of Ivy Bond Fund and Ivy International Strategic Bond Fund:

------------------------------------------------------------------------------------
                       CLASS A          CLASS B          CLASS C          CLASS I
------------------------------------------------------------------------------------
Minimum initial
investment*..........  $1,000           $1,000           $1,000           $5,000,000
Minimum subsequent
investment*..........  $100             $100             $100             $10,000
Initial sales
charge...............  Maximum 4.75%,   None             None             None
                       with options
                       for a reduction
                       or waiver
CDSC.................  None, except on  Maximum 5.00%,   1.00% for the    None
                       certain NAV      declines over    first year
                       purchases        six years
Service and
distribution fees....  0.25% service    0.75%            0.75%            None
                       fee              distribution     distribution
                                        fee and 0.25%    fee and 0.25%
                                        service fee      service fee

*Minimum initial and subsequent investments for retirement plans are $25.

IVY MONEY MARKET FUND: The following table displays the various investment minimums, sales charges and expenses that apply to each class of Ivy Money Market Fund:

------------------------------------------------------------------------------
                             CLASS A  CLASS B              CLASS C
------------------------------------------------------------------------------
Minimum initial
investment*................  $1,000   $1,000               $1,000
Minimum subsequent
investment*................  $100     $100                 $100
Initial sales charge.......  None     None                 None
CDSC.......................  None     None, except on      None, except on
                                      shares purchased     shares purchased
                                      with proceeds from   with proceeds from
                                      the exchange of      the exchange of
                                      other Ivy Fund       other Ivy fund
                                      shares that would    shares that would
                                      otherwise have been  otherwise have been
                                      subject to a CDSC    subject to a CDSC
                                      (maximum 5.00%,      (maximum 1.00% for
                                      declines over six    the first year)
                                      years)
Service and distribution
fees.......................  None     None                 None

*Minimum initial and subsequent investments for retirement plans are $25.

-- ADDITIONAL PURCHASE INFORMATION FOR IVY BOND FUND AND IVY INTERNATIONAL STRATEGIC BOND FUND

CLASS A SHARES: Class A shares are sold at a public offering price equal to their net asset value per share plus an initial sales charge, as set forth below (which is reduced as the amount invested increases):

---------------------------------------------------------------
                           SALES         SALES      PORTION OF
                        CHARGE AS A   CHARGE AS A     PUBLIC
                        PERCENTAGE    PERCENTAGE     OFFERING
                         OF PUBLIC      OF NET         PRICE
                         OFFERING       AMOUNT      RETAINED BY
   AMOUNT INVESTED         PRICE       INVESTED       DEALER
---------------------------------------------------------------
Less than $100,000....     4.75%         4.99%         4.00%
$100,000 but less than
$250,000..............     3.75%         3.90%         3.00%
$250,000 but less than
$500,000..............     2.50%         2.56%         2.00%
$500,000 or over*.....     0.00%         0.00%         0.00%

*A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

Class A shares that are acquired through reinvestment of dividends or distributions are not subject to any sales charges.

HOW TO REDUCE YOUR INITIAL SALES CHARGE:
- "Rights of Accumulation" permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all Ivy Fund Class A shares you own.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

- A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

HOW TO ELIMINATE YOUR INITIAL SALES CHARGE: You may purchase Class A shares at NAV (without an initial sales charge or a CDSC) through any one of the following methods:
- through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;
- under certain qualified retirement plans;
- as an employee or director of Mackenzie Investment Management Inc. or its affiliates;
- as an employee of a selected dealer; or
- through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. Ivy Mackenzie Distributors, Inc. ("IMDI"), the Fund's distributor, may pay the dealer or agent (out of IMDI's own resources) for its distribution assistance according to the following schedule:

--------------------------------------------------
           PURCHASE AMOUNT              COMMISSION
--------------------------------------------------
First $3,000,000......................    1.00%
Next $2,000,000.......................    0.50%
Over $5,000,000.......................    0.25%

IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI) including, for example, those which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified time period.

Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by the Distributor. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year of purchase.

CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1.00%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

----------------------------------------------------
                             CDSC AS A PERCENTAGE OF
        YEAR SINCE                DOLLAR AMOUNT
         PURCHASE               SUBJECT TO CHARGE
----------------------------------------------------
First......................         5.00%
Second.....................         4.00%
Third......................         3.00%
Fourth.....................         3.00%
Fifth......................         2.00%
Sixth......................         1.00%
Seventh and thereafter.....         0.00%

The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on increases in account value above the original purchase price or on reinvested dividends and distributions.

Shares will be redeemed on a lot-by-lot basis in the following order:
- Shares held more than six years;
- Shares acquired through reinvestment of dividends and distributions;
- Shares subject to the lowest CDSC percentage, on a first-in, first-out basis
  (1) with the portion of the lot attributable to capital appreciation which is not subject to a CDSC; redeemed first, then
  (2) the portion of the lot attributable to your original basis, which is subject to a CDSC.

(IVY LEAF)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The CDSC for Class B shares is waived for:
- Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.
- Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
- Redemptions resulting from a tax-free return of excess contribution to an IRA.
- Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.
- Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of the portfolio's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A and Class I shares. IMDI uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales related expenses, as well as expenses related to providing distributions services, such as compensating selected dealers and agents for selling these shares.

Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes. Class C shares do not have a similar conversion privilege.

CLASS I SHARES: Class I shares are offered only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower fees than Class A, Class B and Class C shares.
-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the Fund in which you wish to invest. You should note on the check the class of shares you wish to purchase (see page 14 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  PO Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Hwy.
  Boca Raton, FL 33432-6114

-- BUYING ADDITIONAL SHARES
There are several ways to increase your investment in a Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:
         First Union National Bank of Florida
         Jacksonville, FL
         ABA #063000021
         Account #2090002063833
         For further credit to:
         Your Account Registration
         Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 7B of the Account Application.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL: Send your written redemption request to IMSC at one of the addresses on page 16 of this Prospectus. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

IMPORTANT REDEMPTION INFORMATION:
- A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within six years of purchase, and to Class C shares that are redeemed within one year of purchase.
- If you own shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- Any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.
- Shares will be redeemed in the order described under "Additional Purchase Information--Class B and Class C Shares", above.
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

(IVY LEAF)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information" at right).

IVY MONEY MARKET FUND: Class A shareholders of Ivy Money Market Fund may exchange their outstanding shares for Class A shares of another Ivy Fund on the basis of the relative NAV per Class A share, plus an amount equal to the sales charge payable with respect to the new shares at the time of the exchange. Incremental sales charges are waived for outstanding shares that have been invested for 12 months or longer. Class B (or Class C) shareholders of Ivy Money Market Fund may exchange their Class B (or Class C) shares for Class B (or Class
C) shares of another Ivy fund on the basis of the relative NAV per Class B (or Class C) share, subject to the CDSC schedule of the fund into which the exchange is being made (beginning with the date of the exchange).

Class B and Class C shareholders of another Ivy fund may exchange their shares for Class B and Class C shares of the Fund. Exchanges from another Ivy Fund will continue to be subject to the CDSC schedule of the fund from which the exchange was made, but will reflect the time the shares are held in the Ivy Money Market Fund.

ALL FUNDS:

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:

- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 16 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain funds), or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a sales charge regardless of which share class you own.
- Cash dividends and distributions can be sent to you:

- BY MAIL: a check will mailed to the address of record unless otherwise instructed.

- BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dividends ordinarily will vary from one class to another. Ivy Bond Fund and Ivy International Strategic Bond Fund intend to declare and pay dividends monthly. Ivy Money Market Fund intends to declare dividends daily and pay accrued amounts monthly. The Funds will distribute net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from a Fund under applicable state or local law.

[IVY LEAF LOGO]

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or less if a Fund has a shorter operating history) and reflects results for a single Fund share. Ivy International Strategic Bond Fund commenced operations on May 3, 1999, and accordingly, no financial information is presented for that Fund. The total returns in the table represent the rate an investor would have earned (or lost) each year on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in its Annual Report to shareholders (which is available upon request).

--------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS A
IVY BOND FUND                                 ----------------------------------------------------------------------------
                                                                                            for the
                                                                                           six months      for the
                                                            for the year                     ended        year ended
                                                         ended December 31,               December 31,     June 30,
--------------------------------------------------------------------------------------------------------------------------
                                                1998        1997      1996       1995         1994           1994
SELECTED PER SHARE DATA                       ----------------------------------------------------------------------------
Net asset value, beginning of period.......   $   10.22   $   9.80   $  9.78   $   9.01     $   9.38       $  10.34
                                              ----------------------------------------------------------------------------
  Income from investment operations
  Net investment income....................         .69        .80       .72        .67(a)       .33(a)         .63
  Net gains or losses on securities (both
    realized and unrealized)...............        (.69)       .42       .03        .84         (.29)          (.60)
                                              ----------------------------------------------------------------------------
  Total from investment operations.........          --       1.22       .75       1.51          .04            .03
                                              ----------------------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income.............         .68        .80       .72        .63          .32            .61
    In excess of net investment income.....          --         --       .01         --           --             --
  Distributions
    From capital gains.....................          --         --        --         --           --            .38
    In excess of capital gains.............          --         --        --         --          .09             --
  Returns of capital.......................          --         --        --        .11           --             --
                                              ----------------------------------------------------------------------------
    Total distributions....................         .68        .80       .73        .74          .41            .99
                                              ----------------------------------------------------------------------------
Net asset value, end of period.............   $    9.54   $  10.22   $  9.80   $   9.78     $   9.01       $   9.38
                                              ----------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------
Total return (%)...........................         .00(b)   11.87(b)   8.06(b)   17.41(b)       .43(c)         .00(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...   $ 109,445   $106,497   $97,881   $108,840     $110,232       $120,073
Ratio of expenses to average net assets
  With expense reimbursement (%)...........          --         --        --       1.54         1.50(d)          --
  Without expense reimbursement (%)........        1.39       1.47      1.56       1.54         1.52(d)        1.45
Ratio of net investment income to average
  net assets (%)...........................        6.88       7.08      7.36       7.09(a)      6.92(a)(d)     6.19
Portfolio turnover rate (%)................          43         71        90         93           44             78

----------------------------------------------------------------------------------------------------------------------------
                                    CLASS B                                                      CLASS C
----------------------------------------------------------------------------------------------------------------------------
                                                                 for the period                          for the period
                                                  for the six    April 1, 1994                           April 30, 1996
              for the year ended                  months ended   (Commencement)   for the year ended     (Commencement)
                 December 31,                     December 31,    to June 30,        December 31,        to December 31,
----------------------------------------------------------------------------------------------------------------------------
 1998               1997       1996      1995         1994            1994          1998       1997           1996
----------------------------------------------------------------------------------------------------------------------------
$ 10.22            $  9.80    $ 9.78    $ 9.01       $ 9.38          $ 9.82       $ 10.24     $ 9.82          $9.44
----------------------------------------------------------------------------------------------------------------------------
    .59                .68       .64       .60(a)       .30(a)          .10           .60        .64            .39
   (.67)               .46       .04       .84         (.29)           (.32)         (.68)       .48            .43
----------------------------------------------------------------------------------------------------------------------------
   (.08)              1.14       .68      1.44          .01            (.22)         (.08)      1.12            .82
----------------------------------------------------------------------------------------------------------------------------
    .59                .72       .64       .56          .29             .14           .60        .70            .39
    .02                 --       .02        --           --              --           .01         --            .05
     --                 --        --        --           --             .08            --         --             --
     --                 --        --        --          .09              --            --         --             --
     --                 --        --       .11           --              --            --         --             --
----------------------------------------------------------------------------------------------------------------------------
    .61                .72       .66       .67          .38             .22           .61        .70            .44
----------------------------------------------------------------------------------------------------------------------------
$  9.53            $ 10.22    $ 9.80    $ 9.78       $ 9.01          $ 9.38       $  9.55     $10.24          $9.82
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   (.81)(b)          11.12(b)   7.25(b)  16.54(b)       .06(c)        (2.24)(c)      (.81)(b)  11.11(b)        8.81(c)
$42,166            $18,499    $5,300    $5,184       $2,420          $  761       $11,266     $6,580          $ 618
     --                 --        --      2.29         2.25(d)           --            --         --             --
   2.13               2.21      2.29      2.29         2.27(d)         2.20(d)       2.12       2.20           2.35(d)
   6.14               6.35      6.62      6.34(a)      6.17(a)(d)      5.44(d)       6.15       6.35           6.56(d)
     43                 71        90        93           44              78            43         71             90

                                                                                              (a) Net investment
                                                                                              income is net of
                                                                                              expenses reimbursed
                                                                                              by manager.
                                                                                              (b) Total return does
                                                                                              not reflect a sales
                                                                                              charge.
                                                                                              (c) Total return
                                                                                              represents aggregate
                                                                                              total return and does not
                                                                                              reflect a sales charge.
                                                                                              (d) Annualized

[IVY LEAF LOGO]

---------------------------------------------------------------------------------------------------------------------------
                                                                                        CLASS A
IVY MONEY MARKET FUND                                        --------------------------------------------------------------
                                                                                   for the year ended
                                                                                      December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                               1998        1997        1996        1995        1994
SELECTED PER SHARE DATA                                      --------------------------------------------------------------
Net asset value, beginning of period......................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                             --------------------------------------------------------------
  Income from investment operations
  Net investment income (a)...............................        .05         .05         .04         .05         .04
  Less distributions
  Dividends (from net investment income)..................       (.05)       (.05)       (.04)       (.05)       (.04)
                                                             --------------------------------------------------------------
Net asset value, end of period............................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
Total return (%)..........................................       4.51        4.60        4.47        4.80        4.21
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..................    $19,103     $15,385     $21,359     $24,609     $26,827
Ratio of expenses to average net assets
  With expense reimbursement (%)..........................        .87         .88         .86         .85         .85
  Without expense reimbursement (%).......................       1.42        1.57        1.86        1.39        1.24
Ratio of net investment income to average net assets
  (%)(a)..................................................       4.50        4.60        4.47        4.91        3.29

--------------------------------------------------------------------------------------
                                                               (a) Net investment
                                                               income is net of
                                                               expenses reimbursed
                                                               by manager.
                                                               (b) Total return repre-
                                                               sents aggregate total
                                                               return.
                                                               (c) Annualized


                CLASS B                                   CLASS C
   -----------------------------------------------------------------------------------
                                                               from April 30, 1996
           for the year ended            for the year ended      (Commencement)
              December 31,                  December 31,         to December 31,
   -----------------------------------------------------------------------------------
    1998              1997      1996      1998       1997             1996
   -----------------------------------------------------------------------------------
   $ 1.00            $ 1.00    $ 1.00     $1.00      $1.00            $1.00
   -----------------------------------------------------------------------------------
      .05               .05       .05       .05        .05              .03
     (.05)             (.05)     (.05)     (.05)      (.05)            (.03)
   -----------------------------------------------------------------------------------
   $ 1.00            $ 1.00    $ 1.00     $1.00      $1.00            $1.00
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
     4.59              4.77      4.57      4.55       4.78             4.78(b)
   $6,636            $3,812    $3,474     $ 423      $ 405            $  74
      .76               .70       .77       .81        .70              .56(c)
     1.31              1.39      1.77      1.36       1.39             1.56(c)
     4.61              4.77      4.57      4.56       4.78             4.78(c)

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                     Account
                                                     Application

                                                     FUND USE ONLY
                                                     __________________________
                                                     Account Number
                                                     __________________________
                                                     Dealer/Branch/Rep
                                                     __________________________
                                                     Account Type/Soc Cd

[IVY FUNDS LOGO]

       Please mail applications and checks to:
       Ivy Mackenzie Services Corp.,
       P.O. Box 3022, Boca Raton, Florida 33431-0922
       This application should not be used for
       retirement accounts for which Ivy Fund (IBT) is custodian.

  1    REGISTRATION

       Name ___________________________________________________________________
            ___________________________________________________________________
            ___________________________________________________________________
       Address ________________________________________________________________
       City ___________________________________ State _____________ Zip _______
       Phone # (day) (____)_____________ Phone # (evening) (___)_______________

         ___ Individual          ___ UGMA/UTMA              ___ Sole proprietor
         ___ Joint tenant        ___ Corporation            ___ Trust
         ___ Estate              ___ Partnership            ___ Other

       Date of trust _____________________ Minor's state of residence _________

  2    TAX I.D.

       Citizenship:   ___ U.S.   ___ Other (please specify):___________________

       Social security # _______-____-_______  or  Tax identification #________

       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

  3    DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name_____________________________________________________________
       Branch office address __________________________________________________
       City _____________________________________  State _______ Zip __________
       Representative's name __________________________________________________
       Representative's # _________________ Representative's phone # __________ Authorized signature of dealer _________________________________________

  4    INVESTMENTS

       A. Enclosed is my check ($1,000 minimum) for $_____________ made payable to the appropriate fund. Please invest it in:
      __________________________________ Class A
      __________________________________ Class B
      __________________________________ Class C
      __________________________________ Class I shares
          ("*" Funds only)
          of the following fund(s):

         $ _____________ Ivy Bond Fund*                            $ ------------- Ivy Money Market Fund
         $ _____________ Ivy International Strategic Bond  Fund*

       B. I qualify for a reduction or elimination of the sales charge due to the following privilege (applies only to Class A shares):
       ___ New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)

       ___ ROA with the account(s) listed below.
       ___ Existing Letter of Intent with the account(s) listed below.

           Fund name: ___________________________________    Fund name: _________________________________
           Account #: ___________________________________    Account #: _________________________________

       If establishing a Letter of Intent, you will need to purchase Class A shares over a 13-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

       ____ $100,000    ____ $250,000   ____ $500,000

       C. FOR DEALER USE ONLY

         Confirmed trade orders:   __________________   ___________________    _____________________
                                     Confirm Number      Number of Shares        Trade Date

  5     DISTRIBUTION OPTIONS

      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. ___ Reinvest all dividends and capital gains into additional shares of the same class of a different Ivy fund account.

             Fund name: ________________________________________________________
             Account #: ________________________________________________________
      B. ___ Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or a different Ivy fund account.

             Fund name: ________________________________________________________
             Account #: ________________________________________________________
      C. ___ Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO:      ___ the address listed in the registration
               ___ the special payee listed in Section 7A (by mail)
               ___ the special payee listed in Section 7B (by EFT)

  6     OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      ___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $ _______ for each time period indicated below and invest my bank proceeds into the following Ivy fund:

           Fund name: ________________________________________________________
           Share class:   __ Class A  __ Class B  __ Class C
           Account #: ________________________________________________________
        2. Debit my bank account:
           ___ Annually (on the ___ day of the month of
               _____________________).
           ___ Semiannually (on the ___ day of the months of
               _____ and _____).
           ___ Quarterly (on the ___ day of the first/second/third
               month of each calendar quarter).   (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the ___ days
                       ___ 3 times per month on the ___ days
                       ___ 4 times per month on the ___ days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      ___ I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($50 minimum) $___ for each time period indicated below from the following Ivy Fund account:
             Fund name: ________________________________________________________

             Share class:   __ Class A  __ Class B  __ Class C

             Account #: ________________________________________________________

        2. Withdraw from my Ivy Fund account:
           ___ Annually (on the ___ day of the month of
               _________-).
           ___ Semiannually (on the ___ day of the months of
               ___ and ___).
           ___ Quarterly (on the ___ day of the first/second/third
               month of each calendar quarter.    (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the ___ days
                       ___ 3 times per month on the ___ days
                       ___ 4 times per month on the ___ days

        3. I request the withdrawal proceeds be:
           ___ sent to the address listed in the registration
           ___ sent to the special payee listed in section 7A or 7B.
           ___ invested into additional shares of the same class of a different Ivy fund:

             Fund name: ________________________________________________________
             Account #: ________________________________________________________

      Note: A minimum balance of $5,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    ___ yes    ___ no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7     SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual _______________________________________________
      Account # (if applicable) ________________________________________________
      Street ___________________________________________________________________
      City __________________________________________ State ______ Zip _________
      B. FED WIRE/EFT INFORMATION

      Financial institution ____________________________________________________
      ABA # ____________________________________________________________________
      Account # (if applicable) ________________________________________________
      Street ___________________________________________________________________
      City __________________________________________ State ______ Zip _________

                           (PLEASE ATTACH A VOIDED CHECK.)

  8     SIGNATURES

          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      _______________________________________        ___________________________
      Signature of Owner, Custodian, Trustee or        Date
      Corporate Officer

      _______________________________________        ___________________________
      Signature of Owner, Custodian, Trustee or        Date
      Corporate Officer

                                                   DETACH ON PERFORATION TO MAIL

                          (Remember to sign Section 8)

                   * Symbol not assigned as of this printing

--------------------------------------------------------------------------------
     -- QUOTRON SYMBOLS AND CUSIP NUMBERS

----------------------------------------------------------------------------------------
                    FUND                           SYMBOL                CUSIP
----------------------------------------------------------------------------------------
Ivy Bond Fund Class A                              MCFIX               465897791
Ivy Bond Fund Class B                              IVBBX               465897783
Ivy Bond Fund Class C                              IVBCX               465897668
Ivy Bond Fund Class I                                *                 465897775
Ivy International Strategic Bond Fund Class
  A                                                  *                 465898104
Ivy International Strategic Bond Fund Class
  B                                                  *                 465898203
Ivy International Strategic Bond Fund Class
  C                                                  *                 465898302
Ivy International Strategic Bond Fund Class
  I                                                  *                 465898401
Ivy Money Market Fund Class A                      IVMXX               465897684
Ivy Money Market Fund Class B                      IVBXX               465897676
Ivy Money Market Fund Class C                      IVCXX               465897551
----------------------------------------------------------------------------------------

(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS

         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated May 3, 1999 (the "SAI"), which is incorporated by reference into this Prospectus, and the Funds' annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number.

         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway
         Boca Raton, FL 33432
         800.456.5111

         Information about the Funds (including the SAI and annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Information about the Funds is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

         Investment Company Act File No. 811-1028


          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472.
             www.ivymackenzie.com
             E-mail:
             invest@ivymackenzie.com

Ivy Funds Logo

                                                    This is your prospectus from

                                                    IVY MACKENZIE
                                                    DISTRIBUTORS, INC.
                                                    Via Mizner Financial Plaza
                                                    700 South Federal Highway
                                                    Boca Raton, Florida 33432
                                                    800.456.5111


      May 3, 1999    FIXED INCOME FUNDS ADVISOR CLASS SHARES

      IVY BOND FUND
      IVY INTERNATIONAL STRATEGIC BOND FUND


               Ivy Fund is a registered open-end investment company consisting of nineteen separate portfolios. This Prospectus relates to the Advisor Class shares of the two funds listed above (the "Funds"). The Funds also offer Class A, Class B, Class C and Class I shares, which are described in a separate prospectus.

               The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

               Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 -- CONTENTS

    2 Ivy Bond Fund

    4 Ivy International
      Strategic Bond Fund

    6 Additional information
      about investment strategies
      and risks

   10 Management

   11 Shareholder information

   14 Financial highlights

   17 Account application


                          OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                          James W. Broadfoot, Vice President
                          C. William Ferris, Secretary/Treasurer
                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                           AUDITORS
                          Brown Brothers Harriman & Co.       PricewaterhouseCoopers LLP
                          Boston, Massachusetts               Fort Lauderdale, Florida
                          TRANSFER AGENT                      INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.        Ivy Management, Inc.
                          PO Box 3022                         700 South Federal Highway
                          Boca Raton, Florida 33431-0922      Boca Raton, Florida 33432
                          800.777.6472                        800.456.5111


                                                                  Mackenzie Logo

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY BOND FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
BOND
FUND

-- INVESTMENT OBJECTIVE
The Fund seeks a high level of current income.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in bonds rated in the four highest rating categories used by Moody's and S&P and similar investment-grade fixed income securities.

To increase its potential yield, the Fund may invest up to 35% of its net assets in low-rated debt securities (commonly referred to as "high yield" or "junk" bonds). The Fund may also invest a portion of its assets in foreign debt securities to diversify its holdings and to increase its potential return. Other securities and investment techniques that the Fund's management team considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) include zero coupon bonds.

The Fund's management team targets for investment companies whose creditworthiness is believed to be stable or improving.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when interest rates are rising.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. As much as 35% of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

FOREIGN SECURITY AND EMERGING-MARKET RISK: The Fund may invest up to 20% of its net assets in foreign issuers. Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. market and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking current income, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-- PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on September 6, 1985 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares, exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      TOTAL RETURNS                            for the years ending
      FOR CLASS A SHARES                       December 31
      -------------------------------------------------------------
      '89'                                          15.11
      '90'                                           4.26
      '91'                                          14.45
      '92'                                           8.16
      '93'                                          15.45
      '94'                                           -4.1
      '95'                                          17.41
      '96'                                           8.06
      '97'                                          11.87
      '98'                                           0.00

     Best quarter Q2 '89: 9.58%

     Worst quarter Q1 '90: (4.52%)

      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1998
      ---------------------------------------------------------------------------------------------------------------

                                                                                            MORNINGSTAR
                                                                              ---------------------------------------
                                                                               CORPORATE      MULTI-
                                                                                 BOND         SECTOR       LONG-TERM
                                                                                GENERAL        BOND          BOND
                                                                    CLASS A    UNIVERSE      UNIVERSE      UNIVERSE
      ---------------------------------------------------------------------------------------------------------------
      Past year...................................................   0.00%       6.83%         1.20%         6.53%
      Past 5 years................................................   6.36%       6.29%         5.81%         6.98%
      Past 10 years...............................................   8.85%       8.67%         8.45%         9.42%

-- FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price).....................................  none
Maximum deferred sales charge (load) (as a
percentage of purchase price)..............  none
Maximum sales charge (load) imposed on
reinvested dividends.......................  none
Redemption fee*............................  none
Exchange fee...............................  none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
Management fees*.........................   0.75%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   0.36%
Total annual Fund operating expenses.....   1.11%

*Management Fees are reduced to 0.50% for net assets over $100 million.

-------------------------------------------------------------------------

-- EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

----------------
YEAR
----------------
1st       $  113
3rd          353
5th          612
10th       1,352

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL STRATEGIC BOND FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
INTERNATIONAL
STRATEGIC
BOND FUND

-- INVESTMENT OBJECTIVE
The Fund seeks total return and, consistent with that objective, to maximize current income.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in a managed portfolio of foreign bonds.

The Fund may also invest in U.S. bonds. The types of debt securities the Fund may hold include corporate, government, and mortgage or asset backed securities. At least 65% of the value of the Fund's portfolio is expected to be rated in the four highest rating categories used by Moody's and S&P.

Among the other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) are:

- low rated debt securities (commonly referred to as "high yield" or "junk" bonds); and
- derivative investment techniques (such as options, futures, interest rate and credit swaps, and foreign currency exchange transactions).

The Fund's manager invests in bonds and bond markets that are believed to be undervalued relative to other issuers or markets. In selecting bonds for the Fund's portfolio, the manager will consider yields, credit quality and the fundamental outlook for currency and interest rate trends in different parts of the world, and may also take into account the ability to hedge currency and local bond price risk.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when interest rates are rising.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Many of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and may therefore invest a greater percentage of its assets in a particular issuer than a "diversified" fund. As a result, the Fund may also be more susceptible than a diversified fund to the price movements of certain securities it holds in its portfolio.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     DERIVATIVES RISK: The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain. The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's manager as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking a mix of total return and current income, but who can accept potentially dramatic fluctuations in capital value in the short term.

     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE INFORMATION

     The Fund commenced operations on April 30, 1999, therefore, no performance information is available.


-- FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER                                fees paid directly from
FEES                                       your investment
------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)..................................                 none
Maximum deferred sales charge (load) (as
a percentage of purchase price).........                 none
Maximum sales charge (load) imposed on
reinvested dividends....................                 none
Redemption fee*.........................                 none
Exchange fee............................                 none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                                 expenses that are
OPERATING EXPENSES                          deducted from Fund assets
---------------------------------------------------------------------
Management fees..........................               0.75%
Distribution and/or service (12b-1)
fees.....................................               none
Other expenses...........................               0.50%
Total annual Fund operating expenses*....               1.25%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.25% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 1.75% of the Fund's average net assets.

  ------------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st        $127
3rd         502

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ABOUT INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES

IVY BOND FUND: The Fund seeks to achieve its investment objective of a high level of current income by investing primarily in investment grade corporate bonds (which are rated Baa or higher by Moody's or BBB or higher by S&P) and U.S. Government securities that mature in more than 13 months. The Fund may invest up to 35% of its net assets in low-rated debt securities (commonly referred to as "high yield" or "junk" bonds). As much as 20% of the Fund's portfolio may be invested in foreign securities.

The Fund's manager targets for investment issuers with stable or improving credit profiles. Individual securities are selected on the basis of factors such as comparative yields and credit quality, and where appropriate, country-specific currency and interest rate trends.

IVY INTERNATIONAL STRATEGIC BOND FUND: The Fund seeks to achieve its primary investment objective of total return, and secondarily current income, by investing in the debt securities of issuers in any nation. The Fund's portfolio is actively managed to limit its exposure to individual country, sector, interest rate and currency risks. The Fund may, however, invest more than 5% of a portion of its assets in a single issuer (see "Non-diversification risk" on page 4). Individual securities are selected based on factors such as yields, credit quality, and the fundamental outlook for country-specific currency and interest rate trends.

-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption.

OTHER RISKS: The following table identifies the investment techniques that each Fund's manager considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Following the table is a description of the general risk characteristics of these investment techniques. Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).

-------------------------------------------------------------
                                            IVY INTERNATIONAL
                                 IVY BOND       STRATEGIC
     INVESTMENT TECHNIQUE          FUND         BOND FUND
-------------------------------------------------------------
Debt securities...............      X               X
Low-rated debt securities.....      X               X
Sovereign debt................                      X
Zero coupon bonds.............      X
Foreign securities............                      X
Emerging markets..............      X               X
Foreign currencies............                      X
Derivatives...................                      X
Illiquid securities...........      X               X
Borrowing.....................      X               X
Temporary defensive
positions.....................      X               X

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RISK CHARACTERISTICS:

- DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The Fund's portfolio is therefore susceptible to losses in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities also tend to be more volatile than bonds with shorter maturities.

- LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Funds' returns.

- SOVEREIGN DEBT SECURITIES: Sovereign debt is issued by foreign governments. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to the investing Fund may also be contingent on its receipt from others (such as the International Monetary Fund and more solvent foreign governments) of specific disbursements, which may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, the Fund could lose the entire value of its investment for an indefinite period of time.

- ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest (and are issued at a significant discount from face value). Because the income from zero coupon bonds is recognized currently for Federal income tax purposes, the amount of the unpaid, accrued interest a fund generally would be required to distribute as dividends includes that income (even though the fund has not actually received any income proceeds). The fund could be forced to sell other portfolio securities at a disadvantageous time and/or price in order to meet its distribution obligations.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- FOREIGN CURRENCIES: Many of the securities that Ivy International Strategic Bond Fund buys are denominated in foreign currencies and the value of the Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing econo-

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  mies. Among these additional risks are the following:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- increased settlement delays;
- unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
- unusually large currency fluctuations and currency conversion costs; and
- high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- DERIVATIVE INVESTMENT TECHNIQUES: Ivy International Strategic Bond Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques the Fund might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.

Using put and call options could cause the Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, the Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

Foreign currency transactions (such as forward foreign currency contracts) can cause investment losses in a variety of ways. For example, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

- ILLIQUID SECURITIES: "Illiquid securities" are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the investing fund has valued the assets. These may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may offer the potential for higher returns than more readily marketable securities, there is a risk that the investing fund will not be able to dispose of them promptly at an acceptable price.

- BORROWING: For temporary or emergency purposes, each Fund may borrow up to a specific percentage of its total assets from qualified banks (10% in the case of Ivy Bond Fund and 20% in the case of Ivy International Strategic Bond
  Fund). Borrowing may exaggerate the effect on a Fund's share value or any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

- TEMPORARY DEFENSIVE POSITIONS: Each Fund may occasionally take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective.

-- OTHER IMPORTANT INFORMATION

EUROPEAN MONETARY UNION: The Funds may have investments in Europe. On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the Funds could experience investment losses.

YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the year 2000 readiness of the issuers of the securities that the Funds may purchase is also taken into consideration during the investment decision-making process (though such information may not be readily available, particularly in non-U.S. countries, and may be limited to public filings or statements from company representatives that are not independently verifiable).

The Funds' managers believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly may cause a Fund to lose money).

MANAGEMENT

-- INVESTMENT ADVISOR
Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432

IMI provides investment advisory and business management services to the Funds. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and provides similar services to the other seventeen series of Ivy Fund. For Ivy Bond Fund's fiscal year ending December 31, 1998, the Fund paid IMI a fee that was equal to 0.66% of the Fund's average net assets. Ivy International Strategic Bond Fund will pay IMI a fee equal to 0.75% of the Fund's average net assets.

-- PORTFOLIO MANAGEMENT

IVY BOND FUND: The Fund is managed by IMI's Fixed Income Team. Among the research sources and techniques that team members use during the investment decision-making process are:
- issuer financial statements;
- discussions with company managers and Wall Street analysts;
- credit rating agency opinions; and
- various financial publications.

IVY INTERNATIONAL STRATEGIC BOND FUND: Richard A. Gluck, Vice President of IMI, is the Fund's portfolio manager. Before joining IMI, Mr. Gluck was a Vice President and portfolio manager at Oppenheimer Capital. He has been managing global fixed income funds since 1989. Mr. Gluck holds a Masters Degree in management with a concentration in finance from the M.I.T. Sloan School of Management.

Mr. Gluck is supported by the members of IMI's Fixed Income Team, which is responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies. Team members use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and

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--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

SHAREHOLDER
INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last sale price on the exchange on which it was purchased.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, however, there may be some period of time during which a Fund's share price and/or performance information is not available.

Ivy International Strategic Bond Fund normally invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares. Therefore, the Fund's share value may change on days when shareholders will not be able to purchase or redeem shares.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value ("NAV") next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer.

-- HOW TO BUY SHARES

Please read these sections carefully before investing.

Advisor Class shares are offered through this Prospectus only to the following investors:
- trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
- any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least 0.50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;
- officers and Trustees of Ivy Fund (and their relatives);
- directors and employees of Mackenzie Investment Management Inc. or its affiliates;
- Directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person.)

The following investment minimums, sales charges and expenses apply.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------
Minimum initial investment*.............  $10,000
Minimum subsequent investment*..........     $250
Initial sales charge....................     None
CDSC....................................     None
Service and distribution fees...........     None

*Minimum initial and subsequent investments for retirement plans are $25.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the Fund in which you wish to invest. You should note on the check that you wish to purchase Advisor Class shares (see minimum initial investments above.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  PO Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Hwy.
  Boca Raton, FL 33432-6114

-- BUYING ADDITIONAL SHARES
There are several ways to increase your investment in a Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:
         First Union National Bank of Florida
         Jacksonville, FL
         ABA #063000021
         Account #2090002063833
         For further credit to:
         Your Account Registration
         Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 7B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL: Send your written redemption request to IMSC at one of the addresses at left. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

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--------------------------------------------------------------------------------

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

IMPORTANT REDEMPTION INFORMATION:
- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important Exchange Information" below).

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:
- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 12 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain Funds), or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a sales charge regardless of which share class you own.
- Cash dividends and distributions can be sent to you:

- BY MAIL: a check will mailed to the address of record unless otherwise instructed.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

- BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay dividends monthly. The Funds will distribute net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by a Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Funds under applicable state or local law.

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FINANCIAL HIGHLIGHTS
The "Financial highlights" table is intended to help you understand the Ivy Bond Fund's financial performance and reflects results for a single Fund share. Ivy International Strategic Bond Fund commenced operations on April 30, 1999, and accordingly, no financial information is presented for that Fund. The total returns in the table represent the rate an investor would have earned (or lost) each year on an investment in Ivy Bond Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in its Annual Report to shareholders
(which is available upon request).

--------------------------------------------------------------------------------

IVY BOND FUND                                                          ADVISOR CLASS
                                                                 -------------------------
                                                                      For the period
                                                                     January 20, 1998
                                                                      (Commencement)
                                                                      to December 31,
------------------------------------------------------------------------------------------
                                                                           1998
SELECTED PER SHARE DATA                                          -------------------------
Net asset value, beginning of period.......................               $10.28
                                                                 -------------------------
  Loss from investment operations
  Net investment income....................................                  .69
  Net gains or losses on securities (both realized
    and unrealized)........................................                 (.72)
                                                                 -------------------------
  Total from investment operations.........................                 (.03)
                                                                 -------------------------
  Less distributions
  Dividends
    From net investment income.............................                  .69
    In excess of net investment income.....................                  .02
                                                                 -------------------------
    Total distributions....................................                  .71
                                                                 -------------------------
Net asset value, end of period.............................               $ 9.54
                                                                 =========================
Total return (%)(a)........................................                 (.30)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................               $  347
Ratio of expenses to average net assets (%)(b).............                 1.11
Ratio of net investment income to average net assets
  (%)(b)...................................................                 7.16
Portfolio turnover rate (%)................................                   43


                                                                                            (a) Total return repre-
                                                                                            sents aggregate total
                                                                                            return and does not
                                                                                            reflect a sales charge.
                                                                                            (b) Annualized


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16
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                                                     Account
                                                     Application

                                                     FUND USE ONLY

                                                     ___________________
                                                     Account Number

                                                     ___________________
                                                     Dealer/Branch/Rep

                                                     ___________________
                                                     Account Type/Soc Cd
[IVY FUNDS LOGO]

       Please mail applications and checks to:
                                                                USE FOR ADVISOR
                                                                CLASS ONLY
       Ivy Mackenzie Services Corp.,
       P.O. Box 3022, Boca Raton, Florida 33431-0922

       This application should not be used for retirement accounts for which Ivy Fund (IBT) is custodian.

  1    REGISTRATION

       Name ____________________________________________________________________
            ____________________________________________________________________
            ____________________________________________________________________
       Address__________________________________________________________________
       City _________________________________________ State _______ Zip ________
       Phone # (day) (___)_________________  Phone # (evening) (__)_____________

       __ Individual          __ UGMA/UTMA              __ Sole proprietor
       __ Joint tenant        __ Corporation            __ Trust
       __ Estate              __ Partnership            __ Other

       Date of trust ________________  Minor's state of residence ______________

  2    TAX I.D.

       Citizenship:    __ U.S.     __ Other (please specify): __________________

       Social security # _____-____-_______ or  Tax identification _____________

       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

  3    DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name _____________________________________________________________
       Branch office address ___________________________________________________
       City ______________________________  State _______________  Zip _________
       Representative's name ___________________________________________________
       Representative's # _________________ Representative's phone _____________ Authorized signature of dealer __________________________________________

  4    INVESTMENTS

       A. Enclosed is my check ($10,000 minimum) for $__________ made payable to the appropriate fund. Please invest it in Advisor Class Shares of the following fund(s):

       $ ______________  Ivy Bond Fund   $ _______________  Ivy International
                                                            Strategic Bond Fund
       B. FOR DEALER USE ONLY

       Confirmed trade orders: ______________    ________________    ___________
                               Confirm Number    Number of Shares     Trade Date

  5     DISTRIBUTION OPTIONS

      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. ___ Reinvest all dividends and capital gains into additional shares of a different Ivy fund account.

             Fund name: ________________________________________________________

             Account #: ________________________________________________________
      B. ___ Pay all dividends in cash and reinvest capital gains into additional shares in this account or a different Ivy fund account.

             Fund name: ________________________________________________________

             Account #: ________________________________________________________
      C. ___ Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO:       _____ the address listed in the registration
                _____ the special payee listed in Section 7A (by mail)
                _____ the special payee listed in Section 7B (by EFT)

  6     OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      ___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $____ for each time period indicated below and invest my bank proceeds in Advisor Class shares of the following Ivy fund:

           Fund name: __________________________________________________________
           Account #: __________________________________________________________
        2. Debit my bank account:
           ___ Annually (on the ___ day of the month of
               ___________________).
           ___ Semiannually (on the ___ day of the months of
               _______ and _______).
           ___ Quarterly (on the ___ day of the first/second/third
               month of each calendar quarter).    (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the _____ days
                       ___ 3 times per month on the _____ days
                       ___ 4 times per month on the _____ days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      ___ I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($250 minimum) $_____ for each time period indicated below from the following Ivy Fund account:

             Fund name: ________________________________________________________

             Account #: ________________________________________________________

        2. Withdraw from my Ivy Fund account:
           ___ Annually (on the _____ day of the month of
               __________).
           ___ Semiannually (on the _____ day of the months of
               ___________ and __________).
           ___ Quarterly (on the _____ day of the first/second/third
               month of each calendar quarter.       (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the _____ days
                       ___ 3 times per month on the _____ days
                       ___ 4 times per month on the _____ days

        3. I request the withdrawal proceeds be:
           ___ sent to the address listed in the registration
           ___ sent to the special payee listed in section 7A or 7B.
           ___ invested into additional Advisor Class shares of a different Ivy Fund:

             Fund name: ________________________________________________________

             Account #: ________________________________________________________

      Note: A minimum balance of $10,000 is required to establish a SWP.

  6      OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    ___ yes    ___ no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7     SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual _______________________________________________
      Account # (if applicable) ________________________________________________
      Street ___________________________________________________________________
      City _____________________________ State _________________ Zip ___________
      B. FED WIRE/EFT INFORMATION

      Financial institution ____________________________________________________
      ABA # ____________________________________________________________________
      Account # ________________________________________________________________
      Street ___________________________________________________________________
      City _____________________________ State _________________ Zip ___________
                           (PLEASE ATTACH A VOIDED CHECK.)

  8     SIGNATURES
          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      ________________________________________   _______________________________
      Signature of Owner, Custodian, Trustee or  Date
      Corporate Officer

      ________________________________________   _______________________________
      Signature of Joint Owner, Co-Trustee or    Date
      Corporate Officer

                          (Remember to sign Section 8)

                                                   DETACH ON PERFORATION TO MAIL

* Symbol not assigned as of this printing

--------------------------------------------------------------------------------
     -- QUOTRON SYMBOLS AND CUSIP NUMBERS

----------------------------------------------------------------------------------------
                    FUND                           SYMBOL                CUSIP
----------------------------------------------------------------------------------------
Ivy Bond Fund Advisor Class                          *                 465897296
Ivy International Strategic Bond Fund
  Advisor Class                                      *                 465898500
----------------------------------------------------------------------------------------

(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS

         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated May 3, 1999, which is incorporated by reference into this Prospectus, and each Fund's annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number.

         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway
         Boca Raton, FL 33432
         800.456.5111

         Information about the Funds (including the SAI and annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Information about the Funds is also available on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

         Investment Company Act File No. 811-1028

          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472.
             www.ivymackenzie.com
             E-mail:
             invest@ivymackenzie.com

01FXINADV0499